                                                               File Nos. 33-5793
                                                                        811-4666

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

          Pre-Effective Amendment No.                                  [ ]
                                      --


          Post-Effective Amendment No. 26                              [X]


     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]


          Amendment No. 28                                             [X]


                   SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES
               (Exact name of registrant as specified in charter)

                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

                 Registrant's Telephone Number: 212-850-1864 or
                             Toll-Free 800-221-2450

                          LAWRENCE P. VOGEL, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

  It is proposed that this filing will become effective (check the appropriate box).


[ ] immediately upon filing pursuant to   [ ] on (date) pursuant to paragraph
    paragraph (b)                             (a)(1)

[X] on February 1, 2005 pursuant to       [ ] 75 days after filing pursuant to
    paragraph (b)                             paragraph (a)(2)


[ ] 60 days after filing pursuant to      [ ] on (date) pursuant to paragraph
    paragraph (a)(1)                          (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                     PROSPECTUS
                                                               February 1, 2005
Seligman
Municipal Funds
          Seeking Income Exempt From Regular Income Tax

.. Seligman Municipal Fund Series, Inc.

.. Seligman Municipal Series Trust

.. Seligman New Jersey Municipal Fund, Inc.

.. Seligman Pennsylvania Municipal Fund Series
The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult your financial advisor to determine if one or more of these Funds is suitable for you.

MUNI-1 2/2005
                                  managed by

                                  [LOGO] J&WS
                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864

Table of Contents

THE FUNDS
A discussion of the investment strategies, risks, performance and expenses of the Funds.
      Overview of the Funds.............................................................   1
      National Fund.....................................................................   4
      California High-Yield Fund........................................................   7
      California Quality Fund...........................................................  10
      Colorado Fund.....................................................................  13
      Florida Fund......................................................................  16
      Georgia Fund......................................................................  19
      Louisiana Fund....................................................................  22
      Maryland Fund.....................................................................  25
      Massachusetts Fund................................................................  28
      Michigan Fund.....................................................................  31
      Minnesota Fund....................................................................  34
      Missouri Fund.....................................................................  37
      New Jersey Fund...................................................................  40
      New York Fund.....................................................................  43
      North Carolina Fund...............................................................  46
      Ohio Fund.........................................................................  49
      Oregon Fund.......................................................................  52
      Pennsylvania Fund.................................................................  55
      South Carolina Fund...............................................................  58
      Management of the Funds...........................................................  61
SHAREHOLDER INFORMATION
      Deciding Which Class of Shares to Buy.............................................  65
      Pricing of Fund Shares............................................................  69
      Opening Your Account..............................................................  70
      How to Buy Additional Shares......................................................  71
      How to Exchange Shares Among the Seligman Mutual Funds............................  71
      How to Sell Shares................................................................  72
      Important Policies That May Affect Your Account...................................  73
      Frequent Trading of Fund Shares...................................................  74
      Dividends and Capital Gain Distributions..........................................  75
      Taxes.............................................................................  76
FINANCIAL HIGHLIGHTS....................................................................  77
HOW TO CONTACT US....................................................................... 106
FOR MORE INFORMATION............................................................. back cover

The Funds

Overview of the Funds

This Prospectus contains information about four separate funds, which together offer 19 investment options:

Seligman Municipal Fund Series, Inc. offers the following 13 Funds:

NATIONAL FUND              MINNESOTA FUND
COLORADO FUND              MISSOURI FUND
GEORGIA FUND               NEW YORK FUND
LOUISIANA FUND             OHIO FUND
MARYLAND FUND              OREGON FUND
MASSACHUSETTS FUND         SOUTH CAROLINA FUND
MICHIGAN FUND

Seligman Municipal Series Trust offers the following four Funds:

CALIFORNIA HIGH-YIELD FUND FLORIDA FUND
CALIFORNIA QUALITY FUND    NORTH CAROLINA FUND

Seligman New Jersey Municipal Fund, Inc. (NEW JERSEY FUND)

Seligman Pennsylvania Municipal Fund Series (PENNSYLVANIA FUND)

INVESTMENT OBJECTIVES

Each Fund has its own investment objective. You should read the discussion of a particular Fund, in addition to the information below, before making an investment decision about that Fund.

The Seligman Municipal Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local personal income taxes.

The Funds are managed for total return, which means, in addition to income considerations, the Funds (except the Pennsylvania Fund) look to enhance portfolio returns by pursuing opportunities for capital appreciation. The Pennsylvania Fund does not pursue capital appreciation as one of its objectives. At all times, safety of principal is a primary concern of all of the Funds. However, there is no guarantee that the Funds will achieve their objectives.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund also has its own investment strategies and risks.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) regular personal income taxes in its respective state. This principal investment strategy is fundamental and may be changed only with shareholder approval. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.


  ALTERNATIVE MINIMUM TAX ("AMT"):

  A tax imposed on certain types of income to ensure that all taxpayers pay at least a minimum amount of taxes.


Municipal securities are issued by state and local governments, their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia. Municipal securities are issued to obtain funds to finance various public or private projects, to meet general expenses, and to refinance outstanding debt.

The Funds use a top-down method of selecting securities to purchase. This means the investment manager analyzes the current interest rate environment and trends in the municipal market to formulate investment strategies before selecting individual securities for each Fund. The investment manager determines the appropriate cash positions, quality parameters, market sectors, and bond duration, and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.

The Funds (except the California High-Yield Fund) will purchase only investment-grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase. The Funds may also purchase non-rated securities if, based on credit analysis, the investment manager believes that they are of comparable quality to investment-grade securities.

Under normal market conditions, the Funds will invest in longer maturity bonds (typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objective.

A Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent that Fund from achieving its objective.

A Fund's investment objective may be changed only with shareholder approval. Except as otherwise noted, the principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."

PRINCIPAL RISKS

Below is a description of investment risks that apply to the Funds. More specific risks that apply to individual Funds are included in the individual Fund descriptions in the pages that follow.

The value of your investment in a Fund will fluctuate with fluctuations in the value of the Fund's investment portfolio. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The principal factors that may affect the value of a Fund's portfolio are changes in interest rates and the creditworthiness of a Fund's portfolio holdings, as described below:

Interest rate risk. Changes in market interest rates will affect the value of securities held by a Fund's investment portfolio. Generally, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund's net asset value per share moves in the same direction as the market value of the Fund's securities holdings. Therefore, if interest rates rise, you should expect a Fund's net asset value per share to fall, and if interest rates decline, you should expect a Fund's net asset value to rise.

Additionally, longer maturity bonds, like those held by the Funds, are generally more sensitive to changes in interest rates. Each Fund's strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility.

In a declining interest rate environment, portfolio holdings that are close to maturity or are subject to call by the issuer may be disadvantageous to a Fund. Proceeds of matured or called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.

Credit risk. A municipal bond issue could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Many states and municipalities periodically face budget shortfalls and other problems as a result of economic downturns. The failure to address these problems in a satisfactory manner could affect a state's or municipality's credit quality and result in downgrading or a decline in a security's market value. Credit risk also includes the risk that an issuer of a municipal bond would be unable to make interest and principal payments. Further, revenue bonds held by a Fund may be downgraded or may default on payment if revenues from their underlying facilities decline. If a Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in each Fund's portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement of quality, not as a substitute for it. A Fund will not purchase a bond unless the investment manager approves the underlying credit.

The Funds are also subject to the following risks:

Concentration risk. Each Fund (except the National Fund) invests in municipal securities issued by a single state and its municipalities. Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. These factors may include state or local legislation or policy changes, economic factors, natural disasters and the possibility of credit problems. The Funds seek to minimize this risk by diversifying investments within the state. In addition, each Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer.

Market risk. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund's ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities. Further, if certain securities or market sectors represented in a Fund's portfolio do not perform as expected, that Fund's net asset value may decline.

An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information.

PAST PERFORMANCE

Each Fund offers three Classes of shares. The performance information presented for each Fund provides some indication of the risks of investing in that Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of each Class compares to the Lehman Brothers Municipal Bond Index, a widely-used measure of municipal bond performance. Although each Fund's fiscal year ends on September 30, the performance information is provided on a calendar year basis to assist you in comparing the returns of the Funds with the returns of other mutual funds. How a Fund has performed in the past, before and after taxes, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary among each Fund's Classes due to their different fees and expenses.

FEES AND EXPENSES

The fees and expenses table provided for each Fund summarizes the fees and expenses that you may pay as a shareholder of a Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from a Fund's assets and are therefore paid indirectly by you and other Fund shareholders.

Accompanying each Fund's fee and expense table is an example intended to help you compare the expenses of investing in that Fund with the expenses of investing in other mutual funds.

DISCUSSIONS OF EACH FUND BEGIN ON PAGE 4.

National Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The National Fund seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The National Fund uses the following investment strategies to pursue its investment objective:

The National Fund invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In respect of the National Fund's risks, please refer to the "Principal Risks" section on pages 2 and 3 of this Prospectus.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

National Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996    1997   1998    1999    2000   2001   2002   2003    2004
 ----   ----    ----   ----    ----    ----   ----   ----   -----   ----
20.10%  3.33%  10.38%  5.66%  -5.24%  12.33%  3.53%  6.65%  5.04%   3.36%



         Best calendar quarter return: 8.25% - quarter ended 3/31/95.



        Worst calendar quarter return: -2.26% - quarter ended 12/31/99.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.54)% 5.10% 5.80%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.54)  5.10  5.80       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.45   5.04  5.71       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.44   4.98   n/a    3.29%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.44   5.18  5.37       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

National Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .31%        .31%    .31%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .91%       1.81%   1.81%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $563         $751         $  955         $1,541
                    ---------------------------------------------------------------------
                    Class C         381          664          1,070          2,205
                    ---------------------------------------------------------------------
                    Class D         284          569            980          2,127
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $563         $751         $  955         $1,541
                    ---------------------------------------------------------------------
                    Class C         282          664          1,070          2,205
                    ---------------------------------------------------------------------
                    Class D         184          569            980          2,127
                    ---------------------------------------------------------------------

California High-Yield Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The California High-Yield Fund seeks the maximum income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The California High-Yield Fund uses the following investment strategies to pursue its investment objective:

The California High-Yield Fund invests at least 80% of its net assets in California municipal securities that are within any rating category, including securities rated below investment-grade or securities that are not rated.

In selecting securities to purchase, the investment manager may consider the current market conditions, the availability of lower-rated securities, and whether lower-rated securities offer yields high enough relative to yields on investment-grade securities to justify their higher risk.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the California High-Yield Fund is subject to the following risks:

.. Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors including the possibility of credit problems, such as those resulting from the deregulation of electricity markets in 2001 and the 1994 bankruptcy of Orange County.

.. Because the Fund may invest in non-investment-grade bonds, it is subject to greater risk of loss of principal than funds that invest in higher-rated investment-grade bonds. The Fund may pay higher yields than funds that invest in investment-grade bonds, but at the same time, may experience greater volatility.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. Seligman has periodically waived its management fee and reimbursed expenses in respect of the Fund. Currently, Seligman, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the California High-Yield Funds' management fee to .40% per annum. Seligman may discontinue its fee waiver at any time. Absent such reimbursements and fee waivers, returns would have been lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

California High-Yield Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996   1997    1998   1999    2000     2001   2002   2003    2004
------  -----  -----  -----  ------  ------   -----   -----  -----   ----
14.55%  5.52%  8.72%  6.18%  -5.26%  14.40%   4.60%   7.02%  4.63%   4.90%



         Best calendar quarter return: 6.48% - quarter ended 3/31/95.



        Worst calendar quarter return: -2.34% - quarter ended 12/31/99.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (0.08)% 6.00% 5.88%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (0.29)  5.91  5.74       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  1.48   5.78  5.70       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      1.88   5.88   n/a    4.01%
-------------------------------------------------------------------------------------------
CLASS D                                                      2.95   6.09  5.41       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

California High-Yield Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees/(2)/                                                                   .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .40%        .40%    .40%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  1.00%       1.90%   1.90%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.
(2)Seligman, at its discretion, is waiving a portion of its management fee to limit the per annum management fee of the California High-Yield Fund to .40% per annum. Seligman may discontinue its fee waiver at any time. Such fee waiver is not reflected above.



EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $572         $778         $1,001         $1,641
---------------------------------------------------------------------
Class C         390          691          1,116          2,300
---------------------------------------------------------------------
Class D         293          597          1,026          2,222
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $572         $778         $1,001         $1,641
---------------------------------------------------------------------
Class C         291          691          1,116          2,300
---------------------------------------------------------------------
Class D         193          597          1,026          2,222
---------------------------------------------------------------------

California Quality Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The California Quality Fund seeks high income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The California Quality Fund uses the following investment strategies to pursue its investment objective:

The California Quality Fund invests at least 80% of its net assets in California municipal securities that are within the three highest ratings of Moody's Investors Service (Moody's) (Aaa, Aa, or A) or Standard & Poor's Ratings Services (S&P) (AAA, AA, or A) on the date of purchase.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the California Quality Fund is subject to the following risk:

.. Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems, such as those resulting from the deregulation of electricity markets in 2001 and the 1994 bankruptcy of Orange County.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

California Quality Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996   1997   1998    1999    2000   2001    2002   2003    2004
------  -----  -----  -----  ------  ------  -----  -----  ------   -----
19.79%  3.91%  8.80%  6.26%  -6.10%  16.27%  4.34%  7.16%   4.02%   4.20%



         Best calendar quarter return: 8.97% - quarter ended 3/31/95.



        Worst calendar quarter return: -2.53% - quarter ended 6/30/99.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (0.69)% 6.04% 6.13%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (0.94)  5.94  5.97       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  1.09   5.79  5.90       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      1.26   5.93   n/a    4.06%
-------------------------------------------------------------------------------------------
CLASS D                                                      2.29   6.13  5.67       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

California Quality Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .33%        .33%    .33%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .93%       1.83%   1.83%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $565         $757         $  965         $1,564
---------------------------------------------------------------------
Class C         383          670          1,080          2,226
---------------------------------------------------------------------
Class D         286          576            990          2,148
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $565         $757         $  965         $1,564
---------------------------------------------------------------------
Class C         284          670          1,080          2,226
---------------------------------------------------------------------
Class D         186          576            990          2,148
---------------------------------------------------------------------

Colorado Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Colorado Fund seeks to maximize income exempt from regular federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Colorado Fund uses the following investment strategies to pursue its investment objective:

The Colorado Fund invests at least 80% of its net assets in Colorado municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Colorado Fund is subject to the following risks:


.. Because the Fund invests primarily in securities of Colorado issuers, the Fund's performance may be affected by state or local legislation or policy changes, terrorist attacks, bankruptcy of United Airlines, long-term water availability, the possibility of declining housing prices, household debt burdens, state and local budgetary shortfalls and other economic factors.


.. Due to the current economic conditions in the State, together with the State's constitutionally mandated inability to increase taxes without voter approval and constitutionally mandated minimum increases in funding for elementary and secondary education, the State of Colorado once again faces difficult budget issues that must be resolved by the legislature. Local governments and state agencies and other instrumentalities may be adversely affected by the legislature's spending decisions. Colorado's constitutional and statutory restrictions on spending and taxes may adversely affect the ability of state and local governments to provide necessary services.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and beside the chart do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Colorado Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997   1998   1999    2000   2001   2002    2003    2004
------  -----  -----  -----  ------  ------  -----  -----  ------   -----
13.96%  3.39%  7.52%  5.80%  -5.26%  12.92%  5.22%  7.66%   5.53%   4.26%



         Best calendar quarter return: 6.34% - quarter ended 3/31/95.



        Worst calendar quarter return: -2.33% - quarter ended 12/31/99.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (0.66)% 6.03% 5.47%    n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (0.66)  6.02  5.45     n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.94   5.82  5.37     n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      1.40   5.91   n/a    4.08%
-------------------------------------------------------------------------------------------
CLASS D                                                      2.33   6.10  5.00     n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Colorado Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .34%        .34%    .34%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .94%       1.84%   1.84%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $566         $760         $  970         $1,575
---------------------------------------------------------------------
Class C         384          673          1,086          2,237
---------------------------------------------------------------------
Class D         287          579            995          2,159
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $566         $760         $  970         $1,575
---------------------------------------------------------------------
Class C         285          673          1,086          2,237
---------------------------------------------------------------------
Class D         187          579            995          2,159
---------------------------------------------------------------------

Florida Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Florida Fund seeks high income exempt from regular federal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Florida Fund uses the following investment strategies to pursue its investment objective:

The Florida Fund invests at least 80% of its net assets in Florida municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Florida Fund is subject to the following risks:

.. The lack of an income tax in Florida exposes total tax collections to more volatility than would otherwise be the case and, in the event of an economic downturn, could affect the State's ability to pay principal and interest in a timely manner.

.. Florida's economy may be affected by foreign trade, crop failures, and severe weather conditions and is sensitive to the trends in the tourism and construction industries.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. Seligman has periodically waived its management fee and reimbursed expenses in respect of the Fund. Currently, Seligman, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the Florida Fund to .35% per annum. Seligman may discontinue its fee waiver at any time. Absent such reimbursements and fee waivers, returns would have been lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Florida Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997   1998   1999    2000   2001   2002    2003   2004
------  -----  -----  -----  ------  ------  -----  -----  ------  -----
16.67%  2.76%  9.33%  5.67%  -4.89%  14.41%  4.15%  7.67%   5.27%  3.27%



         Best calendar quarter return: 7.00% - quarter ended 3/31/95.



        Worst calendar quarter return: -2.26% - quarter ended 3/31/96.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                      CLASS C
                                                                                       SINCE
                                                             ONE     FIVE     TEN    INCEPTION
                                                             YEAR    YEARS   YEARS    5/27/99
------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------
Return before taxes                                         (1.61)%  5.85%   5.77%        n/a
------------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.62)   5.82    5.64         n/a
------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.32    5.66    5.57         n/a
------------------------------------------------------------------------------------------------
CLASS C                                                      0.50    5.89     n/a      4.17%
------------------------------------------------------------------------------------------------
CLASS D                                                      1.50    6.09    5.49         n/a
------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48    7.20    7.06      5.91/(1)/
------------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Florida Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES* (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees/(2)/                                                                   .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .25%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .39%        .39%    .39%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  1.14%       1.89%   1.89%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.
(2)Seligman, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the Florida Fund to .35% per annum. Seligman may discontinue its fee waiver at any time. Such fee waiver is not reflected above.



EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $586         $820         $1,073         $1,795
---------------------------------------------------------------------
Class C         389          688          1,111          2,289
---------------------------------------------------------------------
Class D         292          594          1,021          2,212
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $586         $820         $1,073         $1,795
---------------------------------------------------------------------
Class C         290          688          1,111          2,289
---------------------------------------------------------------------
Class D         192          594          1,021          2,212
---------------------------------------------------------------------

Georgia Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Georgia Fund seeks to maximize income exempt from regular federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Georgia Fund uses the following investment strategies to pursue its investment objective:

The Georgia Fund invests at least 80% of its net assets in Georgia municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Georgia Fund is subject to the following risks:

.. Georgia's economy will be affected by trends in the trade, transportation and utilities, professional and business services, manufacturing, and education and health services as these industries, along with government, comprise the largest sources of employment within the State.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from of losses realized on the sale of Fund shares.

Georgia Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996    1997   1998   1999    2000    2001   2002    2003    2004
------  -----  -----  -----  ------  ------  -----  ------  ------   ----
19.16%  3.86%  9.02%  5.94%  -5.04%  13.49%  3.02%   7.83%   5.02%   1.88%



         Best calendar quarter return: 7.71% - quarter ended 3/31/95.



        Worst calendar quarter return: -2.21% - quarter ended 6/30/04.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.96)% 5.13% 5.71%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.96)  5.06  5.58       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.59   5.02  5.55       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (1.01)  5.01   n/a    3.34%
-------------------------------------------------------------------------------------------
CLASS D                                                     (0.02)  5.21  5.29       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Georgia Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .34%        .34%    .34%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .94%       1.84%   1.84%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $566         $760         $  970         $1,575
---------------------------------------------------------------------
Class C         384          673          1,086          2,237
---------------------------------------------------------------------
Class D         287          579            995          2,159
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $566         $760         $  970         $1,575
---------------------------------------------------------------------
Class C         285          673          1,086          2,237
---------------------------------------------------------------------
Class D         187          579            995          2,159
---------------------------------------------------------------------

Louisiana Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Louisiana Fund seeks to maximize income exempt from regular federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Louisiana Fund uses the following investment strategies to pursue its investment objective:

The Louisiana Fund invests at least 80% of its net assets in Louisiana municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Louisiana Fund is subject to the following risks:

.. Louisiana's economy is affected by trends in the oil and gas, tourism, and gaming industries within the State.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Louisiana Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997   1998   1999    2000    2001   2002  2003   2004
------  -----  -----  -----  ------  ------  -----  -----  -----  -----
17.10%  3.49%  8.45%  5.93%  -4.62%  12.70%  4.20%  8.50%  4.30%  3.52%



         Best calendar quarter return: 6.57% - quarter ended 3/31/95.



        Worst calendar quarter return: -2.60% - quarter ended 9/30/99.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.37)% 5.54% 5.69%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.44)  5.48  5.56       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.53   5.39  5.53       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.50   5.38   n/a    3.81%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.60   5.63  5.26       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Louisiana Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .31%        .31%    .31%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .91%       1.81%   1.81%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $563         $751         $  955         $1,541
                    ---------------------------------------------------------------------
                    Class C         381          664          1,070          2,205
                    ---------------------------------------------------------------------
                    Class D         284          569            980          2,127
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $563         $751         $  955         $1,541
                    ---------------------------------------------------------------------
                    Class C         282          664          1,070          2,205
                    ---------------------------------------------------------------------
                    Class D         184          569            980          2,127
                    ---------------------------------------------------------------------

Maryland Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Maryland Fund seeks to maximize income exempt from regular federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Maryland Fund uses the following investment strategies to pursue its investment objective:

The Maryland Fund invests at least 80% of its net assets in Maryland municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Maryland Fund is subject to the following risks:

.. Because the Fund favors investing in revenue bonds, including revenue bonds issued on behalf of health-care providers, its performance may also be affected by economic developments impacting a specific facility or type of facility.

.. The performance of general obligation bonds of Maryland issuers may be affected by efforts to limit or reduce state or local taxes.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Maryland Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997   1998   1999    2000    2001   2002   2003    2004
------  -----  -----  -----  ------  ------  -----  -----  ------   -----
16.84%  3.66%  8.09%  5.85%  -3.34%  11.25%  4.18%  7.60%   3.50%   4.12%



         Best calendar quarter return: 6.96% - quarter ended 3/31/95.



        Worst calendar quarter return: -1.73% - quarter ended 3/31/96.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (0.81)% 5.05% 5.54%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (0.91)  4.97  5.45       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.87   4.94  5.41       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      1.30   4.94   n/a    3.61%
-------------------------------------------------------------------------------------------
CLASS D                                                      2.31   5.16  5.10       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Maryland Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .33%        .33%    .33%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .93%       1.83%   1.83%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $565         $757         $  965         $1,564
---------------------------------------------------------------------
Class C         383          670          1,080          2,226
---------------------------------------------------------------------
Class D         286          576            990          2,148
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $565         $757         $  965         $1,564
---------------------------------------------------------------------
Class C         284          670          1,080          2,226
---------------------------------------------------------------------
Class D         186          576            990          2,148
---------------------------------------------------------------------

Massachusetts Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Massachusetts Fund seeks to maximize income exempt from regular federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Massachusetts Fund uses the following investment strategies to pursue its investment objective:

The Massachusetts Fund invests at least 80% of its net assets in Massachusetts municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Massachusetts Fund is subject to the following risks:

.. Massachusetts and certain of its cities, towns, counties, and other political subdivisions have, at certain times in the past, experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of these financial difficulties could adversely affect the market value and marketability of, or result in default on payments of, outstanding obligations issued by Massachusetts or its public authorities or municipalities.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Massachusetts Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996   1997   1998    1999    2000    2001  2002    2003    2004
------  -----  -----  -----  ------  ------  -----  -----  ------   ----
15.20%  4.14%  8.68%  6.55%  -6.73%  15.20%  4.39%  9.94%   5.26%   2.60%



         Best calendar quarter return: 6.45% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.80% - quarter ended 9/30/99.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.30)% 6.33% 5.83%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.36)  6.32  5.70       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares (0.13)  6.08  5.63       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.38)  6.23   n/a    4.16%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.57   6.43  5.38       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Massachusetts Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .29%        .29%    .29%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .89%       1.79%   1.79%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $562         $745         $  945         $1,519
---------------------------------------------------------------------
Class C         379          658          1,060          2,184
---------------------------------------------------------------------
Class D         282          563            970          2,105
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $562         $745         $  945         $1,519
---------------------------------------------------------------------
Class C         280          658          1,060          2,184
---------------------------------------------------------------------
Class D         182          563            970          2,105
---------------------------------------------------------------------

Michigan Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Michigan Fund seeks to maximize income exempt from regular federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Michigan Fund uses the following investment strategies to pursue its investment objective:

The Michigan Fund invests at least 80% of its net assets in Michigan municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Michigan Fund is subject to the following risks:

.. The principal sectors of Michigan's economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism, and agriculture. The cyclical nature of these industries may adversely affect the revenue stream of the State and its political subdivisions because it may adversely impact tax sources, particularly sales taxes, income taxes and single business taxes.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Michigan Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996    1997   1998   1999    2000    2001   2002    2003   2004
------  -----  -----  -----  ------  ------  -----  ------- ------  -----
15.78%  3.74%  8.73%  6.12%  -3.80%  12.89%  4.37%   7.75%   5.41%  3.10%



         Best calendar quarter return: 6.57% - quarter ended 3/31/95.



        Worst calendar quarter return: -2.00% - quarter ended 6/30/04.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                        CLASS C
                                                                                         SINCE
                                                             ONE     FIVE      TEN     INCEPTION
                                                             YEAR    YEARS    YEARS     5/27/99
--------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------
Return before taxes                                         (1.79)%   5.62%    5.77%        n/a
--------------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.79)    5.55     5.59         n/a
--------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.21     5.44     5.57         n/a
--------------------------------------------------------------------------------------------------
CLASS C                                                      0.14     5.48     n/a       4.03%
--------------------------------------------------------------------------------------------------
CLASS D                                                      1.19     5.70     5.30         n/a
--------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48     7.20     7.06      5.91/(1)/
--------------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Michigan Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .27%        .27%    .27%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .87%       1.77%   1.77%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $560         $739         $  934         $1,497
---------------------------------------------------------------------
Class C         377          652          1,050          2,163
---------------------------------------------------------------------
Class D         280          557            959          2,084
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $560         $739         $  934         $1,497
---------------------------------------------------------------------
Class C         278          652          1,050          2,163
---------------------------------------------------------------------
Class D         180          557            959          2,084
---------------------------------------------------------------------

Minnesota Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Minnesota Fund seeks to maximize income exempt from regular federal income taxes and from regular Minnesota personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Minnesota Fund uses the following investment strategies to pursue its investment objective:

The Minnesota Fund invests at least 80% of its net assets in Minnesota municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities, subject to applicable requirements. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Minnesota Fund is subject to the following risks:

.. Pursuant to Minnesota legislation enacted in 1995, dividends that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates, and trusts, could become subject to the Minnesota personal income tax if it were judicially determined that exempting such dividends would discriminate against interstate commerce.


.. The State of Minnesota relies heavily on a progressive individual income tax and retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. Minnesota's budget outlook weakened substantially at the beginning of the 2002-2003 biennium, when the State's budget deficits almost exhausted its reserves and limited the options available to State officials to successfully manage revenue variations. However, actions taken early in 2003 enabled the State to balance the biennial budget for the period ended June 30, 2003. The November 2004 forecast projected a $495 million surplus for 2004-2005 biennium, but projected a $700 million deficit for the biennium ending June 30, 2007. The budgets for each of these biennial periods must be balanced. Future adjustments are expected to be necessary for fiscal year 2006 and fiscal year 2007.


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Minnesota Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997   1998   1999    2000    2001   2002    2003    2004
------  -----  -----  -----  ------  ------  -----  ------  ------   -----
11.41%  3.39%  7.02%  6.21%  -4.15%  12.34%  4.26%   7.81%  4.51%    2.72%



         Best calendar quarter return: 5.04% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.43% - quarter ended 6/30/04.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.10)% 5.23% 4.95%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.10)  5.23  4.90       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares (0.04)  5.10  4.90       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.20)  5.11   n/a    3.60%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.81   5.32  4.51       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Minnesota Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                           CLASS A    CLASS C CLASS D
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                          4.75%          2%      1%
---------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                4.75%/(1)/     1%   none
---------------------------------------------------------------------------------------------------------------
 Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
 (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
---------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------
Management Fees                                                                       .50%        .50%    .50%
---------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              .10%       1.00%   1.00%
---------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        .28%        .28%    .28%
---------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  .88%       1.78%   1.78%
---------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $561         $742         $  939         $1,508
                    ---------------------------------------------------------------------
                    Class C         378          655          1,055          2,174
                    ---------------------------------------------------------------------
                    Class D         281          560            964          2,095
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $561         $742         $  939         $1,508
                    ---------------------------------------------------------------------
                    Class C         279          655          1,055          2,174
                    ---------------------------------------------------------------------
                    Class D         181          560            964          2,095
                    ---------------------------------------------------------------------

Missouri Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Missouri Fund seeks to maximize income exempt from regular federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Missouri Fund uses the following investment strategies to pursue its investment objective:

The Missouri Fund invests at least 80% of its net assets in Missouri municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Missouri Fund is subject to the following risks:

.. Defense-related business and agriculture play an important role in Missouri's economy. Negative trends in these industries or the relocation of major employers engaged in such industries could have a negative impact on the economy of the State.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Missouri Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996   1997    1998   1999    2000   2001   2002    2003    2004
------  -----  -----  -----  ------  ------  -----  -----  ------   -----
16.95%  3.71%  8.08%  5.77%  -5.59%  15.18%  3.49%  9.04%  4.61%    3.02%



         Best calendar quarter return: 7.31% - quarter ended 3/31/95.



        Worst calendar quarter return: -2.33% - quarter ended 6/30/04.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                     CLASS C
                                                                                      SINCE
                                                             ONE    FIVE      TEN   INCEPTION
                                                             YEAR   YEARS    YEARS   5/27/99
-----------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------
Return before taxes                                         (1.96)%  5.93%    5.72%      n/a
-----------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.98)   5.86     5.58       n/a
-----------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.03    5.69     5.52       n/a
-----------------------------------------------------------------------------------------------
CLASS C                                                      0.17    5.82     n/a     4.00%
-----------------------------------------------------------------------------------------------
CLASS D                                                      1.18    6.03     5.29       n/a
-----------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48    7.20     7.06    5.91/(1)/
-----------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Missouri Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%/(1)/     2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .34%        .34%    .34%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .94%       1.84%   1.84%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $566         $760         $  970         $1,575
---------------------------------------------------------------------
Class C         384          673          1,086          2,237
---------------------------------------------------------------------
Class D         287          579            995          2,159
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $566         $760         $  970         $1,575
---------------------------------------------------------------------
Class C         285          673          1,086          2,237
---------------------------------------------------------------------
Class D         187          579            995          2,159
---------------------------------------------------------------------

New Jersey Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The New Jersey Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The New Jersey Fund uses the following investment strategies to pursue its investment objective:

The New Jersey Fund invests at least 80% of its net assets in New Jersey municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the New Jersey Fund is subject to the following risks:

.. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction, and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey's economy will be affected by trends in these sectors.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

New Jersey Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997   1998   1999    2000    2001   2002   2003   2004
------  -----  -----  -----  ------  ------  -----  -----  ------  -----
15.57%  3.40%  8.93%  6.00%  -5.58%  13.25%  3.98%  7.78%  4.80%   3.02%



         Best calendar quarter return: 6.78% - quarter ended 3/31/95.



        Worst calendar quarter return: -2.51% - quarter ended 12/31/99.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.87)% 5.47% 5.46%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.89)  5.43  5.28       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.13   5.30  5.26       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.17   5.45   n/a    3.66%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.21   5.66  5.15       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

New Jersey Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/    .39%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .23%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .40%        .40%    .40%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  1.13%       1.90%   1.90%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $585         $817         $1,068         $1,784
---------------------------------------------------------------------
Class C         390          691          1,116          2,300
---------------------------------------------------------------------
Class D         293          597          1,026          2,222
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $585         $817         $1,068         $1,784
---------------------------------------------------------------------
Class C         291          691          1,116          2,300
---------------------------------------------------------------------
Class D         193          597          1,026          2,222
---------------------------------------------------------------------

New York Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The New York Fund seeks to maximize income exempt from regular federal income taxes and from New York personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The New York Fund uses the following investment strategies to pursue its investment objective:

The New York Fund invests at least 80% of its net assets in New York municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the New York Fund is subject to the following risks:

.. New York City and certain localities outside New York City have experienced financial problems in the past. Recurrence of these problems may affect the fiscal health of the State.

.. A future terrorist attack within New York City could have a substantial negative effect on the economy of New York City, including the displacement or closure of many businesses, a decline in tourism, and retrenchment in the securities industry, which is a major source of employment in the City.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

New York Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997    1998   1999    2000    2001   2002   2003   2004
------  -----  ------  -----  ------  ------  -----  -----  ------  -----
19.31%  3.83%  10.04%  6.86%  -5.64%  15.00%  3.48%  8.93%  5.26%   3.03%



         Best calendar quarter return: 8.13% - quarter ended 3/31/95.



         Worst calendar quarter return: -2.54 - quarter ended 6/30/04.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.89)% 6.02% 6.29%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.89)  5.96  6.18       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.17   5.80  6.09       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.16   5.88   n/a    4.07%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.11   6.11  5.84       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

New York Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .28%        .28%    .28%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .88%       1.78%   1.78%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $561         $742         $  939         $1,508
---------------------------------------------------------------------
Class C         378          655          1,055          2,174
---------------------------------------------------------------------
Class D         281          560            964          2,095
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $561         $742         $  939         $1,508
---------------------------------------------------------------------
Class C         279          655          1,055          2,174
---------------------------------------------------------------------
Class D         181          560            964          2,095
---------------------------------------------------------------------

North Carolina Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The North Carolina Fund seeks high income exempt from regular federal income taxes and North Carolina personal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The North Carolina Fund uses the following investment strategies to pursue its investment objective:

The North Carolina Fund invests at least 80% of its net assets in North Carolina municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the North Carolina Fund is subject to the following risks:


.. While during 2004, the North Carolina economy's recovery from the 2001 recession accelerated, job growth has been moderate and some sectors of the North Carolina economy, particularly manufacturing employment, continue to decline.



.. While the State currently has been successful in balancing its budget after previously coping with a significant budget shortfall, the State continues to face pressures in matching revenues to expenses and likely will continue to deal with budget problems at least until the rate of growth in the North Carolina economy increases or changes are made to the tax system to better match it to the changing North Carolina economy, thereby increasing overall tax revenues. Because of these budget problems, both Moody's and S&P reviewed their ratings of North Carolina general obligations in 2002. While S&P retained its "AAA" rating for North Carolina's general obligations, Moody's reduced its rating of such obligations to "Aa1". A failure to adequately deal with these ongoing issues could further adversely effect the credit ratings of general obligations of the State.


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

North Carolina Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995     1996   1997    1998   1999    2000    2001  2002    2003    2004
------   -----  -----   -----  ------  ------  -----  -----  ------   -----
19.56%   2.71%  8.75%   5.81%  -5.02%  12.33%  4.34%  8.18%   4.95%   2.49%



         Best calendar quarter return: 8.72% - quarter ended 3/31/95.



        Worst calendar quarter return: -2.71% - quarter ended 3/31/96.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.32)% 5.38% 5.72%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.37)  5.31  5.60       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares (0.32)  5.18  5.52       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.24)  5.39   n/a    3.75%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.74   5.59  5.44       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

North Carolina Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .25%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .44%        .44%    .44%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  1.19%       1.94%   1.94%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $591         $835         $1,098         $1,850
---------------------------------------------------------------------
Class C         394          703          1,137          2,342
---------------------------------------------------------------------
Class D         297          609          1,047          2,264
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $591         $835         $1,098         $1,850
---------------------------------------------------------------------
Class C         295          703          1,137          2,342
---------------------------------------------------------------------
Class D         197          609          1,047          2,264
---------------------------------------------------------------------

Ohio Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Ohio Fund seeks to maximize income exempt from regular federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Ohio Fund uses the following investment strategies to pursue its investment objective:

The Ohio Fund invests at least 80% of its net assets in Ohio municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Ohio Fund is subject to the following risks:

.. Ohio's economy relies in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in other less industrial states and in the nation as a whole.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Ohio Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997  1998    1999    2000    2001   2002   2003   2004
------  -----  -----  -----  ------  ------  -----  -----  ------  -----
15.23%  3.77%  8.39%  5.89%  -4.65%  13.41%  4.17%  8.07%  4.20%   3.38%




         Best calendar quarter return: 6.47% - quarter ended 3/31/95.



        Worst calendar quarter return: -2.12% - quarter ended 6/30/04.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.56)% 5.54% 5.54%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.62)  5.51  5.41       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.34   5.40  5.39       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.47   5.41   n/a    3.77%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.44   5.60  5.10       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Ohio Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .27%        .27%    .27%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .87%       1.77%   1.77%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $560         $739         $  934         $1,497
---------------------------------------------------------------------
Class C         377          652          1,050          2,163
---------------------------------------------------------------------
Class D         280          557            959          2,084
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $560         $739         $  934         $1,497
---------------------------------------------------------------------
Class C         278          652          1,050          2,163
---------------------------------------------------------------------
Class D         180          557            959          2,084
---------------------------------------------------------------------

Oregon Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Oregon Fund seeks to maximize income exempt from regular federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Oregon Fund uses the following strategies to pursue its investment objective:

The Oregon Fund invests at least 80% of its net assets in Oregon municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Oregon Fund is subject to the following risks:


.. Oregon's economy continues to be affected by the technology, manufacturing, forest products, and agricultural industries, which continue to decline.


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Oregon Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996   1997   1998    1999    2000    2001   2002   2003   2004
------  -----  -----  -----  ------  ------  -----  -----  ------  -----
14.55%  3.81%  9.05%  6.09%  -3.95%  12.56%  4.38%  8.20%   4.37%  3.60%



         Best calendar quarter return: 6.15% - quarter ended 3/31/95.



        Worst calendar quarter return: -1.78% - quarter ended 6/30/99.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.37)% 5.54% 5.63%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.38)  5.47  5.52       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.46   5.35  5.47       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.79   5.44   n/a    3.89%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.67   5.65  5.19       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Oregon Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .31%        .31%    .31%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .91%       1.81%   1.81%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $563         $751         $  955         $1,541
                    ---------------------------------------------------------------------
                    Class C         381          664          1,070          2,205
                    ---------------------------------------------------------------------
                    Class D         284          569            980          2,127
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $563         $751         $  955         $1,541
                    ---------------------------------------------------------------------
                    Class C         282          664          1,070          2,205
                    ---------------------------------------------------------------------
                    Class D         184          569            980          2,127
                    ---------------------------------------------------------------------

Pennsylvania Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Pennsylvania Fund seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Pennsylvania Fund uses the following investment strategies to pursue its investment objective:

The Pennsylvania Fund invests at least 80% of its net assets in Pennsylvania municipal securities rated investment-grade when purchased. The Fund will ordinarily hold securities with maturities in excess of one year.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Pennsylvania Fund is subject to the following risks:

.. Pennsylvania and various of its political subdivisions, including the Philadelphia School District and the cities of Philadelphia, Pittsburgh and Scranton, have, in the past, encountered financial difficulties due to slowdowns in the pace of economic activity and other factors.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Pennsylvania Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995   1996    1997   1998   1999    2000    2001   2002   2003    2004
------  -----  -----  -----  ------  ------  -----  -----  ------   -----
18.01%  3.44%  8.70%  6.14%  -5.19%  12.98%  3.81%  9.31%   3.70%   2.47%



         Best calendar quarter return: 7.59% - quarter ended 3/31/95.



        Worst calendar quarter return: -2.61% - quarter ended 6/30/04.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.35)% 5.35% 5.65%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.39)  5.28  5.47       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares (0.37)  5.14  5.41       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.27)  5.36   n/a    3.66%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.72   5.56  5.34       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges, or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Pennsylvania Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .25%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .61%        .61%    .61%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  1.36%       2.11%   2.11%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $607         $885         $1,184         $2,032
---------------------------------------------------------------------
Class C         411          754          1,223          2,517
---------------------------------------------------------------------
Class D         314          661          1,134          2,441
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $607         $885         $1,184         $2,032
---------------------------------------------------------------------
Class C         312          754          1,223          2,517
---------------------------------------------------------------------
Class D         214          661          1,134          2,441
---------------------------------------------------------------------

South Carolina Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The South Carolina Fund seeks to maximize income exempt from regular federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The South Carolina Fund uses the following investment strategies to pursue its investment objective:

The South Carolina Fund invests at least 80% of its net assets in South Carolina municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the South Carolina Fund is subject to the following risks:

.. While South Carolina has not defaulted on its bonded debt since 1879, the State did experience certain budgeting difficulties in recent years from 1991 to 1993 and from the year 2000 to the present. These difficulties have not impacted the State's ability to pay its indebtedness, but did result in S&P lowering its rating on South Carolina general obligation bonds in 1993. The rating was restored to AAA in 1996.

.. South Carolina had year-end deficits of $87.4 million, $149 million and $177 million for fiscal year 2001, 2002 and 2003, respectively. The deficit for fiscal year 2002 exhausted the State's General Reserve Fund. Appropriations to the General Reserve Fund made in fiscal year 2003 were applied to the reduction of the deficit at the end of fiscal year 2003.


.. The State experienced further revenue shortfalls in the first two quarters of fiscal year 2004. In August 2003, the Capital Reserve Fund for fiscal year 2004 was sequestered and a 1% across the board reduction of General Fund appropriations implemented. As of January 15, 2005, ratings on the State's general obligation bonds had not been revised; however, Moody's assigned a negative outlook to the State's general obligation debt credit rating.



.. Due to more positive financial results for the entire fiscal year of 2004, South Carolina has eliminated the cumulative $177 million deficit and has partially restored the required balance in the General Reserve Fund.


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to the differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

South Carolina Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS--CALENDAR YEARS

                                    [CHART]

 1995    1996   1997   1998   1999    2000    2001   2002   2003    2004
------  -----  -----  -----  ------  ------  -----  -----  ------   -----
17.65%  3.93%  8.72%  5.73%  -5.59%  14.65%  3.80%  7.69%   5.50%   4.27%



         Best calendar quarter return: 7.23% - quarter ended 3/31/95.



        Worst calendar quarter return: -2.38% - quarter ended 6/30/04.


AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/04


                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (0.71)% 6.06% 5.94%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (0.74)  5.98  5.80       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.84   5.81  5.73       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      1.35   5.94   n/a    4.11%
-------------------------------------------------------------------------------------------
CLASS D                                                      2.34   6.14  5.51       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         4.48   7.20  7.06    5.91/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

South Carolina Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                           4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                        .50%        .50%    .50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                               .10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                         .31%        .31%    .31%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .91%       1.81%   1.81%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $563         $751         $  955         $1,541
---------------------------------------------------------------------
Class C         381          664          1,070          2,205
---------------------------------------------------------------------
Class D         284          569            980          2,127
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $563         $751         $  955         $1,541
---------------------------------------------------------------------
Class C         282          664          1,070          2,205
---------------------------------------------------------------------
Class D         184          569            980          2,127
---------------------------------------------------------------------

Management of the Funds

A Board of Directors or Board of Trustees (as applicable) provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated ("Seligman"), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.


Established in 1864, Seligman currently serves as manager to 23 US registered investment companies, which offer more than 60 investment portfolios with approximately $12.5 billion in assets as of December 31, 2004. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at December 31, 2004, of approximately $8.9 billion.


Each Fund pays Seligman a fee for its management services. The fee for each Fund is equal to an annual rate of .50% of each Fund's average daily net assets. Seligman, at its discretion, has agreed to waive a portion of its fees so as to limit the per annum fee of the California High-Yield Fund and Florida Fund to 0.40% and 0.35%, respectively. Seligman may discontinue its fee waiver at any time.

PORTFOLIO MANAGEMENT

The Funds are managed by the Seligman Municipals Team, which is headed by Mr. Thomas G. Moles. Mr. Moles, a Director and Managing Director of Seligman, is Vice President and Co-Portfolio Manager of the Funds. He is also Executive Vice President and Co-Portfolio Manager of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc., two closed-end investment companies.

Ms. Eileen A. Comerford, a Senior Vice President and Investment Officer of Seligman, is Co-Portfolio Manager of the Funds. She is also Vice President and Co-Portfolio Manager of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.


AFFILIATES OF SELIGMAN:
Seligman Advisors, Inc.:
Each Fund's general distributor, responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:
A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. ("SDC"):
Each Fund's shareholder service agent provides shareholder account services to the Funds at cost.

FREQUENTLY ASKED QUESTIONS ABOUT REGULATORY MATTERS

In response to recent developments regarding disruptive and illegal trading practices in the mutual fund industry, the following discussion has been prepared to provide shareholders with important information.

For purposes of this discussion, J. & W. Seligman & Co. Incorporated and its affiliates and related parties are referred to as "Seligman" or the "Manager," and the Seligman registered investment companies are referred to as the "Seligman Funds."
Q1. HAVE ANY SELIGMAN EMPLOYEES ENGAGED IN IMPROPER TRADING?

A. The Manager has conducted an internal review of employee trading in shares of the Seligman Funds and has not found improper trading activity by Seligman employees.

Q2. DOES SELIGMAN HAVE ANY POLICIES RELATING TO EMPLOYEE INVESTMENT IN THE
    SELIGMAN FUNDS?

A. A majority of Seligman employees invest in the Seligman Funds, either directly or through the Seligman 401(k) plans. Trading by employees is monitored by the Manager's legal department and is subject to the Manager's Code of Ethics. In addition, unlike many 401(k) plans that permit daily trading, the Seligman 401(k) plans permit only weekly trading activity. All Seligman employees have been informed that excessive trading with respect to the Seligman Funds, or trading in the Seligman Funds based upon inside information, is inappropriate and may, in certain cases, be illegal. Employees who engage in inappropriate trading will be subject to disciplinary action, which may include termination of employment.

Q3. HAS SELIGMAN ENGAGED IN IMPROPER DISCLOSURE OF A FUND'S PORTFOLIO HOLDINGS?

A. The Manager has found no improprieties relating to the disclosure of a Fund's portfolio holdings. The Manager has not disclosed and does not disclose a Fund's portfolio holdings prior to public dissemination, unless such disclosure is made for legitimate business purposes and only if the Manager believes that such disclosure will not be detrimental to a Fund's interest.

Q4. WHAT IS SELIGMAN'S POLICY WITH REGARD TO RECEIPT OF LATE TRADES (I.E.,
    AFTER 4:00 PM EASTERN TIME)?

A. Seligman does not accept late trades directly from Fund shareholders or prospective shareholders. The large majority of mutual fund trades submitted to Seligman are from broker-dealer firms and other financial intermediaries on behalf of their clients. These intermediaries have an obligation to ensure that trades submitted to the Seligman Funds after 4:00 pm on a trading day for that day's net asset value were, in fact, received by those entities by 4:00 pm on that day. This applies to all trades from intermediaries, including those that are transmitted electronically to Seligman after the market closes. Although the Seligman Funds and the Manager, like other mutual fund groups, cannot determine the time at which orders received through financial intermediaries were placed, the Manager expects mutual fund trades submitted to Seligman by financial intermediaries to comply with all applicable laws and regulations. Seligman has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to remind all of them of their responsibility to have reasonable policies and procedures to ensure that they comply with their legal and contractual obligations.

   The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds. Seligman will cooperate with and support any governmental or regulatory investigation to identify and hold accountable any financial intermediary that has submitted orders in violation of applicable laws or regulations.

Q5. WHAT IS SELIGMAN'S POLICY REGARDING MARKET TIMING?

A. Seligman has policies and procedures in place to restrict trades that, in its judgment, could prove disruptive in the management of portfolios of the Seligman Funds. As part of the Manager's procedures, the Manager frequently rejects trades, issues warning letters, and prohibits accounts from making further exchanges. Since September 2003, when the first proceedings relating to trading practices within the mutual fund industry were publicly announced, Seligman has taken additional steps to strengthen its policies and procedures.

Q6. HAS SELIGMAN CONDUCTED AN INTERNAL REVIEW RELATING TO MARKET TIMING?

A. The Manager has completed its internal review. As of September 2003, the Manager had one arrangement that permitted frequent trading. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager's records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.


   The results of the Manager's internal review were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements, the Manager has paid approximately $75,000 to Seligman Global Growth Fund, $300,000 to Seligman Global Smaller Companies Fund and $1.6 million to Seligman Global Technology Fund in recognition that these global investment funds presented some potential for time zone arbitrage. The amounts paid by the Manager represented less than 1/2 of 1% of each such Fund's net asset value as of the date such payments were made. In addition, with respect to Seligman Communications and Information Fund and notwithstanding that time zone arbitrage opportunities did not exist, the Manager, at the request of the Independent Directors, has agreed to waive a portion of its management fee, amounting to five basis points (0.05%) per annum, for that Fund for a period of two years commencing on June 1, 2004.


Q7. DOES SELIGMAN DISCLOSE ITS INTERNAL MARKET TIMING CONTROL PROCEDURES?

A. Seligman's market timing control procedures are proprietary. The Manager believes that disclosing these procedures will reduce their effectiveness.

Q8. WHAT NEW PRACTICES ARE BEING CONSIDERED TO PREVENT MARKET TIMING ABUSES?

A. Like other members of the mutual fund industry, Seligman is considering numerous options, including the implementation of redemption fees. Seligman also has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to inform all of them that they must have reasonable policies and procedures to ensure that they do not knowingly permit or facilitate excessive trading of the Seligman Funds or knowingly use or facilitate any methods designed to disguise such trading in the Seligman Funds.

Q9. IS SELIGMAN INVOLVED WITH ANY FEDERAL OR STATE INVESTIGATION RELATING TO
    MARKET TIMING OR LATE TRADING?

A. The SEC, the NASD and the Attorney General of the State of New York are reviewing the matters discussed herein. In addition, the Manager has responded to information requests from other federal and state governmental authorities relating to investigations of unaffiliated third parties. As always, the Manager will continue to cooperate fully with the SEC and other authorities.

Q10. DOES SELIGMAN HAVE ANY MARKET TIMING ARRANGEMENTS AT THE CURRENT TIME?

A. Market timing arrangements in the Seligman Funds have been prohibited. In addition, Seligman has strengthened existing controls to discourage and help prevent market timing.

Q11. HAVE ANY OTHER MATTERS COME TO SELIGMAN'S ATTENTION IN THE COURSE OF ITS
     INTERNAL INQUIRY?


A. The Manager has also reviewed its practice of placing some of the Seligman Funds' orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of the Seligman Funds. This practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003 and has reported these matters to the Independent Directors of the Seligman Funds. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions in connection with those orders than they would otherwise have paid for comparable transactions. Nonetheless, in order to resolve matters with the Independent Directors, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares. Amounts paid by the Manager to the affected funds (which in the aggregate, including interest, equals approximately $1.7 million) represented less than $0.01 per share for each such fund. The Manager has also responded fully to information requests from the SEC and the NASD relating to Seligman's use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.


Q12. HAVE ANY EMPLOYEES BEEN DISCIPLINED IN CONNECTION WITH THE MANAGER'S
     OVERALL INTERNAL REVIEW?

A. One employee has left Seligman.

Shareholder Information

Deciding Which Class of Shares to Buy

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

..  The amount you plan to invest.

.. How long you intend to remain invested in a Fund, or another Seligman mutual fund.

.. If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.

.. Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized dealer or financial advisor will be able to help you decide which Class of shares best meets your needs.

CLASS A
--------------------------------------------------------------------------------
..  Initial sales charge on Fund purchases, as set forth below:

                          SALES CHARGE AS A % OF SALES CHARGE AS A % OF REGULAR DEALER DISCOUNT
AMOUNT OF YOUR INVESTMENT  OFFERING PRICE/(1)/    NET AMOUNT INVESTED   AS A % OF OFFERING PRICE
------------------------------------------------------------------------------------------------
Less than $50,000                  4.75%                  4.99%                   4.25%
------------------------------------------------------------------------------------------------
$50,000 - $99,999                  4.00                   4.17                    3.50
------------------------------------------------------------------------------------------------
$100,000 - $249,999                3.50                   3.63                    3.00
------------------------------------------------------------------------------------------------
$250,000 - $499,999                2.50                   2.56                    2.25
------------------------------------------------------------------------------------------------
$500,000 - $999,999                2.00                   2.04                    1.75
------------------------------------------------------------------------------------------------
$1,000,000 and over/(2)/           0.00                   0.00                    0.00
------------------------------------------------------------------------------------------------

-------------
(1)"Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.
(2)You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

..  Annual 12b-1 fee (for shareholder services) of up to 0.25%.

.. No initial sales charge on reinvested dividends or capital gain distributions.

INFORMATION REGARDING BREAKPOINT DISCOUNTS FOR CLASS A SHARES

Purchases of Class A shares by a "single person" may be eligible for the reduced initial sales charges ("Breakpoint Discounts") that are described above. For the purpose of the Breakpoint Discount thresholds described above, "single persons" includes individuals and immediate family members (i.e., husband, wife, and minor children), as well as designated fiduciaries, certain employee benefit plans and certain tax-exempt organizations. For more information about what constitutes a "single person", please consult the Fund's Statement of Additional Information. "Single persons" may be eligible for Breakpoint Discounts under the following circumstances:

Volume Discounts and Rights of Accumulation. Volume discounts are provided if the total amount being invested by a "single person" in Class A shares of the Fund alone, or in any combination with Class A shares of the other mutual funds in the Seligman Group, reaches the Breakpoint Discount thresholds set forth above.


Breakpoint Discounts contemplated above are also available under a Seligman group program referred to as "Rights of Accumulation." Under this program, reduced sales charges will apply if the sum of (i) the amount being invested by a "single person" in Class A shares of the Fund and in Class A shares of other Seligman mutual funds, (ii) the current net asset value of the Class A shares of other Seligman mutual funds already owned by the "single person" other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a "single person" through an exchange of Class A shares of another Seligman mutual fund, exceeds the Breakpoint Discount thresholds described above. The value of the shares contemplated by items (ii) and (iii) above (collectively, the "Prior Owned Shares") will be taken into account only if SDC is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds.



If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.



Letter of Intent. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed above, based on the total amount of Class A shares of the Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the agreement assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent. In the event you do not fulfill your obligations and the amount of any outstanding sales charge is greater than the value of the shares in escrow, you will be required to pay the difference. If the amount of the outstanding sales charge is less than the value of the shares in escrow, you will receive any shares remaining in escrow after shares with a value equal to the amount of the outstanding sales charge are redeemed by the transfer agent.


Purchases of Class A shares of $1 million or more under any of the programs discussed above are subject to a CDSC of 1% on redemptions made within 18 months of purchase, subject to certain limited exceptions set forth in the Fund's Statement of Additional Information.


For more information regarding Breakpoint Discounts, please consult the Funds' Statement of Additional Information. This information can also be found at www.seligman.com/(1)/ via a hyperlink that is designed to facilitate access to the information.


-------------

(1) The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this Prospectus.

INFORMATION REGARDING SALES OF CLASS A SHARES AT NET ASSET VALUE

Class A shares of the Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of the Fund, the other investment companies in the Seligman Group, Seligman, SDC and Seligman's affiliates.

Class A shares may also be issued without an initial sales charge to the following entities as further described in the Fund's Statement of Additional
Information: certain registered unit investment trusts; separate accounts established and maintained by certain insurance companies; registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with the Fund's distributor; financial institution trust departments; certain registered investment advisers; accounts of certain financial institutions, authorized dealers or investment advisors that charge account management fees; pursuant to certain sponsored arrangements with organizations that make recommendations or permit solicitations of its employees, members or participants; other investment companies in the Seligman Funds in connection with a deferred fee arrangement for outside Directors, or pursuant to a "fund of funds" arrangement; certain "eligible employee benefit plans"; those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and in connection with sales pursuant to specified 401(k) programs.

If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.


For more information about those who can purchase shares of the Funds without a sales charge and other relevant information, please consult the Fund's Statement of Additional Information. In addition, this information can be found at www.seligman.com/(1)/ via a hyperlink that is designed to facilitate access to the information.


CLASS C
--------------------------------------------------------------------------------

..  Initial sales charge on Fund purchases, as set forth below:


                          SALES CHARGE AS A % OF SALES CHARGE AS A % OF REGULAR DEALER DISCOUNT
AMOUNT OF YOUR INVESTMENT  OFFERING PRICE/(1)/    NET AMOUNT INVESTED   AS A % OF OFFERING PRICE
------------------------------------------------------------------------------------------------
   Less than $100,000              1.00%                  1.01%                   1.00%
------------------------------------------------------------------------------------------------
   $100,000 - $249,999             0.50                   0.50                    0.50
------------------------------------------------------------------------------------------------
   $250,000 - $999,999             0.00                   0.00                    0.00
------------------------------------------------------------------------------------------------

-------------
(1)"Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

..  A 1% CDSC on shares sold within eighteen months of purchase.

..  Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

.. No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

.. No initial sales charge on reinvested dividends or capital gain distributions.

.. No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

-------------

(1) The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this Prospectus.

Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.


When purchasing shares through certain financial intermediaries listed in the Funds' Statement of Additional Information, investors may also buy Class C shares without an initial sales charge and with a 1% CDSC on shares sold within twelve months of purchase. Such intermediaries are known as Level Load Intermediaries.



In addition, in connection with the purchase of Class C shares by a "single person" (as defined above and in the Funds' Statement of Additional Information), investors may be eligible for Breakpoint Discounts, as provided in the Class C sales charge schedule under the circumstances described above under the headings "Volume Discount and Rights of Accumulation" and "Letter of Intent". Amounts invested in Class A shares and Class C shares will not be aggregated for the purpose of determining eligibility for a Breakpoint Discount.


CLASS D*
--------------------------------------------------------------------------------

..  No initial sales charge on purchases.

..  A 1% CDSC on shares sold within one year of purchase.

..  Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

.. No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

..  No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.
-------------
 *Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of the Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.

--------------------------------------------------------------------------------

Seligman (as well as the Funds' distributor) may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or otherwise provide services to the Funds. For more details regarding such payments, please consult the Funds' Statement of Additional Information.

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Board of Directors or Trustees, as applicable, believes that no conflict of interest currently exists between a Fund's Class A, Class C and Class D shares. On an ongoing basis, the Directors or Trustees, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

HOW CDSCS ARE CALCULATED

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of any Fund to buy shares of the same class of shares of any other Seligman mutual fund ("another fund" or "other fund") or when you exchange shares of another fund to buy the same class of shares of a Fund. For the purpose of calculating the CDSC, when you exchange shares of a Fund for the same class of another fund, it will be assumed that you held the shares of the other fund since the date you purchased the shares of that Fund. Similarly, when you exchange shares of another fund for shares of a Fund, it will be assumed that you held the shares of that Fund since the date you originally purchased shares of the other fund.




The CDSC on Class A, Class C and Class D shares may be waived or reduced in the following instances: on redemptions following death or disability; in connection with certain distributions from certain retirement, 403(b) plans and 401(k) plans; in connection with shares sold to current and retired Directors/Trustees; in connection with shares sold to a governmental entity which is prohibited by applicable laws from paying a sales charges and related fees; in connection with systematic withdrawals; in connection with participation in certain 401(k) Programs; on incidental redemptions to cover administrative expenses; on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and in the case of Class A shares purchased by certain institutional investors. For more information, please consult the Funds' Statement of Additional Information or www.seligman.com/(1)/.


Pricing of Fund Shares

When you buy or sell shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors accepts your request. However, in some cases, the Funds have authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Funds. In such instances, customer orders will be priced at the Class's NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request, subject to the subsequent acceptance of the order by Seligman Advisors. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this Prospectus under the captions "Important Policies That May Affect Your Account" and "Frequent Trading of Fund Shares." Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

  NAV: Computed separately for each Class of a Fund by dividing that Class's share of the value of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

-------------

(1)The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this Prospectus.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange ("NYSE"), the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.


The NAV of a Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading.


Securities owned by a Fund are valued at current market prices. If Seligman concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security based upon its fair value as determined in accordance with policies and procedures approved by the Fund's Board of Directors. The value of a security held by a Fund could be so determined in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility.

Opening Your Account

The Funds' shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask an authorized dealer or your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy--Class D."

To make your initial investment in a Fund, contact an authorized dealer or your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

..  Regular (non-retirement) accounts: $1,000

..  For accounts opened concurrently with Invest-A-Check(R):
 . $100 to open if you will be making monthly investments
 . $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase, and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Seligman funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC.

Share certificates representing shares of a Fund are no longer issued. Any further purchases of shares (whether by further subscription or in connection with the exercise of exchange privileges) will be recorded in book-entry form only. However, if a share certificate has been previously issued to a shareholder, the shareholder will be required to deliver the share certificate to SDC, as a shareholder servicing agent, before a request for redemption or exchange of shares evidenced by that share certificate will be processed.

If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a medallion signature guarantee) at a later date.

How to Buy Additional Shares

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent purchases for non-retirement accounts must be for $100 or more.

Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

Seligman Data Corp.
P.O. Box 9766
Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House ("ACH") member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that Fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy Fund shares.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit ("CD") in shares of a Fund. If you wish to use this service, contact SDC or an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies paid to the Fund. (Dividend checks must include your name, account number, Fund name and Class of shares and be drawn in an amount of $100 or more.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS or any other institution that provides direct deposit. Call SDC for more information.

The Fund may permit investments that are lower than the investment minimums described in this Prospectus for those employees whose employers permit investments in the Seligman Group of Funds via a direct deposit through a payroll deduction program.

How to Exchange Shares Among the Seligman Mutual Funds

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy these Fund shares. Exchanges will be made at each Fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's required minimum initial investment. Before making an exchange, contact an authorized dealer or your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all Classes of shares.

How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able to use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).

You may sell shares to the Fund through an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money. To protect you and a Fund, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; (3) to be mailed to an address other than your address of record; (4) requested in connection with an address change; or (5) requested within 30 days of an address change on the account, then before sending any money, the Fund will require:

..  A signed, written redemption request;
..  Telephone confirmation; and
..  A medallion signature guarantee.

Confirmations will not affect the date on which your redemption request is actually processed, but they may delay the payment of proceeds.


  MEDALLION SIGNATURE GUARANTEE:

  Protects you and each Fund from fraud. It is an assurance that the signature is genuine. A Medallion Signature Guarantee from The New York Stock Exchange, Inc. Medallion Signature Guarantee Program, The Securities Transfer Agents Medallion Program and The Stock Exchanges Medallion Program are acceptable. These guarantees are the leading signature guarantee programs recognized by most major financial services associations throughout the United States and Canada, and are endorsed by the Securities Transfer Association. Non-medallion signature guarantees or notarization by a notary public are not acceptable forms of signature guarantees.

You may need to provide additional documents to sell Fund shares if you are:

..  a corporation;
..  an executor or administrator;
..  a trustee or custodian; or
..  in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact an authorized dealer or your financial advisor or SDC's Shareholder Services Department for information on selling your Fund shares under any of the above circumstances.

You may also use the following account services to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account, generally within 2 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class C shares or Class D shares and reinvest your dividends and capital gain distributions, you may annually withdraw 10% of the value of your Fund account (at the time of election) without a CDSC.

Check Redemption Service. If you have at least $25,000 in a Fund, you may ask SDC to provide checks which may be drawn against your account in amounts of $500 or more. You can elect this service on your initial application or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, check redemptions may be subject to a CDSC. If you own Class C or Class D shares, you may use this service only with respect to shares that you have held for at least one year or eighteen months, respectively.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

.. Refuse an exchange request if the amount you wish to exchange equals or exceeds the lesser of $1,000,000 or 1% of a Fund's net assets;

..  Refuse any request to buy Fund shares;

..  Reject any request received by telephone;

..  Suspend or terminate telephone services;

..  Reject a medallion signature guarantee that SDC believes may be fraudulent;

.. Close your fund account if its value falls below $500, although the Funds generally will not close an account that falls below $500 as a result of a market decline. The Funds will notify you in writing at least 30 days before closing the account;

.. Close your account if it does not have a certified taxpayer identification number; or

.. Request additional information to close your account to the extent required or permitted by applicable law or regulations, including those related to the prevention of money laundering.

Telephone Services
You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

.. Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record);

..  Exchange shares between funds;

..  Change dividend and/or capital gain distribution options;

..  Change your address;

..  Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a medallion signature guarantee).

Restrictions apply to certain types of accounts:

.. Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

..  Corporations may not sell Fund shares by phone;

..  IRAs may only exchange Fund shares or request address changes by phone;

.. Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Funds and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Reinstatement Privilege
If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of a Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact an authorized dealer or your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.


Frequent Trading of Fund Shares



As a matter of policy, each Fund discourages frequent trading of its shares. In this regard, the Board of Directors/Trustees of each of the Seligman Municipal Fund Series, Seligman Municipal Series Trust, the New Jersey Fund, and the Pennsylvania Fund has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund's portfolio. If any Fund, Seligman Advisors, the Funds' distributor, or SDC, the Funds' shareholder service agent (referred to collectively below as the "Seligman Parties") determine that you have exchanged more than twice from a Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Parties may under certain circumstances also refuse initial or additional purchases of a Fund's shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above. In addition, the Seligman Parties may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of a Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Parties as engaging in trading activity in excess of the guidelines noted above. The Funds' policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.



Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman

Parties to prevent excessive trading, there is no guarantee that the Seligman Parties will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Parties to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Parties will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Parties may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.



To the extent that the efforts of the Seligman Parties are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund's portfolio, hinder such Fund's ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent then it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund's operating costs and decrease a Fund's investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower a Fund's investment performance during periods of rising markets.


Dividends and Capital Gain Distributions


Each Fund generally declares dividends from its net investment income daily and pays dividends on the 17th of each month. If the 17th day of the month falls on a weekend or on a NYSE holiday, dividends will be paid on the previous business day. The Funds distribute any net capital gains realized on investments annually. It is expected that the Funds' distributions will be primarily income dividends. The National Fund, Colorado Fund and Minnesota Fund have substantial capital loss carryforwards that are available for offset against future net capital gains, expiring in various amounts through 2012. Accordingly, no capital gains distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.


You may elect to:

(1)reinvest both dividends and capital gain distributions;

(2)receive dividends in cash and reinvest capital gain distributions; or

(3)receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise.

If you want to change your election, you may write SDC at the address listed on the back cover of this Prospectus or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends or capital gain distributions will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account, generally within 2 business days from the payable date.


  DIVIDEND:
  A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

  CAPITAL GAIN DISTRIBUTION:
  A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund's portfolio.

  EX-DIVIDEND DATE:
  The day on which any declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates its NAV.


Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the payable date.

Dividends on Class C shares and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions, if any, will be paid in the same amount for each Class.



Taxes

Each Fund intends to pay dividends that are primarily exempt from regular federal income taxes and (except for National Fund) regular personal income taxes in its respective state. A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Accordingly, a portion of dividends paid by the Funds that are not otherwise exempt generally are taxable to you as ordinary income. Income exempt from federal tax may be subject to state and local tax.

Any capital gains distributed by a Fund may be taxable, whether you take them in cash or reinvest them to buy additional Fund shares. Capital gains may be taxed at different rates depending on the length of time a Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which an exempt interest dividend is paid and you held the shares for six months or less, any loss you realize will be disallowed to the extent of the exempt interest dividend. Further, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize, to the extent not disallowed pursuant to the immediate preceding sentence, will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. If you would like more specific information on the possible tax consequences of investing in a particular Fund, you should read that Fund's Statement of Additional Information. However, because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

Financial Highlights


The tables below are intended to help you understand the financial performance of each Fund's classes for the past five years or from inception, if less than five years. Certain information reflects financial results for a single share of a class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their reports, along with the Funds' financial statements, are included in each Fund's Annual Report, which is available upon request.


NATIONAL FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.98  $  8.05  $  7.98  $  7.65  $  7.68
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.34     0.33     0.37     0.37     0.39
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.01)   (0.07)    0.06     0.33    (0.03)
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.33     0.26     0.43     0.70     0.36
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.34)   (0.33)   (0.36)   (0.37)   (0.39)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain                 --       --       --       --       --
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.34)   (0.33)   (0.36)   (0.37)   (0.39)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.97  $  7.98  $  8.05  $  7.98  $  7.65
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               4.16%    3.29%    5.62%    9.36%    4.88%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $73,970  $86,905  $89,243  $89,117  $87,583
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.91%    0.95%    0.89%    0.91%    0.87%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.22%    4.14%    4.64%    4.74%    5.18%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    7.04%    6.97%   20.58%    6.54%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2004    2003  2002OO     2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.98  $ 8.05  $ 7.98  $  7.65  $ 7.68
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.26    0.26    0.30     0.30    0.32
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.01)  (0.07)   0.06     0.33   (0.03)
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.25    0.19    0.36     0.63    0.29
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)  (0.26)  (0.29)   (0.30)  (0.32)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --      --       --      --
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.26)  (0.26)  (0.29)   (0.30)  (0.32)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.97  $ 7.98  $ 8.05  $  7.98  $ 7.65
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              3.23%   2.36%   4.67%    8.38%   3.94%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $3,503  $5,446  $5,903  $ 3,029  $1,056
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%   1.85%   1.79%    1.81%   1.77%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.32%   3.24%   3.74%    3.84%   4.28%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   7.04%   6.97%   20.58%   6.54%
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2004    2003  2002OO     2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.98  $ 8.05  $ 7.98  $  7.65  $ 7.68
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.26    0.26    0.30     0.30    0.32
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.01)  (0.07)   0.06     0.33   (0.03)
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.25    0.19    0.36     0.63    0.29
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)  (0.26)  (0.29)   (0.30)  (0.32)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --      --       --      --
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.26)  (0.26)  (0.29)   (0.30)  (0.32)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.97  $ 7.98  $ 8.05  $  7.98  $ 7.65
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              3.23%   2.36%   4.67%    8.38%   3.94%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,799  $2,942  $4,059  $ 3,547  $3,839
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%   1.85%   1.79%    1.81%   1.77%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.32%   3.24%   3.74%    3.84%   4.28%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   7.04%   6.97%   20.58%   6.54%
--------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

CALIFORNIA HIGH-YIELD FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  6.59  $  6.74  $  6.63  $  6.33  $  6.28
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.28     0.28     0.29     0.30     0.32
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.06    (0.12)    0.13     0.30     0.13
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.34     0.16     0.42     0.60     0.45
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.27)   (0.28)   (0.29)   (0.30)   (0.32)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.03)   (0.02)      --    (0.08)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.28)   (0.31)   (0.31)   (0.30)   (0.40)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  6.65  $  6.59  $  6.74  $  6.63  $  6.33
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               5.30%    2.48%    6.50%    9.74%    7.49%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $34,315  $38,798  $51,011  $50,239  $47,915
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.90%    0.88%    0.84%    0.70%    0.71%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.20%    4.24%    4.41%    4.69%    5.23%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    4.43%   11.72%    2.95%    5.20%
------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.00%    0.98%    0.94%    0.95%    0.91%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.10%    4.14%    4.31%    4.44%    5.04%
------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS C                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  6.60  $  6.75  $  6.64  $  6.34  $  6.29
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.22     0.22     0.23     0.25     0.27
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.06    (0.12)    0.13     0.30     0.13
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.28     0.10     0.36     0.55     0.40
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.21)   (0.22)   (0.23)   (0.25)   (0.27)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.03)   (0.02)      --    (0.08)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.22)   (0.25)   (0.25)   (0.25)   (0.35)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  6.66  $  6.60  $  6.75  $  6.64  $  6.34
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               4.35%    1.56%    5.57%    8.74%    6.53%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 2,964  $ 3,482  $ 3,457  $ 3,293  $ 1,546
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.80%    1.78%    1.74%    1.60%    1.61%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.30%    3.34%    3.51%    3.79%    4.33%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    4.43%   11.72%    2.95%    5.20%
------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.90%    1.88%    1.84%    1.85%    1.81%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.20%    3.24%    3.41%    3.54%    4.13%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------------------
CLASS D                                                        2004     2003   2002OO      2001    2000
-------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   6.60  $  6.75  $  6.64  $   6.34  $ 6.29
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.22     0.22     0.23      0.25    0.27
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments      0.06    (0.12)    0.13      0.30    0.13
-------------------------------------------------------------------------------------------------------
Total from investment operations                              0.28     0.10     0.36      0.55    0.40
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.21)   (0.22)   (0.23)    (0.25)  (0.27)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains              (0.01)   (0.03)   (0.02)       --   (0.08)
-------------------------------------------------------------------------------------------------------
Total distributions                                          (0.22)   (0.25)   (0.25)    (0.25)  (0.35)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   6.66  $  6.60  $  6.75  $   6.64  $ 6.34
-------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                                4.35%    1.56%    5.57%     8.74%   6.53%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  2,519  $ 4,832  $ 5,419  $  5,938  $5,880
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      1.80%    1.78%    1.74%     1.60%   1.61%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         3.30%    3.34%    3.51%     3.79%   4.33%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         --    4.43%   11.72%     2.95%   5.20%
-------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      1.90%    1.88%    1.84%     1.85%   1.81%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         3.20%    3.24%    3.41%     3.54%   4.13%
-------------------------------------------------------------------------------------------------------


CALIFORNIA QUALITY FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------------------
CLASS A                                                       2004     2003    2002OO     2001     2000
-------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  6.88  $  7.04  $   6.90  $  6.53  $  6.42
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.28     0.27      0.29     0.30     0.30
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments       --    (0.16)     0.20     0.39     0.18
-------------------------------------------------------------------------------------------------------
Total from investment operations                             0.28     0.11      0.49     0.69     0.48
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.27)   (0.27)    (0.29)   (0.30)   (0.30)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                --       --     (0.06)   (0.02)   (0.07)
-------------------------------------------------------------------------------------------------------
Total distributions                                         (0.27)   (0.27)    (0.35)   (0.32)   (0.37)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  6.89  $  6.88  $   7.04  $  6.90  $  6.53
-------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               4.23%    1.63%     7.29%   10.72%    7.95%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $51,395  $61,566  $ 74,713  $74,585  $70,905
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.93%    0.93%     0.87%    0.87%    0.87%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.06%    3.96%     4.23%    4.42%    4.83%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     0.86%    1.43%     6.40%   19.83%    1.33%
-------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2004    2003  2002OO     2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 6.85  $ 7.01  $ 6.88  $  6.51  $ 6.40
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.22    0.21    0.23     0.24    0.25
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    0.01   (0.16)   0.18     0.39    0.18
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.23    0.05    0.41     0.63    0.43
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.21)  (0.21)  (0.22)   (0.24)  (0.25)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --   (0.06)   (0.02)  (0.07)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.21)  (0.21)  (0.28)   (0.26)  (0.32)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 6.87  $ 6.85  $ 7.01  $  6.88  $ 6.51
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              3.46%   0.72%   6.20%    9.81%   7.00%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $4,783  $5,772  $5,067  $ 1,952  $  204
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.83%   1.83%   1.77%    1.77%   1.77%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.16%   3.06%   3.33%    3.52%   3.93%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    0.86%   1.43%   6.40%   19.83%   1.33%
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2004    2003  2002OO     2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 6.85  $ 7.01  $ 6.88  $  6.51  $ 6.40
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.22    0.21    0.23     0.24    0.25
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    0.01   (0.16)   0.18     0.39    0.18
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.23    0.05    0.41     0.63    0.43
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.21)  (0.21)  (0.22)   (0.24)  (0.25)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --   (0.06)   (0.02)  (0.07)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.21)  (0.21)  (0.28)   (0.26)  (0.32)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 6.87  $ 6.85  $ 7.01  $  6.88  $ 6.51
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              3.46%   0.72%   6.20%    9.81%   7.00%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,306  $1,512  $1,956  $ 3,344  $3,666
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.83%   1.83%   1.77%    1.77%   1.77%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.16%   3.06%   3.33%    3.52%   3.93%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    0.86%   1.43%   6.40%   19.83%   1.33%
--------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

COLORADO FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.63  $  7.69  $  7.47  $  7.02  $  7.10
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31     0.31     0.32     0.34     0.35
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.03    (0.06)    0.23     0.45    (0.03)
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.34     0.25     0.55     0.79     0.32
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.31)   (0.30)   (0.32)   (0.34)   (0.35)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                --    (0.01)   (0.01)      --    (0.05)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.31)   (0.31)   (0.33)   (0.34)   (0.40)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.66  $  7.63  $  7.69  $  7.47  $  7.02
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               4.49%    3.38%    7.60%   11.44%    4.64%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $36,025  $38,560  $39,155  $37,429  $37,358
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.94%    0.99%    0.96%    0.94%    0.91%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.05%    4.05%    4.31%    4.63%    4.99%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5.04%    4.10%    9.45%   11.31%    8.81%
------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS C                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.62  $  7.68  $  7.46  $  7.02  $  7.09
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.24     0.24     0.25     0.28     0.28
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.03    (0.05)    0.23     0.44    (0.02)
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.27     0.19     0.48     0.72     0.26
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.24)   (0.24)   (0.25)   (0.28)   (0.28)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                --    (0.01)   (0.01)      --    (0.05)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.24)   (0.25)   (0.26)   (0.28)   (0.33)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.65  $  7.62  $  7.68  $  7.46  $  7.02
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.56%    2.46%    6.59%   10.39%    3.86%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   121  $   205  $   169  $    96  $    76
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.84%    1.89%    1.86%    1.84%    1.81%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.15%    3.15%    3.41%    3.73%    4.09%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5.04%    4.10%    9.45%   11.31%    8.81%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2004    2003    2002OO     2001    2000
----------------------------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.62  $ 7.68    $ 7.46  $  7.02  $ 7.09
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.24      0.25     0.28    0.28
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    0.03   (0.05)     0.23     0.44   (0.02)
----------------------------------------------------------------------------------------------------
Total from investment operations                            0.27    0.19      0.48     0.72    0.26
----------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.24)    (0.25)   (0.28)  (0.28)
----------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --   (0.01)    (0.01)      --   (0.05)
----------------------------------------------------------------------------------------------------
Total distributions                                        (0.24)  (0.25)    (0.26)   (0.28)  (0.33)
----------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.65  $ 7.62    $ 7.68  $  7.46  $ 7.02
----------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              3.56%   2.46%     6.59%   10.39%   3.86%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  138  $  276    $  461  $   609  $  505
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.84%   1.89%     1.86%    1.84%   1.81%
----------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.15%   3.15%     3.41%    3.73%   4.09%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    5.04%   4.10%     9.45%   11.31%   8.81%
----------------------------------------------------------------------------------------------------


FLORIDA FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.08  $  8.08  $  7.88  $  7.48  $  7.41
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.32     0.32     0.34     0.36     0.37
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.06)    0.01     0.20     0.43     0.11
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.26     0.33     0.54     0.79     0.48
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.32)   (0.32)   (0.34)   (0.36)   (0.37)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)   (0.01)      --    (0.03)   (0.04)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.34)   (0.33)   (0.34)   (0.39)   (0.41)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.00  $  8.08  $  8.08  $  7.88  $  7.48
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.26%    4.16%    7.08%   10.78%    6.78%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $32,470  $34,131  $37,513  $36,695  $34,949
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.99%    1.00%    0.94%    0.70%    0.72%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.05%    3.98%    4.37%    4.70%    5.08%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --   12.51%   10.19%    9.57%   12.68%
------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.14%    1.15%    1.09%    1.08%    1.09%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.90%    3.83%    4.22%    4.32%    4.71%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                   YEAR ENDED SEPTEMBER 30,
                                                          ------------------------------------------
CLASS C                                                      2004     2003   2002OO    2001     2000
----------------------------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.09  $  8.10  $  7.90  $ 7.50  $  7.43
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.26     0.26     0.29    0.31     0.32
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.05)      --     0.19    0.43     0.11
----------------------------------------------------------------------------------------------------
Total from investment operations                            0.21     0.26     0.48    0.74     0.43
----------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)   (0.26)   (0.28)  (0.31)   (0.32)
----------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.02)   (0.01)      --   (0.03)   (0.04)
----------------------------------------------------------------------------------------------------
Total distributions                                        (0.28)   (0.27)   (0.28)  (0.34)   (0.36)
----------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.02  $  8.09  $  8.10  $ 7.90  $  7.50
----------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.61%    3.24%    6.26%   9.97%    5.98%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $4,683  $ 4,686  $ 3,839  $2,274  $   699
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.74%    1.75%    1.69%   1.45%    1.47%
----------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.30%    3.23%    3.62%   3.95%    4.33%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   12.51%   10.19%   9.57%   12.68%
----------------------------------------------------------------------------------------------------
Without expense reimbursement:**
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.89%    1.90%    1.84%   1.83%    1.84%
----------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.15%    3.08%    3.47%   3.57%    3.96%
----------------------------------------------------------------------------------------------------

                                                                   YEAR ENDED SEPTEMBER 30,
                                                          ------------------------------------------
CLASS D                                                      2004     2003   2002OO    2001     2000
----------------------------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.10  $  8.10  $  7.90  $ 7.50  $  7.43
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.26     0.26     0.29    0.31     0.32
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.06)    0.01     0.19    0.43     0.11
----------------------------------------------------------------------------------------------------
Total from investment operations                            0.20     0.27     0.48    0.74     0.43
----------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)   (0.26)   (0.28)  (0.31)   (0.32)
----------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.02)   (0.01)      --   (0.03)   (0.04)
----------------------------------------------------------------------------------------------------
Total distributions                                        (0.28)   (0.27)   (0.28)  (0.34)   (0.36)
----------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.02  $  8.10  $  8.10  $ 7.90  $  7.50
----------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.48%    3.37%    6.26%   9.97%    5.98%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,351  $ 1,567  $ 1,904  $1,811  $ 1,463
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.74%    1.75%    1.69%   1.45%    1.47%
----------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.30%    3.23%    3.62%   3.95%    4.33%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   12.51%   10.19%   9.57%   12.68%
----------------------------------------------------------------------------------------------------
Without expense reimbursement:**
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.89%    1.90%    1.84%   1.83%    1.84%
----------------------------------------------------------------------------------------------------
Ratio of net income to average net assets                  3.15%    3.08%    3.47%   3.57%    3.96%
----------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

GEORGIA FUND


                                                                        YEAR ENDED SEPTEMBER 30,
                                                          -   --------------------------------------------
CLASS A                                                           2004     2003   2002OO     2001     2000
----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                            $  8.01  $  8.10  $  7.89  $  7.64  $  7.75
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.32     0.33     0.35     0.36     0.37
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        (0.16)   (0.06)    0.22     0.29     0.06
----------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.16     0.27     0.57     0.65     0.43
----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.32)   (0.33)   (0.35)   (0.36)   (0.37)
----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                 (0.01)   (0.03)   (0.01)   (0.04)   (0.17)
----------------------------------------------------------------------------------------------------------
Total distributions                                             (0.33)   (0.36)   (0.36)   (0.40)   (0.54)
----------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $  7.84  $  8.01  $  8.10  $  7.89  $  7.64
----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                                   2.09%    3.48%    7.47%    8.68%    5.95%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                        $32,928  $35,086  $38,306  $38,355  $37,423
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                         0.94%    0.97%    0.89%    0.95%    0.91%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets            4.11%    4.16%    4.44%    4.56%    4.96%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        20.43%       --   13.66%       --    9.57%
----------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED SEPTEMBER 30,
                                                          -   --------------------------------------------
CLASS C                                                           2004     2003   2002OO     2001     2000
----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                            $  8.02  $  8.12  $  7.91  $  7.66  $  7.76
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.25     0.26     0.28     0.29     0.30
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        (0.15)   (0.07)    0.22     0.29     0.07
----------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.10     0.19     0.50     0.58     0.37
----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.25)   (0.26)   (0.28)   (0.29)   (0.30)
----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                 (0.01)   (0.03)   (0.01)   (0.04)   (0.17)
----------------------------------------------------------------------------------------------------------
Total distributions                                             (0.26)   (0.29)   (0.29)   (0.33)   (0.47)
----------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $  7.86  $  8.02  $  8.12  $  7.91  $  7.66
----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                                   1.30%    2.42%    6.49%    7.71%    5.15%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                        $   639  $   620  $   600  $   383  $   246
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                         1.84%    1.87%    1.79%    1.85%    1.81%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets            3.21%    3.26%    3.54%    3.66%    4.06%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        20.43%       --   13.66%       --    9.57%
----------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS D                                                       2004    2003   2002OO    2001    2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.03  $ 8.12  $  7.91  $ 7.66  $ 7.76
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.25    0.26     0.28    0.29    0.30
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.16)  (0.06)    0.22    0.29    0.07
---------------------------------------------------------------------------------------------------
Total from investment operations                             0.09    0.20     0.50    0.58    0.37
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.25)  (0.26)   (0.28)  (0.29)  (0.30)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)  (0.03)   (0.01)  (0.04)  (0.17)
---------------------------------------------------------------------------------------------------
Total distributions                                         (0.26)  (0.29)   (0.29)  (0.33)  (0.47)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.86  $ 8.03  $  8.12  $ 7.91  $ 7.66
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               1.17%   2.55%    6.49%   7.71%   5.15%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 1,479  $1,658  $ 2,010  $1,991  $2,129
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.84%   1.87%    1.79%   1.85%   1.81%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.21%   3.26%    3.54%   3.66%   4.06%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    20.43%      --   13.66%      --   9.57%
---------------------------------------------------------------------------------------------------


LOUISIANA FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.27  $  8.41  $  8.15  $  7.80  $  7.81
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.34     0.36     0.37     0.38     0.39
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.03)   (0.12)    0.26     0.37     0.04
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.31     0.24     0.63     0.75     0.43
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.34)   (0.35)   (0.37)   (0.38)   (0.39)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)   (0.03)      --    (0.02)   (0.05)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.36)   (0.38)   (0.37)   (0.40)   (0.44)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.22  $  8.27  $  8.41  $  8.15  $  7.80
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.77%    3.03%    7.94%    9.77%    5.70%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $41,960  $46,181  $49,356  $49,267  $47,099
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.91%    0.94%    0.87%    0.89%    0.88%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.14%    4.33%    4.56%    4.71%    5.10%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2.51%       --   11.19%    4.99%       --
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2004    2003   2002OO    2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.27  $ 8.41  $  8.15  $ 7.80  $ 7.80
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.27    0.28     0.30    0.30    0.32
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.04)  (0.11)    0.25    0.37    0.05
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.23    0.17     0.55    0.67    0.37
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)  (0.28)   (0.29)  (0.30)  (0.32)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.02)  (0.03)      --   (0.02)  (0.05)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.28)  (0.31)   (0.29)  (0.32)  (0.37)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.22  $ 8.27  $  8.41  $ 8.15  $ 7.80
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.84%   2.11%    6.98%   8.78%   4.88%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  698  $  687  $   769  $  873  $  581
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%   1.84%    1.77%   1.79%   1.78%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.24%   3.43%    3.66%   3.81%   4.20%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    2.51%      --   11.19%   4.99%      --
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2004    2003   2002OO    2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.27  $ 8.41  $  8.15  $ 7.80  $ 7.80
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.27    0.28     0.30    0.30    0.32
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.04)  (0.11)    0.25    0.37    0.05
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.23    0.17     0.55    0.67    0.37
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)  (0.28)   (0.29)  (0.30)  (0.32)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.02)  (0.03)      --   (0.02)  (0.05)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.28)  (0.31)   (0.29)  (0.32)  (0.37)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.22  $ 8.27  $  8.41  $ 8.15  $ 7.80
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.84%   2.11%    6.98%   8.78%   4.88%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  464  $  843  $ 1,123  $  970  $  721
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%   1.84%    1.77%   1.79%   1.78%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.24%   3.43%    3.66%   3.81%   4.20%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    2.51%      --   11.19%   4.99%      --
--------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

MARYLAND FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO        2001     2000
---------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.05  $  8.27  $  8.08     $  7.79  $  7.79
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31     0.32     0.36        0.39     0.39
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments       --    (0.14)    0.22        0.29       --
---------------------------------------------------------------------------------------------------------
Total from investment operations                             0.31     0.18     0.58        0.68     0.39
---------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.31)   (0.31)   (0.36)      (0.39)   (0.39)
---------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)   (0.09)   (0.03)         --       --
---------------------------------------------------------------------------------------------------------
Total distributions                                         (0.33)   (0.40)   (0.39)      (0.39)   (0.39)
---------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.03  $  8.05  $  8.27     $  8.08  $  7.79
---------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.94%    2.29%    7.33%       8.83%    5.26%
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $41,082  $45,239  $47,787     $46,234  $48,042
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.93%    0.96%    0.90%       0.91%    0.91%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.89%    3.92%    4.47%       4.82%    5.10%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5.66%   10.98%   19.30%          --    9.76%
---------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS C                                                       2004     2003   2002OO        2001     2000
---------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.06  $  8.29  $  8.09     $  7.80  $  7.80
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.24     0.24     0.29        0.32     0.32
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.01    (0.14)    0.23        0.29       --
---------------------------------------------------------------------------------------------------------
Total from investment operations                             0.25     0.10     0.52        0.61     0.32
---------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.24)   (0.24)   (0.29)      (0.32)   (0.32)
---------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)   (0.09)   (0.03)         --       --
---------------------------------------------------------------------------------------------------------
Total distributions                                         (0.26)   (0.33)   (0.32)      (0.32)   (0.32)
---------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.05  $  8.06  $  8.29     $  8.09  $  7.80
---------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.13%    1.25%    6.49%       7.86%    4.32%
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   419  $   444  $   480     $   417  $   161
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.83%    1.86%    1.80%       1.81%    1.81%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.99%    3.02%    3.57%       3.92%    4.20%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5.66%   10.98%   19.30%          --    9.76%
---------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                     YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------------
CLASS D                                                       2004     2003   2002OO      2001      2000
--------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.06  $  8.29  $  8.09  $   7.80  $   7.80
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.23     0.24     0.29      0.32      0.32
--------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.02    (0.14)    0.23      0.29        --
--------------------------------------------------------------------------------------------------------
Total from investment operations                             0.25     0.10     0.52      0.61      0.32
--------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.24)   (0.24)   (0.29)    (0.32)    (0.32)
--------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)   (0.09)   (0.03)       --        --
--------------------------------------------------------------------------------------------------------
Total distributions                                         (0.26)   (0.33)   (0.32)    (0.32)    (0.32)
--------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.05  $  8.06  $  8.29  $   8.09  $   7.80
--------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.13%    1.25%    6.49%     7.86%     4.32%
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 2,016  $ 2,291  $ 2,352  $  2,216  $  2,179
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.83%    1.86%    1.80%     1.81%     1.81%
--------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.99%    3.02%    3.57%     3.92%     4.20%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5.66%   10.98%   19.30%        --     9.76%
--------------------------------------------------------------------------------------------------------


MASSACHUSETTS FUND


                                                                     YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------------
CLASS A                                                        2004      2003    2002OO     2001     2000
---------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.34   $   8.38  $   8.01  $  7.48  $  7.47
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.33       0.33      0.35     0.35     0.36
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.07)     (0.05)     0.37     0.53     0.07
---------------------------------------------------------------------------------------------------------
Total from investment operations                             0.26       0.28      0.72     0.88     0.43
---------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.33)     (0.32)    (0.35)   (0.35)   (0.36)
---------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                  ++       --        --       --    (0.06)
---------------------------------------------------------------------------------------------------------
Total distributions                                         (0.33)     (0.32)    (0.35)   (0.35)   (0.42)
---------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.27   $   8.34  $   8.38  $  8.01  $  7.48
---------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.18%      3.48%     9.28%   12.01%    5.97%
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $76,118   $ 83,379  $ 87,225  $85,336  $81,487
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.89%      0.92%     0.86%    0.89%    0.86%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.98%      3.96%     4.42%    4.52%    4.95%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1.97%      2.42%     5.74%    5.09%   22.46%
---------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                 YEAR ENDED SEPTEMBER 30,
                                         -----------------------------------------
CLASS C                                     2004    2003  2002OO     2001     2000
----------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------
Net asset value, beginning of year       $ 8.34  $ 8.37  $ 8.01  $  7.48  $  7.47
----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                     0.26    0.25    0.28     0.28     0.29
----------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss) on investments                  (0.08)  (0.03)   0.36     0.53     0.07
----------------------------------------------------------------------------------
Total from investment operations           0.18    0.22    0.64     0.81     0.36
----------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income     (0.25)  (0.25)  (0.28)   (0.28)   (0.29)
----------------------------------------------------------------------------------
 Distributions from net realized
   capital gains                             ++      --      --       --    (0.06)
----------------------------------------------------------------------------------
Total distributions                       (0.25)  (0.25)  (0.28)   (0.28)   (0.35)
----------------------------------------------------------------------------------
Net asset value, end of year             $ 8.27  $ 8.34  $ 8.37  $  8.01  $  7.48
----------------------------------------------------------------------------------
TOTAL RETURN:                             2.25%   2.68%   8.17%   11.00%    5.01%
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------
Net assets, end of year (in thousands)   $3,052  $3,284  $1,513  $ 1,009  $   283
----------------------------------------------------------------------------------
Ratio of expenses to average net assets   1.79%   1.82%   1.76%    1.79%    1.76%
----------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                       3.08%   3.06%   3.52%    3.62%    4.05%
----------------------------------------------------------------------------------
Portfolio turnover rate                   1.97%   2.42%   5.74%    5.09%   22.46%
----------------------------------------------------------------------------------

                                                 YEAR ENDED SEPTEMBER 30,
                                         -----------------------------------------
CLASS D                                     2004    2003  2002OO     2001     2000
----------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------
Net asset value, beginning of year       $ 8.34  $ 8.37  $ 8.01  $  7.48  $  7.47
----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                     0.26    0.25    0.28     0.28     0.29
----------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss) on investments                  (0.08)  (0.03)   0.36     0.53     0.07
----------------------------------------------------------------------------------
Total from investment operations           0.18    0.22    0.64     0.81     0.36
----------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income     (0.25)  (0.25)  (0.28)   (0.28)   (0.29)
----------------------------------------------------------------------------------
 Distributions from net realized
   capital gains                             ++      --      --       --    (0.06)
----------------------------------------------------------------------------------
Total distributions                       (0.25)  (0.25)  (0.28)   (0.28)   (0.35)
----------------------------------------------------------------------------------
Net asset value, end of year             $ 8.27  $ 8.34  $ 8.37  $  8.01  $  7.48
----------------------------------------------------------------------------------
TOTAL RETURN:                             2.25%   2.68%   8.17%   11.00%    5.01%
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------
Net assets, end of year (in thousands)   $  785  $1,293  $1,725  $ 1,721  $ 1,436
----------------------------------------------------------------------------------
Ratio of expenses to average net assets   1.79%   1.82%   1.76%    1.79%    1.76%
----------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                       3.08%   3.06%   3.52%    3.62%    4.05%
----------------------------------------------------------------------------------
Portfolio turnover rate                   1.97%   2.42%   5.74%    5.09%   22.46%
----------------------------------------------------------------------------------

-------------
See footnotes on page 105.

MICHIGAN FUND


                                                                      YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------------
CLASS A                                                        2004      2003    2002OO      2001      2000
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   8.64  $   8.64  $   8.47  $   8.11  $   8.04
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.35      0.32      0.38      0.40      0.41
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     (0.06)     0.04      0.21      0.39      0.10
-----------------------------------------------------------------------------------------------------------
Total from investment operations                              0.29      0.36      0.59      0.79      0.51
-----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.34)    (0.32)    (0.38)    (0.40)    (0.41)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains              (0.02)    (0.04)    (0.04)    (0.03)    (0.03)
-----------------------------------------------------------------------------------------------------------
Total distributions                                          (0.36)    (0.36)    (0.42)    (0.43)    (0.44)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   8.57  $   8.64  $   8.64  $   8.47  $   8.11
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                                3.51%     4.24%     7.23%     9.98%     6.62%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $108,791  $116,487  $123,283  $122,978  $117,241
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      0.87%     0.91%     0.86%     0.70%     0.70%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         4.08%     3.79%     4.51%     4.85%     5.20%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         --     6.10%     1.66%    11.63%     7.80%
-----------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                    0.85%     0.84%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                       4.70%     5.06%
-----------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------------
CLASS C                                                        2004      2003    2002OO      2001      2000
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   8.63  $   8.63  $   8.46  $   8.10  $   8.03
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.27      0.25      0.30      0.33      0.34
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     (0.05)     0.03      0.21      0.39      0.10
-----------------------------------------------------------------------------------------------------------
Total from investment operations                              0.22      0.28      0.51      0.72      0.44
-----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.27)    (0.24)    (0.30)    (0.33)    (0.34)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains              (0.02)    (0.04)    (0.04)    (0.03)    (0.03)
-----------------------------------------------------------------------------------------------------------
Total distributions                                          (0.29)    (0.28)    (0.34)    (0.36)    (0.37)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   8.56  $   8.63  $   8.63  $   8.46  $   8.10
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                                2.59%     3.32%     6.28%     8.99%     5.68%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $    851  $    728  $  1,169  $    899  $    356
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      1.77%     1.81%     1.76%     1.60%     1.60%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         3.18%     2.89%     3.61%     3.95%     4.30%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         --     6.10%     1.66%    11.63%     7.80%
-----------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                    1.75%     1.74%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                       3.80%     4.16%
-----------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------------------
CLASS D                                                       2004     2003   2002OO      2001     2000
-------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.63  $  8.63  $  8.46  $   8.10  $  8.03
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.27     0.25     0.30      0.33     0.34
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.05)    0.03     0.21      0.39     0.10
-------------------------------------------------------------------------------------------------------
Total from investment operations                             0.22     0.28     0.51      0.72     0.44
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.27)   (0.24)   (0.30)    (0.33)   (0.34)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)   (0.04)   (0.04)    (0.03)   (0.03)
-------------------------------------------------------------------------------------------------------
Total distributions                                         (0.29)   (0.28)   (0.34)    (0.36)   (0.37)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.56  $  8.63  $  8.63  $   8.46  $  8.10
-------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               2.59%    3.32%    6.28%     8.99%    5.68%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 2,583  $ 2,093  $ 1,977  $  2,015  $ 1,605
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.77%    1.81%    1.76%     1.60%    1.60%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.18%    2.89%    3.61%     3.95%    4.30%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    6.10%    1.66%    11.63%    7.80%
-------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                 1.75%    1.74%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                    3.80%    4.16%
-------------------------------------------------------------------------------------------------------

MINNESOTA FUND
                                                                    YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------------------
CLASS A                                                       2004     2003   2002OO      2001     2000
-------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.87  $  7.92  $  7.72  $   7.34  $  7.36
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31     0.29     0.35      0.34     0.36
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.05)   (0.06)    0.19      0.38     0.02
-------------------------------------------------------------------------------------------------------
Total from investment operations                             0.26     0.23     0.54      0.72     0.38
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.30)   (0.28)   (0.34)    (0.34)   (0.36)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                --       --       --        --    (0.04)
-------------------------------------------------------------------------------------------------------
Total distributions                                         (0.30)   (0.28)   (0.34)    (0.34)   (0.40)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.83  $  7.87  $  7.92  $   7.72  $  7.34
-------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.41%    3.02%    7.20%    10.02%    5.35%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $91,022  $96,175  $99,368   $98,452  $96,475
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.88%    0.93%    0.85%     0.89%    0.87%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.95%    3.69%    4.49%     4.52%    4.95%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1.85%    9.37%    8.09%     1.02%   12.38%
-------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2004    2003  2002OO    2001     2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.87  $ 7.93  $ 7.72  $ 7.34  $  7.36
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.22    0.28    0.28     0.29
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.05)  (0.07)   0.20    0.38     0.02
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.19    0.15    0.48    0.66     0.31
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.23)  (0.21)  (0.27)  (0.28)   (0.29)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --      --      --    (0.04)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.23)  (0.21)  (0.27)  (0.28)   (0.33)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.83  $ 7.87  $ 7.93  $ 7.72  $  7.34
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.49%   1.97%   6.38%   9.04%    4.42%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  390  $  555  $  432  $  275  $    23
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.78%   1.83%   1.75%   1.79%    1.77%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.05%   2.79%   3.59%   3.62%    4.05%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    1.85%   9.37%   8.09%   1.02%   12.38%
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2004    2003  2002OO    2001     2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.87  $ 7.93  $ 7.72  $ 7.34  $  7.36
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.22    0.28    0.28     0.29
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.05)  (0.07)   0.20    0.38     0.02
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.19    0.15    0.48    0.66     0.31
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.23)  (0.21)  (0.27)  (0.28)   (0.29)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --      --      --    (0.04)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.23)  (0.21)  (0.27)  (0.28)   (0.33)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.83  $ 7.87  $ 7.93  $ 7.72  $  7.34
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.49%   1.97%   6.38%   9.04%    4.42%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,315  $1,370  $1,779  $1,575  $ 1,629
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.78%   1.83%   1.75%   1.79%    1.77%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.05%   2.79%   3.59%   3.62%    4.05%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    1.85%   9.37%   8.09%   1.02%   12.38%
--------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

MISSOURI FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO         2001     2000
----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.94  $  8.02  $  7.81      $  7.37  $  7.29
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.30     0.30     0.34         0.34     0.35
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.04)   (0.06)    0.26         0.47     0.09
----------------------------------------------------------------------------------------------------------
Total from investment operations                             0.26     0.24     0.60         0.81     0.44
----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.30)   (0.30)   (0.34)       (0.34)   (0.35)
----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.02)   (0.05)       (0.03)   (0.01)
----------------------------------------------------------------------------------------------------------
Total distributions                                         (0.31)   (0.32)   (0.39)       (0.37)   (0.36)
----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.89  $  7.94  $  8.02      $  7.81  $  7.37
----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.38%    2.98%    7.89%       11.26%    6.19%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $33,899  $36,409  $38,519      $37,879  $38,529
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.94%    0.97%    0.90%        0.94%    0.93%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.83%    3.79%    4.37%        4.44%    4.83%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3.99%    2.95%    4.04%        5.70%    6.00%
----------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS C                                                       2004     2003   2002OO         2001     2000
----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.95  $  8.02  $  7.81      $  7.37  $  7.29
----------------------------------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------------------------------
  Net investment income                                      0.23     0.23     0.27         0.27     0.28
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.05)   (0.05)    0.26         0.47     0.09
----------------------------------------------------------------------------------------------------------
Total from investment operations                             0.18     0.18     0.53         0.74     0.37
----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.23)   (0.23)   (0.27)       (0.27)   (0.28)
----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.02)   (0.05)       (0.03)   (0.01)
----------------------------------------------------------------------------------------------------------
Total distributions                                         (0.24)   (0.25)   (0.32)       (0.30)   (0.29)
----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.89  $  7.95  $  8.02      $  7.81  $  7.37
----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               2.33%    2.18%    6.92%       10.27%    5.27%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   139  $    88  $    82      $    75  $    22
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.84%    1.87%    1.80%        1.84%    1.83%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.93%    2.90%    3.47%        3.54%    3.93%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3.99%    2.95%    4.04%        5.70%    6.00%
----------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS D                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.95  $  8.02  $  7.81  $  7.37  $  7.29
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.23     0.23     0.27     0.27     0.28
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.05)   (0.05)    0.26     0.47     0.09
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.18     0.18     0.53     0.74     0.37
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.23)   (0.23)   (0.27)   (0.27)   (0.28)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.02)   (0.05)   (0.03)   (0.01)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.24)   (0.25)   (0.32)   (0.30)   (0.29)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.89  $  7.95  $  8.02  $  7.81  $  7.37
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               2.33%    2.18%    6.92%   10.27%    5.27%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   345  $   511  $   600  $   575  $   321
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.84%    1.86%    1.80%    1.84%    1.83%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.93%    2.90%    3.47%    3.54%    3.93%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3.99%    2.95%    4.04%    5.70%    6.00%
------------------------------------------------------------------------------------------------------

NEW JERSEY FUND
                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.60  $  7.65  $  7.44  $  7.12  $  7.13
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.29     0.29     0.31     0.32     0.33
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.05)   (0.04)    0.22     0.36     0.02
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.24     0.25     0.53     0.68     0.35
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.29)   (0.29)   (0.31)   (0.32)   (0.33)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.01)   (0.01)   (0.04)   (0.03)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.30)   (0.30)   (0.32)   (0.36)   (0.36)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.54  $  7.60  $  7.65  $  7.44  $  7.12
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.28%    3.34%    7.29%    9.77%    5.13%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $43,324  $46,610  $49,274  $49,182  $46,918
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.13%    1.13%    1.04%    1.14%    1.12%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.91%    3.82%    4.23%    4.34%    4.71%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    4.39%   13.02%    1.06%   18.08%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS C                                                      2004    2003   2002OO    2001     2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.69  $ 7.74  $  7.52  $ 7.20  $  7.22
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.23     0.26    0.27     0.28
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.04)  (0.04)    0.23    0.36     0.01
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.20    0.19     0.49    0.63     0.29
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.23)   (0.26)  (0.27)   (0.28)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.01)   (0.01)  (0.04)   (0.03)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)  (0.24)   (0.27)  (0.31)   (0.31)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.64  $ 7.69  $  7.74  $ 7.52  $  7.20
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.58%   2.52%    6.54%   8.89%    4.20%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $3,659  $5,271  $ 5,096  $1,207  $   341
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.90%   1.90%    1.84%   1.89%    1.87%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.14%   3.05%    3.44%   3.59%    3.96%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   4.39%   13.02%   1.06%   18.08%
---------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS D                                                      2004    2003   2002OO    2001     2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.69  $ 7.74  $  7.52  $ 7.20  $  7.22
---------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------
  Net investment income                                     0.24    0.23     0.26    0.27     0.28
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.04)  (0.04)    0.23    0.36     0.01
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.20    0.19     0.49    0.63     0.29
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.23)   (0.26)  (0.27)   (0.28)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.01)   (0.01)  (0.04)   (0.03)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)  (0.24)   (0.27)  (0.31)   (0.31)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.64  $ 7.69  $  7.74  $ 7.52  $  7.20
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.58%   2.52%    6.54%   8.89%    4.20%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,002  $1,299  $ 1,366  $1,248  $   995
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.90%   1.90%    1.84%   1.89%    1.87%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.14%   3.05%    3.44%   3.59%    3.96%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    0.00%   4.39%   13.02%   1.06%   18.08%
---------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

NEW YORK FUND


                                                   YEAR ENDED SEPTEMBER 30,
                                         --------------------------------------------
CLASS A                                      2004     2003   2002OO     2001     2000
-------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------
Net asset value, beginning of year       $  8.34  $  8.43  $  8.16  $  7.77  $  7.70
-------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                      0.35     0.34     0.36     0.38     0.39
-------------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss) on investments                   (0.06)   (0.07)    0.27     0.45     0.08
-------------------------------------------------------------------------------------
Total from investment operations            0.29     0.27     0.63     0.83     0.47
-------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income      (0.34)   (0.34)   (0.36)   (0.38)   (0.39)
-------------------------------------------------------------------------------------
 Distributions from net realized
   capital gains                           (0.02)   (0.02)      --    (0.06)   (0.01)
-------------------------------------------------------------------------------------
Total distributions                        (0.36)   (0.36)   (0.36)   (0.44)   (0.40)
-------------------------------------------------------------------------------------
Net asset value, end of year             $  8.27  $  8.34  $  8.43  $  8.16  $  7.77
-------------------------------------------------------------------------------------
TOTAL RETURN:                              3.60%    3.24%    7.94%   10.90%    6.28%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of year (in thousands)   $71,898  $80,452  $83,723  $82,482  $69,549
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets    0.88%    0.91%    0.87%    0.70%    0.70%
-------------------------------------------------------------------------------------
Ratio of net income to average net
 assets                                    4.18%    4.11%    4.43%    4.70%    5.17%
-------------------------------------------------------------------------------------
Portfolio turnover rate                       --    6.35%   19.43%    8.15%    7.30%
-------------------------------------------------------------------------------------
Without expense reimbursement:**
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               0.83%    0.83%
-------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                                                   4.57%    5.04%
-------------------------------------------------------------------------------------

                                                   YEAR ENDED SEPTEMBER 30,
                                         --------------------------------------------
CLASS C                                      2004     2003   2002OO     2001     2000
-------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------
Net asset value, beginning of year       $  8.35  $  8.44  $  8.17  $  7.78  $  7.70
-------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                      0.27     0.27     0.29     0.30     0.32
-------------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss) on investments                   (0.04)   (0.07)    0.27     0.45     0.09
-------------------------------------------------------------------------------------
Total from investment operations            0.23     0.20     0.56     0.75     0.41
-------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income      (0.27)   (0.27)   (0.29)   (0.30)   (0.32)
-------------------------------------------------------------------------------------
 Distributions from net realized
   capital gains                           (0.02)   (0.02)      --    (0.06)   (0.01)
-------------------------------------------------------------------------------------
Total distributions                        (0.29)   (0.29)   (0.29)   (0.36)   (0.33)
-------------------------------------------------------------------------------------
Net asset value, end of year             $  8.29  $  8.35  $  8.44  $  8.17  $  7.78
-------------------------------------------------------------------------------------
TOTAL RETURN:                              2.79%    2.32%    6.98%    9.88%    5.46%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of year (in thousands)   $ 5,732  $ 7,295  $ 7,005  $ 3,624  $   402
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets    1.78%    1.81%    1.77%    1.60%    1.60%
-------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                        3.28%    3.21%    3.53%    3.80%    4.27%
-------------------------------------------------------------------------------------
Portfolio turnover rate                       --    6.35%   19.43%    8.15%    7.30%
-------------------------------------------------------------------------------------
Without expense reimbursement:**
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               1.73%    1.73%
-------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                                                   3.67%    4.14%
-------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                 YEAR ENDED SEPTEMBER 30,
                                         ----------------------------------------
CLASS D                                     2004    2003   2002OO    2001    2000
---------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------
Net asset value, beginning of year       $ 8.35  $ 8.44  $  8.17  $ 7.78  $ 7.70
---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                     0.27    0.27     0.29    0.30    0.32
---------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss) on investments                  (0.04)  (0.07)    0.27    0.45    0.09
---------------------------------------------------------------------------------
Total from investment operations           0.23    0.20     0.56    0.75    0.41
---------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income     (0.27)  (0.27)   (0.29)  (0.30)  (0.32)
---------------------------------------------------------------------------------
 Distributions from net realized
   capital gains                          (0.02)  (0.02)      --   (0.06)  (0.01)
---------------------------------------------------------------------------------
Total distributions                       (0.29)  (0.29)   (0.29)  (0.36)  (0.33)
---------------------------------------------------------------------------------
Net asset value, end of year             $ 8.29  $ 8.35  $  8.44  $ 8.17  $ 7.78
---------------------------------------------------------------------------------
TOTAL RETURN:                             2.79%   2.32%    6.98%   9.88%   5.46%
---------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------
Net assets, end of year (in thousands)   $2,437  $2,653  $ 3,521  $3,297  $2,593
---------------------------------------------------------------------------------
Ratio of expenses to average net assets   1.78%   1.81%    1.77%   1.60%   1.60%
---------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                       3.28%   3.21%    3.53%   3.80%   4.27%
---------------------------------------------------------------------------------
Portfolio turnover rate                      --   6.35%   19.43%   8.15%   7.30%
---------------------------------------------------------------------------------
Without expense reimbursement:**
---------------------------------------------------------------------------------
Ratio of expenses to average net assets                            1.73%   1.73%
---------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                                                3.67%   4.14%
---------------------------------------------------------------------------------


NORTH CAROLINA FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.14  $  8.19  $  7.89  $  7.54  $  7.59
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.29     0.29     0.32     0.33     0.34
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.07)   (0.01)    0.31     0.37     0.05
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.22     0.28     0.63     0.70     0.39
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.28)   (0.29)   (0,32)   (0.33)   (0.34)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.03)   (0.04)   (0.01)   (0.02)   (0.10)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.31)   (0.33)   (0.33)   (0.35)   (0.44)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.05  $  8.14  $  8.19  $  7.89  $  7.54
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               2.82%    3.51%    8.21%    9.52%    5.36%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $19,856  $22,778  $25,386  $25,737  $24,987
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.19%    1.19%    1.11%    1.13%    1.13%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.55%    3.65%    4.11%    4.29%    4.63%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     7.93%   10.00%    7.96%    5.61%   11.96%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS C                                                      2004     2003  2002OO    2001     2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.13  $  8.18  $ 7.88  $ 7.54  $  7.59
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.22     0.23    0.27    0.27     0.29
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.06)   (0.01)   0.30    0.36     0.05
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.16     0.22    0.57    0.63     0.34
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.22)   (0.23)  (0.26)  (0.27)   (0.29)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.03)   (0.04)  (0.01)  (0.02)   (0.10)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)   (0.27)  (0.27)  (0.29)   (0.39)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.04  $  8.13  $ 8.18  $ 7.88  $  7.54
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.06%    2.74%   7.41%   8.59%    4.58%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $3,012  $ 2,778  $2,962  $2,049  $   544
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.94%    1.94%   1.86%   1.88%    1.88%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.80%    2.90%   3.36%   3.54%    3.88%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    7.93%   10.00%   7.96%   5.61%   11.96%
---------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS D                                                      2004     2003  2002OO    2001     2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.13  $  8.18  $ 7.88  $ 7.54  $  7.59
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.22     0.23    0.27    0.27     0.29
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.06)   (0.01)   0.30    0.36     0.05
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.16     0.22    0.57    0.63     0.34
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.22)   (0.23)  (0.26)  (0.27)   (0.29)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.03)   (0.04)  (0.01)  (0.02)   (0.10)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)   (0.27)  (0.27)  (0.29)   (0.39)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.04  $  8.13  $ 8.18  $ 7.88  $  7.54
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.06%    2.74%   7.41%   8.59%    4.58%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  706  $   824  $  941  $1,514  $ 1,250
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.94%    1.94%   1.86%   1.88%    1.88%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.80%    2.90%   3.36%   3.54%    3.88%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    7.93%   10.00%   7.96%   5.61%   11.96%
---------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

OHIO FUND


                                                                      YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------------
CLASS A                                                        2004      2003    2002OO      2001      2000
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   8.14  $   8.26  $   8.03  $   7.64  $   7.64
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.31      0.32      0.36      0.38      0.39
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     (0.02)    (0.11)     0.23      0.39      0.02
-----------------------------------------------------------------------------------------------------------
Total from investment operations                              0.29      0.21      0.59      0.77      0.41
-----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.31)    (0.32)    (0.36)    (0.38)    (0.39)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains              (0.02)    (0.01)         o         o    (0.02)
-----------------------------------------------------------------------------------------------------------
Total distributions                                          (0.33)    (0.33)    (0.36)    (0.38)    (0.41)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   8.10  $   8.14  $   8.26  $   8.03  $   7.64
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                                3.69%     2.63%     7.59%    10.30%     5.58%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $114,544  $122,692  $129,662  $128,433  $128,364
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      0.87%     0.91%     0.85%     0.70%     0.71%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         3.88%     3.97%     4.51%     4.81%     5.21%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         --     6.79%     0.79%     7.57%     9.02%
-----------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                    0.84%     0.84%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                       4.67%     5.08%
-----------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------------
CLASS C                                                        2004      2003    2002OO      2001      2000
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   8.18  $   8.31  $   8.08  $   7.69  $   7.68
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.24      0.25      0.29      0.31      0.33
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     (0.01)    (0.12)     0.23      0.39      0.03
-----------------------------------------------------------------------------------------------------------
Total from investment operations                              0.23      0.13      0.52      0.70      0.36
-----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.24)    (0.25)    (0.29)    (0.31)    (0.33)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains              (0.02)    (0.01)         o         o    (0.02)
-----------------------------------------------------------------------------------------------------------
Total distributions                                          (0.26)    (0.26)    (0.29)    (0.31)    (0.35)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   8.15  $   8.18  $   8.31  $   8.08  $   7.69
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                                2.87%     1.58%     6.61%     9.26%     4.78%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  1,005  $  1,339  $  1,331  $    812  $    222
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      1.77%     1.81%     1.75%     1.60%     1.61%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         2.98%     3.07%     3.61%     3.91%     4.31%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         --     6.79%     0.79%     7.57%     9.02%
-----------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                    1.74%     1.74%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                       3.77%     4.18%
-----------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS D                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.18  $  8.31  $  8.08  $  7.69  $  7.68
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.24     0.25     0.29     0.31     0.33
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.01)   (0.12)    0.23     0.39     0.03
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.23     0.13     0.52     0.70     0.36
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.24)   (0.25)   (0.29)   (0.31)   (0.33)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)   (0.01)        o        o   (0.02)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.26)   (0.26)   (0.29)   (0.31)   (0.35)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.15  $  8.18  $  8.31  $  8.08  $  7.69
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               2.87%    1.58%    6.61%    9.26%    4.78%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 1,012  $ 1,440  $ 1,683  $ 1,583  $ 1,425
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.77%    1.81%    1.75%    1.60%    1.61%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.98%    3.07%    3.61%    3.91%    4.31%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    6.79%    0.79%    7.57%    9.02%
------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                1.74%    1.74%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                   3.77%    4.18%
------------------------------------------------------------------------------------------------------

OREGON FUND

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.94  $  8.03  $  7.85  $  7.47  $  7.48
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.32     0.31     0.34     0.35     0.36
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.03)   (0.07)    0.23     0.42     0.04
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.29     0.24     0.57     0.77     0.40
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.31)   (0.30)   (0.34)   (0.35)   (0.36)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.03)   (0.05)   (0.04)   (0.05)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.32)   (0.33)   (0.39)   (0.39)   (0.41)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.91  $  7.94  $  8.03  $  7.85  $  7.47
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               3.73%    3.10%    7.41%   10.52%    5.55%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $56,182  $56,365  $60,143  $54,994  $52,890
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.91%    0.95%    0.90%    0.88%    0.89%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.00%    3.87%    4.34%    4.57%    4.86%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1.92%    3.56%    6.06%   14.58%   14.46%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS C                                                      2004    2003  2002OO     2001     2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.93  $ 8.03  $ 7.85  $  7.47  $  7.48
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.24    0.27     0.28     0.29
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.02)  (0.08)   0.23     0.42     0.04
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.22    0.16    0.50     0.70     0.33
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.23)  (0.27)   (0.28)   (0.29)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.03)  (0.05)   (0.04)   (0.05)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)  (0.26)  (0.32)   (0.32)   (0.34)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.90  $ 7.93  $ 8.03  $  7.85  $  7.47
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.81%   2.05%   6.45%    9.53%    4.62%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,641  $1,767  $1,511  $ 1,166  $   364
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%   1.85%   1.80%    1.78%    1.79%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.10%   2.97%   3.44%    3.67%    3.96%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    1.92%   3.56%   6.06%   14.58%   14.46%
---------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS D                                                      2004    2003  2002OO     2001     2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.93  $ 8.03  $ 7.85  $  7.47  $  7.48
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.24    0.27     0.28     0.29
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.02)  (0.08)   0.23     0.42     0.04
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.22    0.16    0.50     0.70     0.33
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.23)  (0.27)   (0.28)   (0.29)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.03)  (0.05)   (0.04)   (0.05)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)  (0.26)  (0.32)   (0.32)   (0.34)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.90  $ 7.93  $ 8.03  $  7.85  $  7.47
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              2.81%   2.05%   6.45%    9.53%    4.62%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,517  $1,848  $2,688  $ 2,345  $ 2,465
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%   1.85%   1.80%    1.78%    1.79%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.10%   2.97%   3.44%    3.67%    3.96%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    1.92%   3.56%   6.06%   14.58%   14.46%
---------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

PENNSYLVANIA FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.09  $  8.26  $  7.92  $  7.49  $  7.49
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.27     0.27     0.33     0.33     0.34
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.05)   (0.08)    0.34     0.43     0.05
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.22     0.19     0.67     0.76     0.39
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.27)   (0.27)   (0.32)   (0.33)   (0.34)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.09)   (0.01)      --    (0.05)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.28)   (0.36)   (0.33)   (0.33)   (0.39)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.03  $  8.09  $  8.26  $  7.92  $  7.49
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               2.72%    2.37%    8.75%   10.27%    5.33%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $19,721  $22,354  $23,493  $24,047  $23,014
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.36%    1.30%    1.25%    1.32%    1.28%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.32%    3.38%    4.11%    4.20%    4.56%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5.34%    8.30%   16.73%    5.43%   12.11%
------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS C                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.07  $  8.24  $  7.91  $  7.48  $  7.49
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.21     0.21     0.27     0.27     0.28
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.05)   (0.08)    0.33     0.43     0.04
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.16     0.13     0.60     0.70     0.32
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.21)   (0.21)   (0.26)   (0.27)   (0.28)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.09)   (0.01)      --    (0.05)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.22)   (0.30)   (0.27)   (0.27)   (0.33)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.01  $  8.07  $  8.24  $  7.91  $  7.48
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               1.96%    1.60%    7.79%    9.48%    4.42%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 1,100  $ 1,133  $ 1,029  $   628  $   202
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     2.11%    2.05%    2.00%    2.07%    2.03%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.57%    2.63%    3.36%    3.45%    3.81%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5.34%    8.30%   16.73%    5.43%   12.11%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS D                                                      2004    2003   2002OO    2001     2000
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.07  $ 8.24  $  7.91  $ 7.48  $  7.49
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.21    0.21     0.27    0.27     0.28
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.05)  (0.08)    0.33    0.43     0.04
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.16    0.13     0.60    0.70     0.32
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.21)  (0.21)   (0.26)  (0.27)   (0.28)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.09)   (0.01)     --    (0.05)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.22)  (0.30)   (0.27)  (0.27)   (0.33)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.01  $ 8.07  $  8.24  $ 7.91  $  7.48
---------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              1.96%   1.60%    7.79%   9.48%    4.42%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  556  $  624  $   690  $  596  $   600
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    2.11%   2.05%    2.00%   2.07%    2.03%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.57%   2.63%    3.36%   3.45%    3.81%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    5.34%   8.30%   16.73%   5.43%   12.11%
---------------------------------------------------------------------------------------------------


SOUTH CAROLINA FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2004     2003   2002OO     2001     2000
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.23  $  8.25  $  8.07  $  7.66  $  7.67
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31     0.31     0.36     0.37     0.38
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.05       --     0.19     0.41     0.07
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.36     0.31     0.55     0.78     0.45
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.30)   (0.31)   (0.36)   (0.37)   (0.38)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.11)   (0.02)   (0.01)      --    (0.08)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.41)   (0.33)   (0.37)   (0.37)   (0.46)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.18  $  8.23  $  8.25  $  8.07  $  7.66
------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               4.51%    3.91%    7.00%   10.28%    6.07%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $76,913  $79,463  $81,410  $84,109  $81,138
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.91%    0.92%    0.87%    0.88%    0.86%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.77%    3.83%    4.54%    4.59%    5.04%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --   34.81%       --    2.80%    3.49%
------------------------------------------------------------------------------------------------------

-------------
See footnotes on page 105.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2004     2003  2002OO    2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.23  $  8.24  $ 8.06  $ 7.65  $ 7.66
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.23     0.24    0.29    0.29    0.31
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    0.06     0.01    0.19    0.41    0.07
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.29     0.25    0.48    0.70    0.38
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.23)   (0.24)  (0.29)  (0.29)  (0.31)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.11)   (0.02)  (0.01)     --   (0.08)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.34)   (0.26)  (0.30)  (0.29)  (0.39)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.18  $  8.23  $ 8.24  $ 8.06  $ 7.65
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              3.58%    3.11%   6.04%   9.30%   5.12%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $5,200  $ 5,483  $3,279  $1,589  $  893
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%    1.82%   1.77%   1.78%   1.76%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.87%    2.93%   3.64%   3.69%   4.14%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   34.81%      --   2.80%   3.49%
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2004     2003  2002OO    2001    2000
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.23  $  8.24  $ 8.06  $ 7.65  $ 7.66
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.23     0.24    0.29    0.29    0.31
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    0.06     0.01    0.19    0.41    0.07
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.29     0.25    0.48    0.70    0.38
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.23)   (0.24)  (0.29)  (0.29)  (0.31)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.11)   (0.02)  (0.01)     --   (0.08)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.34)   (0.26)  (0.30)  (0.29)  (0.39)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.18  $  8.23  $ 8.24  $ 8.06  $ 7.65
--------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              3.58%    3.11%   6.04%   9.30%   5.12%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $3,035  $ 3,947  $4,815  $4,378  $4,443
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%    1.82%   1.77%   1.78%   1.76%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.87%    2.93%   3.64%   3.69%   4.14%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   34.81%      --   2.80%   3.49%
--------------------------------------------------------------------------------------------------

-------------
 * Per share amounts are based on average shares outstanding.

** During the periods stated, Seligman voluntarily reimbursed expenses and/or waived portions of its management fees. Absent such reimbursements/waivers, returns would have been lower.


++ Capital gain of $0.004 per share was paid.


 o Capital gain of $0.002 per share was paid.

oo As required, effective October 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on purchases of portfolio securities for financial reporting purposes. The effects of this change for the fiscal year ended September 30, 2002, are as follows: increase net investment income and net realized and unrealized loss on investments per share by $0.01 for Class A, C and D shares of the National, Minnesota and Pennsylvania Funds, and, for Class C and D shares of the Louisiana, Maryland and Oregon Funds; and to increase the ratio of net income to average net assets of each share class of the Georgia, Michigan, New Jersey, New York and Ohio Funds by 0.03%; the National, California High-Yield, Colorado, Florida, Maryland and Missouri Funds by 0.04%; the California Quality, Louisiana, Massachusetts, North Carolina and Oregon Funds by 0.05%; the Pennsylvania and South Carolina Funds by 0.06%; and the Minnesota Fund by 0.09%. The per share data and ratios for periods prior to October 1, 2001, have not been restated.

How to Contact Us


The Fund............................. Write: Corporate Communications/
                                             Investor Relations Department
                                             J. & W. Seligman & Co. Incorporated
                                             100 Park Avenue, New York, NY 10017

                                      Phone: Toll-Free (800) 221-7844 in the US or
                                             (212) 850-1864 outside the US

Your Regular (Non-Retirement) Account Write: Shareholder Services Department
                                             Seligman Data Corp.
                                             100 Park Avenue, New York, NY 10017

                                      Phone: Toll-Free (800) 221-2450 in the US or
                                             (212) 682-7600 outside the US


  24-HOUR AUTOMATED TELEPHONE ACCESS IS AVAILABLE BY DIALING (800) 622-4597 ON A TOUCHTONE TELEPHONE. YOU WILL HAVE INSTANT ACCESS TO PRICE, YIELD, ACCOUNT BALANCE, MOST RECENT TRANSACTION, AND OTHER INFORMATION.

                            SELIGMAN ADVISORS, INC.
                                an affiliate of
[LOGO] J&WS
                            J. & W. SELIGMAN & CO.
                                 INCORPORATED

                               ESTABLISHED 1864
                      100 Park Avenue, New York, NY 10017

For More Information
The information below is available without charge upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

Statement of Additional Information (SAI) contains additional information about the Funds. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund's investments. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Information about the Funds, including the Prospectus and SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site: www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC File Numbers:
 Seligman Municipal Fund Series, Inc.:
 811-3828
 Seligman Municipal Series Trust:
 811-4250
 Seligman New Jersey Municipal Fund, Inc.:
 811-5126
 Seligman Pennsylvania Municipal Fund Series: 811-4666

                   SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES


                       Statement of Additional Information
                                February 1, 2005


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864

                       Toll Free Telephone (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated February 1, 2005 (the "Prospectus"), offering Class A shares, Class C shares and Class D shares. This SAI, although not in itself a Prospectus, is incorporated by reference into this Prospectus in its entirety. It should be read in conjunction with this Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers.

The financial statements and notes included in the Fund's Annual Report and the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report, which includes the Report of Independent Registered Public Accounting Firm, will be furnished to you without charge if you request a copy of this SAI.


                                Table of Contents


Fund History ..............................................................    2
Description of the Fund and its Investments and Risks .....................    2
Management of the Fund ....................................................    7
Control Persons and Principal Holders of Securities........................   12
Investment Advisory and Other Services ....................................   13
Brokerage Allocation and Other Practices ..................................   18
Shares of Beneficial Interest and Other Securities ........................   19
Purchase, Redemption, and Pricing of Shares ...............................   20
Taxation of the Fund ......................................................   25
Underwriters...............................................................   28
Calculation of Performance Data ...........................................   29
Financial Statements.......................................................   31
General Information........................................................   31
Appendix A ................................................................   33
Appendix B ................................................................   36


TED1A

                                  Fund History

The Fund was organized as an unincorporated trust under the laws of the Commonwealth of Pennsylvania by a Declaration of Trust dated May 13, 1986.

              Description of the Fund and its Investments and Risks

Classification

The Fund is a non-diversified, open-end management investment company, or mutual fund.

Investment Strategies and Risks


The Fund seeks to provide income exempt from regular federal income taxes and Pennsylvania income taxes consistent with preservation of capital. Such income could however be subject to the federal alternative minimum tax as well as any applicable state alternative minimum tax.


The Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within the four highest rating categories of Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Services ("S&P"). Municipal Securities rated in these categories are commonly referred to as investment grade. The Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, the Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.

Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated "BBB" by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated "Baa" by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

A description of the credit rating categories is contained in Appendix A to this Statement.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities and for providing state and local governments with federal credit assistance. Reevaluation of the Fund's investment objectives and structure might be necessary in the future due to market conditions that may result from future changes in the tax laws.

Pennsylvania Municipal Securities. Pennsylvania Municipal Securities include notes, bonds and commercial paper issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, agencies, and instrumentalities, the interest on which is, in the opinion of counsel of the issuers, exempt from regular federal and Pennsylvania income taxes. Such securities are traded primarily in an over-the-counter market. The Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940, as amended ("1940 Act"), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Fund invests principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds ("IDBs") are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

The Fund may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:

     1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

     2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. The Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that the Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, the Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. The Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Fund currently does not purchase participation interests and has no current intention of doing so.

When-Issued Securities. The Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. The Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. The Fund meets its respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Fund is authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Fund has no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at the Fund's option, specified securities at a specified price.

The price which the Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, the Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Board of Trustees may, in the future, consider whether the Fund should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, the Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission ("SEC") for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the SEC will issue such an order.

Standby commitments with respect to portfolio securities of the Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of the Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which, the standby commitment may be exercised and the applicable rules and regulations of the SEC.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 ("1933 Act")) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Trustees may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Trustees make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. The Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.

Taxable Investments. Under normal market conditions, the Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and Pennsylvania personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of the Fund's net assets.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and the Fund, with the approval of the Board of Trustees, may change such strategies without the vote of shareholders.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of the Fund. Under these policies, the Fund may not:

..    Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

..    Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

..    Invest more than 25% of total assets at market value in any one industry;
     except that municipal securities and securities of the US Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation;

..    As to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities);

..    Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under its deferred compensation plan for trustees;

..    Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

..    Purchase or hold the securities of any issuer, if to its knowledge, trustees or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

..    Write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; or underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

..    Purchase or sell commodities or commodity contracts including futures contracts; or

..    Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

The Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.


Under Rule 35d-1 of the 1940 Act, the Fund also may not change its investment strategy of investing at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and regular personal income taxes in Pennsylvania without first providing notice to shareholders, as provided under Rule 35d-1(c) of the 1940 Act, at least 60 days prior to such change. This policy is not fundamental.


Temporary Defensive Position

In abnormal market conditions, if, in the judgment of the Fund, municipal securities satisfying the Fund's investment objectives may not be purchased, the Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "Pennsylvania Municipal Securities" above that would otherwise meet the Fund's objectives.

Also, in abnormal market conditions, the Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated "Aa3" or better by Moody's or "AA-" or better by S & P); prime commercial paper (rated "P-1" by Moody's or "A-1+/A-1" by S & P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the fiscal years ended September 30, 2004 and 2003 were 5.34% and 8.30%, respectively. The fluctuation in portfolio turnover rates of the Fund resulted from conditions in the Pennsylvania municipal market and bond market in general. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.

Disclosure of Portfolio Holdings

The Fund's full portfolio holdings, as well as portfolio weightings, are published quarterly, generally no sooner than 15 calendar days after the end of each calendar quarter on Seligman's website (www.seligman.com/(1)/). In addition, the Fund's top 10 holdings and the aggregate weighting of the top 10 holdings are published monthly, generally no sooner than 5 days after the end of each month. Seligman employees may freely distribute the Fund's portfolio holdings information described above to third parties the day after such information appears on Seligman's website. The foregoing monthly and quarterly information will remain available on Seligman's website for at least 5 months from the end of the period shown.

In accordance with the policies and procedures approved by the Fund's Board of Directors, the Fund's portfolio holdings may be disclosed to certain parties prior to its public release if the disclosure is intended for research or other legitimate business purposes and the recipient is subject to a duty of confidentiality. Disclosures of portfolio holdings for such purposes (which may be on-going) are considered on a case-by-case basis, and the Fund's procedures require the prior written approval of the President or Chief Investment Officer of Seligman or the President of Seligman Advisors and the Fund's Chief Compliance Officer (the "CCO") before any such disclosure. In connection with the CCO's review and approval, the CCO considers whether such disclosure is in the best interest of shareholders. If prior approval is granted, the recipient must enter into a written agreement prior to the release of the Fund's portfolio holdings information that includes, among other things, a requirement that the holdings be kept confidential and places limits on the use of the information for trading purposes. The CCO, who reports directly to the Fund's Board of Directors regarding compliance with the Fund's policies, and Seligman's Chief Compliance Officer monitor compliance with this policy.

In addition, the Fund's policies expressly permit Seligman's employees to release the Fund's holdings information without a confidentiality agreement as necessary to facilitate the execution of securities transactions or to respond to questions about Seligman's views on individual securities or whether the Fund owns or does not own a particular security; provided, that individual securities weightings will not be disclosed unless such weightings are otherwise provided in the quarterly disclosure noted above. Portfolio managers may also disclose certain information about individual securities or information about a particular investment style on an occasional basis to third parties for research purposes, provided that the information does not include the name of the Fund or the weightings of particular securities unless otherwise provided in the quarterly disclosure noted above. The Fund may also permit their auditors to have access to the Fund's portfolio holdings as necessary in connection with their auditing services.

Currently, Seligman has entered into ongoing arrangements to disclose the Fund's portfolio holdings prior to the public disclosure of such information with the following third party research providers: Salomon Analytics Inc., Vestek Systems, Inc and Standard & Poor's Securities Evaluations, Inc. The portfolio holdings are released to these research providers on an as-needed basis (including daily, if necessary). In addition, Seligman discloses the Fund's portfolio holdings to State Street Bank and Trust Company ("SSBT") in connection with back-office, custodial and/or administrative services provided by SSBT. All of the above mentioned disclosures have been approved by Seligman's President or Chief Investment Officer and the Funds' CCO and are made pursuant to the terms of confidentiality agreements or provisions that prohibit the disclosure and use of the holdings information. No compensation is received by any party in consideration of the disclosure of the Fund's portfolio holdings pursuant to these arrangements.


                             Management of the Fund

Board of Trustees

The Board of Trustees provides broad supervision over the affairs of the Fund.


----------
/(1)/ The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this Statement of Additional Information.

Management Information

Information with respect to the Trustees and officers of the Fund is shown below. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.


                                                                                                                         Number of
                                                                                                                        Portfolios
                               Term of                                                                                    in Fund
                             Office and                                                                                   Complex
                              Length of                                                                                  Overseen
 Name, (Age), Position(s)       Time                Principal Occupation(s) During Past 5 Years, Trusteeships               by
        With Fund              Served*                               and Other Information                                Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Robert B. Catell (68)       2003 to Date   Chairman, Chief Executive Officer and Director, KeySpan Corporation,              60
Trustee                                    diversified energy, gas and electric company; Director or Trustee of each of the investment companies of the Seligman Group of Funds** (with the exception of Seligman Cash Management Fund, Inc.); Director or Trustee,
                                           Alberta Northeast Gas, Ltd., Boundary Gas Inc., Taylor Gas Liquids, Ltd.,
                                           The Houston Exploration Company, oil and gas exploration, development and production companies; Edison Electric Institute, New York State Energy
                                           Research and Development Authority, Independence Community Bank, Business
                                           Council of New York State, Inc., New York City Partnership and the Long
                                           Island Association, business and civic organizations.

John R. Galvin (75)         1995 to Date   Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University;          61
Trustee                                    Director or Trustee of each of the investment companies of the Seligman
                                           Group of Funds**; and Chairman Emeritus, American Council on Germany.
                                           Formerly, Director, USLIFE Corporation, life insurance and Raytheon Co., defense and commercial electronics; Governor of the Center for Creative
                                           Leadership. From June 1987 to June 1992, he was the Supreme Allied
                                           Commander, Europe and the Commander-in-Chief, United States European
                                           Command.

Alice S. Ilchman (69)       1991 to Date   President Emerita, Sarah Lawrence College; Director or Trustee of each of         61
Trustee                                    the investment companies of the Seligman Group of Funds**; Director,
                                           Jeannette K. Watson Summer Fellowship, summer internships for college students; Trustee, Save the Children, non-profit child-assistance organization, and the Committee for Economic Development; Governor, Court
                                           of Governors, London School of Economics; and Director, Public
                                           Broadcasting Service (PBS). Formerly, Chairman, The Rockefeller
                                           Foundation, charitable foundation; and Director, New York Telephone
                                           Company.

Frank A. McPherson (71)     1995 to Date   Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee           61
Trustee                                    Corporation, diversified energy and chemical company; Director or Trustee of each of the investment companies of the Seligman Group of Funds**;
                                           Director, ConocoPhillips, integrated international oil corporation,
                                           Integris Health, owner of various hospitals, BOK Financial, bank holding company, Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical
                                           Research Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City
                                           Public Schools Foundation and Oklahoma Foundation for Excellence in
                                           Education. Formerly, Director, Kimberly-Clark Corporation, consumer products and the Federal Reserve System's Kansas City Reserve Bank.

John E. Merow (75)          1986 to Date   Retired Chairman and Senior Partner, Sullivan & Cromwell LLP, law firm;           61
Trustee                                    Director or Trustee of each of the investment companies of the Seligman
                                           Group of Funds**; Director, Aleris International, Inc., aluminum and zinc recycler and aluminum rolled products; Director Emeritus, the Municipal
                                           Art Society of New York; Executive Committee Member and Secretary, the
                                           U.S. Council for International Business; Trustee, New York-Presbyterian
                                           Hospital; Trustee and Vice Chairman, New York-Presbyterian Healthcare
                                           System, Inc.; and Member of the American Law Institute and the Council on
                                           Foreign Relations.

                                                                                                                         Number of
                                                                                                                        Portfolios
                               Term of                                                                                   in Fund
                             Office and                                                                                  Complex
                              Length of                                                                                  Overseen
 Name, (Age), Position(s)       Time                Principal Occupation(s) During Past 5 Years, Trusteeships               by
        With Fund              Served*                                 and Other Information                              Trustee
-------------------------   ------------   --------------------------------------------------------------------------   ----------
Betsy S. Michel (62)        1986 to Date   Attorney; Director or Trustee of each of the investment companies of the          61
Trustee                                    Seligman Group of Funds**; Trustee, The Geraldine R. Dodge Foundation,
                                           charitable foundation. Formerly, Chairman of the Board of Trustees of St.
                                           George's School (Newport, RI) and Trustee, World Learning, Inc.,
                                           international educational training.

Leroy C. Richie (63)        2000 to Date   Chairman and Chief Executive Officer, Q Standards Worldwide, Inc., library        60
Trustee                                    of technical standards; Director or Trustee of each of the investment companies of the Seligman Group of Funds** (with the exception  of
                                           Seligman Cash Management Fund, Inc.); Director, Kerr-McGee Corporation,
                                           diversified energy and chemical company, and Infinity, Inc., oil and gas services and exploration; Director and Chairman, Highland Park
                                           Michigan Economic Development Corp. Formerly, Trustee, New York University
                                           Law Center Foundation; Vice Chairman, Detroit Medical Center and Detroit
                                           Economic Growth Corp.; Chairman and Chief Executive Officer, Capital
                                           Coating Technologies, Inc., applied coating technologies; and Vice
                                           President and General Counsel, Automotive Legal Affairs, Chrysler
                                           Corporation.

Robert L. Shafer (72)       1986 to Date   Retired Vice President, Pfizer Inc., pharmaceuticals; Director or Trustee         61
Trustee                                    of each of the investment companies of the Seligman Group of Funds** and
                                           Ambassador and Permanent Observer of the Sovereign and Military Order of
                                           Malta to the United Nations. Formerly, Director, USLIFE Corporation, life insurance.

James N. Whitson (69)       1993 to Date   Retired Executive Vice President and Chief Operating Officer, Sammons             61
Trustee                                    Enterprises, Inc., a diversified holding company; Director or Trustee of each of the investment companies of the Seligman Group of Funds**; and
                                           Director, CommScope, Inc., manufacturer of coaxial cable. Formerly,
                                           Director and Consultant, Sammons Enterprises, Inc. and Director, C-SPAN.
----------------------------------------------------------------------------------------------------------------------------------
                                            INTERESTED TRUSTEES AND PRINCIPAL OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
William C. Morris*** (66)   1988 to Date   Chairman, J. & W. Seligman & Co. Incorporated, Chairman of the Board and          61
Trustee and Chairman of                    Director or Trustee of each of the investment companies of the Seligman
the Board                                  Group of Funds**; Chairman, Seligman Advisors, Inc., Seligman Services,
                                           Inc., and Carbo Ceramics Inc., manufacturer of ceramic proppants for oil and gas industry; Director, Seligman Data Corp.; and President and Chief
                                           Executive Officer, The Metropolitan Opera Association. Formerly, Director,
                                           Kerr-McGee Corporation, diversified energy and chemical company and Chief
                                           Executive Officer of each of the investment companies of the Seligman
                                           Group of Funds.

Brian T. Zino*** (52)        Dir.: 1993    Director and President, J. & W. Seligman & Co. Incorporated; Chief                61
Trustee, President and        to Date      Executive Officer, President and Director or Trustee of each of the
Chief Executive Officer     Pres.: 1995    investment companies of the Seligman Group of Funds**; Director, Seligman
                              to Date      Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data Corp.;
                             CEO.: 2002    Member of the Board of Governors of the Investment Company Institute; and
                              to Date      Director, ICI Mutual Insurance Company.

Thomas G. Moles (62)        1986 to Date   Director and Managing Director, J. & W. Seligman & Co. Incorporated; Vice        N/A
Vice President and                         President and Co-Portfolio Manager, Seligman Municipal Fund Series, Inc.,
Co-Portfolio Manager                       Seligman Municipal Series Trust, Inc. and Seligman New Jersey Municipal
                                           Fund, Inc.; Executive Vice President and Co-Portfolio Manager, Seligman
                                           Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.,
                                           two closed-end investment companies; and Director, Seligman Advisors,
                                           Inc. and Seligman Services, Inc. Formerly, President, Seligman Quality
                                           Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.

Eileen A. Comerford (46)    2003 to Date   Senior Vice President, Investment Officer, J. & W. Seligman & Co.                N/A
Vice President and                         Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal
Co-Portfolio Manager                       Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey
                                           Municipal Fund, Inc., Seligman Quality Municipal Fund, Inc. and Seligman
                                           Select Municipal Fund, Inc., two closed-end investment companies.


                                                                                                                         Number of
                                                                                                                        Portfolios
                               Term of                                                                                    in Fund
                             Office and                                                                                   Complex
                              Length of                                                                                  Overseen
 Name, (Age), Position(s)       Time                Principal Occupation(s) During Past 5 Years, Trusteeships               by
        With Fund              Served*                               and Other Information                                Trustee
-------------------------   ------------   --------------------------------------------------------------------------   ----------
Thomas G. Rose (47)         2000 to Date   Chief Financial Officer, Senior Vice President, Finance, and Treasurer,          N/A
Vice President                             J. & W. Seligman & Co. Incorporated, Senior Vice President, Finance,
                                           Seligman Advisors, Inc. and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds** and of
                                           Seligman Services, Inc. and Seligman International, Inc. Formerly,
                                           Treasurer of each of the investment companies of the Seligman Group of
                                           Funds and of Seligman Data Corp.

Lawrence P. Vogel (48)       V.P.: 1992    Senior Vice President and Treasurer, Investment Companies, J. & W.               N/A
Vice President and            to Date      Seligman & Co. Incorporated; Vice President and Treasurer of each of the
Treasurer                     Treas.:      investment companies of the Seligman Group of Funds** and of Seligman
                            2000 to Date   Data Corp. Formerly, Senior Vice President, Finance, J. & W. Seligman &
                                           Co. Incorporated, Seligman Advisors, Inc., Seligman International, Inc.
                                           and Seligman Data Corp.; Vice President, Seligman Services, Inc.; and
                                           Treasurer, Seligman International, Inc.

Frank J. Nasta (40)         1994 to Date   Managing Director, General Counsel and Corporate Secretary, J. & W.              N/A
Secretary                                  Seligman & Co. Incorporated; Secretary, of each of the investment companies of the Seligman Group of Funds**; and Corporate Secretary,
                                           Seligman Advisors, Inc., Seligman Services, Inc., Seligman International,
                                           Inc. and Seligman Data Corp. Formerly, Senior Vice President, Law and
                                           Regulation Department, J. & W. Seligman & Co. Incorporated.

Eleanor T.M. Hoagland         July 2004    Managing Director and Senior Vice President, Risk Manager, J. & W.
(53)                           to Date     Seligman & Co. Incorporated; Vice President and Chief Compliance Officer
Vice President and Chief                   for each of the investment companies of the Seligman Group of Funds**.
Compliance Officer                         Formerly, Managing Director, Partner and Chief Portfolio Strategist, AMT
                                           Capital Management from 1994 to 2000.


----------
* Each Trustee serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board.
** The Seligman Group of Funds currently consists of twenty-three registered investment companies.
*** Mr. Morris and Mr. Zino are considered "interested persons" of the Fund, as defined in the 1940 Act, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Mr. Whitson is a director of a private company that indirectly controls a broker-dealer and has an option to acquire control of another broker-dealer in 2007. Both broker-dealers distribute the Fund's shares.

The standing committees of the Board include the Board Operations Committee, Audit Committee and Director Nominating Committee. These Committees are comprised solely of Trustees who are not "interested" persons of the Fund as that term is defined in the 1940 Act. The duties of these Committees are described below.


Board Operations Committee. This Committee has authority generally to direct the operations of the Board, including the nomination of members of other Board Committees and the selection of legal counsel for the Corporation. The Committee met seven times during the year ended September 30, 2004. Members of the Committee are Messrs. McPherson (Chairman), Catell, Galvin, Merow, Richie, Shafer and Whitson, and Dr. Ilchman, and Ms. Michel.

Audit Committee. This Committee recommends the independent public accountants for selection as auditors by the Board annually. In addition, the Committee assists the Board in its oversight of the Fund's financial reporting process and operates pursuant to a written charter. The Committee met twice during the year ended September 30, 2004. Members of the Committee are Messrs. Whitson (Chairman), Galvin, Merow, and Richie, and Ms. Michel.

Director Nominating Committee. This Committee selects and nominates persons for election as Trustees by the Board. In addition, if a shareholder meeting is held where Trustees are to be elected, the Committee will select and nominate persons for election as Trustees at such shareholder meeting. The Committee will consider suggestions from shareholders submitted in writing to the Secretary of the Fund. The Committee met twice during the year ended September 30, 2004. Members of the Committee are Messrs. Shafer (Chairman), Catell and McPherson, and Dr. Ilchman.


Beneficial Ownership of Shares


As of December 31, 2004, the Trustees beneficially owned shares in the Funds and the Seligman Group of Funds as follows:




                                                     Aggregate Dollar Range of
                      Dollar Range of Fund Shares    Shares Owned by Director in
        Name              Owned By Director          the Seligman Group of Funds
--------------------------------------------------------------------------------
                      INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
Robert B. Catell                 None                     $50,001-$100,000
John R. Galvin                   None                     $50,001-$100,000
Alice S. Ilchman                 None                      Over $100,000
Frank A. McPherson               None                      Over $100,000
John E. Merow                 $1-$10,000                   Over $100,000
Betsy S. Michel                  None                      Over $100,000
Leroy C. Richie                  None                     $10,001-$50,000
Robert L. Shafer                 None                      Over $100,000
James N. Whitson                 None                      Over $100,000
--------------------------------------------------------------------------------
                      INTERESTED DIRECTORS
--------------------------------------------------------------------------------
William C. Morris                None                      Over $100,000
Brian T. Zino                    None                      Over $100,000


Compensation


                                                   Pension or       Total Compensation
                                Aggregate     Retirement Benefits      from Fund and
          Name and             Compensation    Accrued as Part of    Fund Complex Paid
     Position with Fund       from Fund (1)      Fund Expenses      to Trustees (1)(2)
---------------------------   -------------   -------------------   ------------------
Robert B. Catell, Trustee          $560               N/A                 $87,000
John R. Galvin, Trustee             604               N/A                  93,000
Alice S. Ilchman, Trustee           604               N/A                  93,000
Frank A. McPherson, Trustee         577               N/A                  88,500
John E. Merow, Trustee              604               N/A                  93,000
Betsy S. Michel, Trustee            577               N/A                  88,500
Leroy C. Richie, Trustee            615               N/A                  93,000
Robert L. Shafer, Trustee           604               N/A                  91,500
James N. Whitson, Trustee           604               N/A                  93,000


----------

(1)  For the Fund's fiscal year ended September 30, 2004.
(2) At September 30, 2004, the Seligman Group of Funds consisted of twenty-three investment companies.


No compensation is paid by the Fund to Trustees or officers of the Fund who are employees of J. & W. Seligman & Co. Incorporated ("Seligman").

The Fund has adopted a deferred compensation plan under which independent trustees may elect to defer receiving their fees. A trustee who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by Seligman, as designated by the trustee. The cost of such fees and earnings is included in trustees' fees and expenses, and the accumulated balance thereof is included in accrued expenses and other liabilities in the Fund's financial statements.


Messrs. Merow and Whitson no longer defer their current compensation; however, they have accrued deferred compensation (including earnings/losses) in respect of the Fund in the amounts of $4,022 and $13,223, respectively, as of September 30, 2004.


The Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of Funds to hedge its obligations in connection with the deferred compensation plan.

Class A shares of the Fund may be issued without a sales charge to present and former trustees (and their family members) of the Fund. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public.


Code of Ethics


Seligman, Seligman Advisors, Inc. ("Seligman Advisors"), their subsidiaries and affiliates, and the Seligman Group of Funds have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, "Employees") are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention to purchase or sell the security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering unless an exemption has been obtained from Seligman's Chief Compliance Officer.


The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days either before or after the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from profiting from short-term trading (a profitable purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from profiting from short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged to a charitable organization.


Employees are required, except under very limited circumstances, to engage in personal securities transactions through a broker-dealer designated by Seligman. All Employee personal securities transactions must be pre-cleared by Seligman's compliance system. This system is designed to prevent purchases of securities that would conflict with the interests of clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.


A copy of the Code of Ethics is on public file with, and is available upon request from, the SEC. You can access it through the SEC's Internet site, www.sec.gov.

               Control Persons and Principal Holders of Securities

Control Persons


As of January 3, 2005, there was no person or persons who controlled the Fund, either through significant ownership of Fund shares or any other means of control.


Principal Holders


As of January 3, 2005, the following principal holders owned of record 5% or more of the then outstanding shares of beneficial interest of a Class of shares of the Fund:



                                                                      Percentage
                                                                       of Total
Name and Address                                             Class   Shares Held
----------------                                             -----   -----------

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Dear     A        13.50%
Lake Drive East, Jacksonville, FL 32246

Citigroup Global House Acct, Attn: Peter Booth, 7th Floor,     A        14.23%
333 West 34th Street, New York, NY 10001

Citigroup Global House Acct, Attn: Peter Booth, 7th Floor,     C        29.91%
333 West 34th Street, New York, NY 10001

UBS Financial Services Inc FBO Account, 23250 Feather Palm     C        12.95%
Court, Boca Raton, FL 33433

First Clearing LLC, FBO B. Cutler, 125 St. Charles Street,     C         9.49%
Drexel Hill, PA 19026

First Clearing LLC, FBO L. Karet, 1919 Chestnut St.,           C         9.16%
Philadelphia, PA 19103

First Clearing LLC, FBO The Tuffahas, 25 Selkirk Road,         C         8.48%
Williamsport, PA 17701

Raymond James & Assoc Inc, FBO Accounts, 880 Carillon Pkwy,    C         7.04%
St. Petersburg, GA 33716

First Clearing LLC, FBO The Kantors, 6822 Roosevelt Blvd,      C         6.90%
Philadelphia, PA 19149

MLPF&S FBO Customers, Attn: Fund Administration, 4800 Dear     D        35.74%
Lake Drive East, Jacksonville, FL 32246

UBS Financial Services Inc FBO Account, 51 B Peace Circle,     D        40.81%
New Oxford PA 17350

Janney Montgomery Scott LLC, 1801 Market Street,               D         6.17%
Philadelphia, PA 19103


Management Ownership


As of January 3, 2005, Trustees and officers of the Fund as a group owned less than 1% of Class A shares of the then outstanding shares of beneficial interest of the Fund. As of the same period, Trustees and officers of the Fund did not own any Class C or Class D shares of the then outstanding shares of beneficial interest of the Fund.


                     Investment Advisory and Other Services

Investment Manager

Subject to the control of the Fund's Board of Trustees, Seligman manages the investment of the assets of the Fund and administers its business and other affairs pursuant to a management agreement approved by the Board of Trustees and the initial shareholders of the Fund ("Management Agreement"). Seligman also serves as investment manager to twenty-two other US registered investment companies which, together with the Fund, make up the "Seligman Group of Funds." There are no other management-related service contracts under which services are provided to the Fund. No person or persons, other than the directors, officers or employees of Seligman and the Fund, regularly advise the Fund with respect to its investments.


Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris, Chairman of Seligman and Chairman of the Board of Trustees, owns a majority of the outstanding voting securities of Seligman and is a controlling person of Seligman.


All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.


The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to 0.50% per annum of the Fund's average daily net assets. For the fiscal years ended September 30, 2004, 2003 and 2002, the Fund paid Seligman management fees in the amount of $114,695, $122,764 and $123,633, respectively.


The Fund pays all of its expenses other than those assumed by Seligman, including shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of the Trustees of the Fund not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated among the Funds in a manner determined by the Board of Trustees to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Fund's Management Agreement was unanimously approved by the Board of Trustees at a meeting held on October 11, 1988 and was also approved by the shareholders at a meeting held on December 16, 1988. The Management Agreement will continue in effect until December 29 of each year if (1) such continuance is approved annually in the manner required by the 1940 Act (i.e., by a vote of a majority of the Trustees or of the outstanding voting securities of the Fund and by a vote of a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 29 of any year that it does not desire such continuance. The Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.


At the November 17 and 18, 2004 Board of Trustees meeting, the Board unanimously approved the continuance of the Management Agreement. In preparation for these meetings, the Board requested and reviewed a wide variety of materials from Seligman, including extensive performance and expense information for other investment companies compiled by third parties, and the Independent Trustees conferred with their counsel at the meeting prior to voting. In their determinations with respect to continuance of the Management Agreement, the Board considered many factors, including, but not limited to: (1) comparative performance information versus other similar investment companies and certain indices; (2) the nature and quality of investment services and administrative services rendered by Seligman; (3) payments received by Seligman from all sources involving both the Funds and all other Seligman investment companies;
(4) costs borne by, and profitability of, Seligman and its affiliates in providing services of all types to the Fund and all other Seligman investment companies; (5) comparative fee and expense data versus other similar investment companies; (6) Seligman's policies and practices regarding allocation of portfolio transactions and soft dollars; (7) portfolio turnover of the Fund compared to other similar investment companies; (8) Seligman's willingness to consider and, when desirable, implement organizational and operational changes designed to improve investment results; and (9) fall-out benefits which Seligman and its affiliates receive from Seligman's relationship to the Fund. In its deliberations, the Board did not identify any particular information that was all-important or controlling. Rather, the Board evaluated all information available to it and determined that the overall arrangements between the Fund and Seligman, as reflected under the Management Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board (and each Trustee) considered relevant in the exercise of its (or such Trustees') reasonable judgment.


Certain of the factors addressed by the Board in reaching its determination are discussed in more detail below.


Portfolio Performance. The Board of Trustees considered the performance of the Fund as compared to the performance of other comparable investment companies and as compared to appropriate securities indices. The Trustees also considered the nature and quality of the investment advice rendered by Seligman. In addition to the information received by the Trustees in connection with the November 17 and 18, 2004 Board of Trustees meeting, the Board receives detailed information related to performance of the Fund at each Board meeting during the year.


Expenses of the Fund. The Board also considered the management fee rate paid by the Funds to Seligman and the other expenses of the Fund, in comparison to both the quality of services provided and the fees and expenses of funds with similar characteristics.


Costs of Providing Service and Profitability. The Trustees reviewed information concerning profitability of Seligman's investment advisory and investment company activities and its financial condition based on results for 2003 and 2004 (through September 30) and estimates for full-year 2004. The information considered by the Board of Trustees included operating profit margin information for Seligman's investment company business alone (i.e., excluding results of its affiliates) and on a consolidated basis. The Board of Trustees also reviewed profitability data and estimated profitability data for each of the Seligman investment companies. The Board of Trustees reviewed certain assumptions and methods of allocation used by Seligman in preparing fund-specific profitability data. While

Seligman believes that the methods of allocation used were reasonable, there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as Seligman's where each of the advisory products draws on, and benefits from, the pooled research of the organization.

Fall-Out Benefits. The Trustees considered the services provided to the Fund and its shareholders by Seligman Services, Inc. "Seligman Services"), an affiliate of Seligman, and the 12b-1 fees the Fund pays to Seligman Services in respect of shares of the Fund held in accounts for which there would not otherwise be a broker of record.

Principal Underwriter

Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as trustees or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated December 29, 1988, subject to the control of the Board of Trustees, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of trustees of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp. ("SDC"), the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of the Fund, as set forth below:

Class A shares:

                                                                  Regular Dealer
                               Sales Charge       Sales Charge      Reallowance
                                as a % of        as a % of Net       as a % of
Amount of Purchase          Offering Price(1)   Amount Invested   Offering Price
-------------------         -----------------   ---------------   --------------
Less than $50,000                  4.75%             4.99%             4.25%
$50,000 - $99,999                  4.00              4.17              3.50
$100,000 - $249,999                3.50              3.63              3.00
$250,000 - $499,999                2.50              2.56              2.25
$500,000 - $999,999                2.00              2.04              1.75
$1,000,000 and over                   0                 0                 0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Class C shares:


                                                                  Regular Dealer
                               Sales Charge       Sales Charge      Reallowance
                                as a % of        as a % of Net       as a % of
Amount of Purchase          Offering Price(1)   Amount Invested   Offering Price
-------------------         -----------------   ---------------   --------------
Less than $100,000                 1.00%             1.01%             1.00%
$100,000 - $249,999                0.50              0.50              0.50
$250,000 - $999,999                   0                 0                 0


(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge. There is no sales charge on Class C shares sold by Level Load Intermediaries (as defined below).


Seligman Services, an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the fiscal years ended September 30, 2004, 2003 and 2002, Seligman Services received commissions of $1,010, $1,470 and $1,945, respectively.


Rule 12b-1 Plan

The Fund has adopted an Administration, Shareholder Services and Distribution Plan ("12b-1 Plan") in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class C, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations ("Service Organizations") for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund's Board of Trustees. The Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A


Under the 12b-1 Plan, the Fund, with respect to Class A shares, is authorized to pay monthly to Seligman Advisors a service fee at an annual rate of up to 0.25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Trustees. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one fiscal year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other fiscal year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The total amount paid by the Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 2004 was $52,864, equivalent to 0.25% of the Class A shares' average daily net assets.

Class C


Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months (twelve months in the case of investors purchasing Class C shares through Level Load Intermediaries (as defined under "Purchase, Redemption and Pricing of Shares")), to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations (0.75% in the case of investors purchasing through Level Load Intermediaries), and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of 0.25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class C shares for the fiscal year ended September 30, 2004 was $10,821, equivalent to 1% per annum of the Class C shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Fund may exceed 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one fiscal year to be paid from Class C 12b-1 fees in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 2004, Seligman Advisors incurred $31,586 of expenses in respect of the Fund's Class C shares that were not reimbursed from amounts received from the Fund's 12b-1 Plan. This amount is equal to 2.87% of the net assets of Class C shares at September 30, 2004.


If the 12b-1 Plan is terminated in respect of Class C shares of the Fund, no amounts (other than amounts accrued by not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C shares.

Class D


Under the 12b-1 Plan, the Fund, with respect to Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to
(1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a 0.75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of 0.25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class D shares for the fiscal year ended September 30, 2004 was $5,981, equivalent to 1% per annum of the Class D shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 2004, Seligman Advisors incurred $49,490 of expenses in respect of the Fund's Class D shares that were not reimbursed from amounts received from the Fund's 12b-1 Plan. This amount is equal to 8.90% of the net assets of Class D shares at September 30, 2004.


If the 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.


Payments made by the Fund under the 12b-1 Plan for the fiscal year ended September 30, 2004, were spent on the following activities in the following amounts:



                                                     Class A   Class C   Class D
                                                     -------   -------   -------
Compensation to underwriters                         $   -0-    $  915    $  264
Compensation to broker/dealers                        52,864     9,906     5,717


The 12b-1 Plan was approved on June 10, 1986 by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan ("Qualified Trustees") and was approved by shareholders of the Fund on April 23, 1987. Amendments to the Plan were approved in respect of the Class D shares on November 18, 1993 by the Trustees, including a majority of the Qualified Trustees, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Trustees, including a majority of the Qualified Trustees, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Trustees and the Qualified Trustees in accordance with the applicable provisions of the 1940 Act and the rules thereunder.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Trustees who are not "interested persons" of the Fund be made by such disinterested Trustees.


Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor. As such, it receives compensation pursuant to the Fund's 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 2004, 2003 and 2002, Seligman Services received distribution and service fees of $3,598, $4,132 and $4,400, respectively, pursuant to the Fund's 12b-1 Plan.


Other Service Providers

Seligman Data Corp., which is owned by certain other investment companies in the Seligman Group, is the shareholder service agent and dividend-paying agent for the Fund. SDC charges the Fund at cost for its services. These costs may include amounts paid by SDC to financial intermediaries and other third parties who provide sub-transfer agency services. Certain officers and trustees of the Fund are also officers and directors of SDC.

                    Brokerage Allocation and Other Practices

Brokerage Transactions

When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

Fixed income securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated. Prices paid to dealers will generally include a "spread", i.e., the difference between the prices at which the dealer is willing to purchase or to sell the security at that time.

For the fiscal years ended September 30, 2004, 2003 and 2002, no brokerage commissions were paid by the Fund.


Commissions


For the fiscal years ended September 30, 2004, 2003 and 2002, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.


Brokerage Selection

Seligman selects broker-dealers with the goal of obtaining "best execution". Seligman will consider a full range and quality of a broker-dealer's services, such as price, market familiarity, reliability, integrity, commission rates, execution and settlement capabilities, ability to handle large orders, financial condition, technological infrastructure and operational capabilities, willingness to commit capital and the brokerage and research services provided or made available by the broker-dealer. These brokerage and research services, including supplemental investment research, analysis, and reports concerning issuers, industries, and securities, may be useful to Seligman in connection with its services to clients other than the Fund. The relative weighting given to any of the criteria mentioned above depends on a variety of factors including the nature of the transaction, the market on which a particular trade is being executed and the number of broker-dealers making a market in the security to be traded.

Although sales of investment company shares will not be considered in selecting broker-dealers to effect securities transactions, Seligman offers its services primarily through the broker-dealer selling networks and expects that nearly all broker-dealers that effect securities transactions for the Seligman Funds will have a relationship with Seligman or its affiliates to distribute shares of the investment companies or other investment products offered by Seligman. Seligman ranks broker-dealers through an internal voting process which considers the services provided by broker-dealers excluding investment company or product sales by that broker-dealer.

In connection with any agency trades, Seligman determines the reasonableness of the commissions to be paid to a broker-dealer based upon the quality of the brokerage and research services provided, or arranged for, and as a result, may select a broker-dealer whose commission costs may be higher than another would have charged.

Seligman monitors and evaluates the performance and execution capabilities of broker-dealers through which it places orders and periodically reviews its policy with regard to negotiating commissions or mark-ups for the Seligman Funds in light of current market conditions, statistical studies and other available information.

Regular Broker-Dealers


During the Fund's fiscal year ended September 30, 2004, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of its parents.


               Shares of Beneficial Interest and Other Securities

Shares of Beneficial Interest

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.001, in separate series. To date, one series has been authorized, which shares constitute the interest in the Fund. The Fund has three classes, designated Class A shares of beneficial interest, Class C shares of beneficial interest, and Class D shares of beneficial interest. Each share of the Fund's Class A, Class C, and Class D beneficial interest is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. Seligman Pennsylvania Municipal Fund Series has adopted a Plan ("Multiclass Plan") pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of shares of beneficial interest. In accordance with the Declaration of Trust, the

Board of Trustees may authorize the creation of additional classes of beneficial interest with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of trustees. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

The Fund has no authorized securities other than its shares of beneficial interest.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Purchase Price. Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.


Employee and Family Members. Class A shares of the Fund may be issued without a sales charge and in amounts less than the investment minimums set forth in the Prospectus to present and former directors, trustees, officers, employees (and their respective family members) of the Fund, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Fund. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public.

If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.


Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:


Volume Discounts. Volume discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination with Class A shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation. Under this program, reduced sales charges will apply if the sum of (i) the amount being invested by a "single person" in Class A shares of the Funds and in Class A shares of other Seligman mutual funds, (ii) the current net asset value of the Class A shares of other Seligman mutual funds already owned by the "single person" other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a "single person" through an exchange of Class A shares of another Seligman mutual fund exceeds the Breakpoint Discount thresholds described above. The value of the shares contemplated by items (ii) and (iii) above (collectively, the "Prior Owned Shares") will be taken into account only if SDC is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds.

If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. This program allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of Class A shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of Class A shares of Seligman Cash Management Fund which were acquired through an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. In connection with such an arrangement, a portion of the shares you initially purchased under the letter of intent will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the agreement assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent. In the event you do not fulfill your obligations and the amount of any outstanding sales charge is greater than the value of the shares in escrow, you will be required to pay the difference. If the amount of the outstanding sales charge is less than the value of the shares in escrow, you will receive any shares remaining in escrow after Shares with a value equal to the amount of the outstanding sales charge are redeemed by the transfer agent.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares, and independently, Class C shares in an account held by a "single person." Amounts invested in Class A shares and Class C shares will not be aggregated for purposes of determining eligibility for a Breakpoint Discount. A "single person" includes an individual; members of a family unit, comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are also considered "single persons" for this purpose. The uniform criteria are as follows:


     1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. However, Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.

Sales to eligible employee benefit plans must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the shareholder service agent. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with Seligman Advisors;


(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or authorized dealers or investment advisors that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or pursuant to a "fund of funds" arrangement;

(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Fund's Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, plus an initial sales charge. No sales charge shall be payable by any person purchasing Class C shares through Level Load Intermediaries (as described below). In addition, in connection with the purchase of Class C shares by a "single person" (as described above), investors may be eligible for the reductions in initial sales charges similar to the reductions described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase (twelve months for Class C shares purchased through Level Load Intermediaries described below), charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class C shares do not automatically convert to Class A shares after eight years.


Level Load Intermediaries are those financial intermediaries who offer Class C Shares without any initial front-end sales charge. At the current time, the Level Load Intermediaries are as follows: Advest, Inc., Citigroup Global Markets, Inc., First Clearing, LLC, INVEST Financial Corporation, Investment Centers of America, Inc., KCD Financial, Inc., Lieblong & Associates, Inc., Linsco/Private Ledger Corporation, McDonald Investments, Inc., Piper Jaffray & Co., Morgan Stanley DW Inc., National Planning Corporation, National Planning Holdings, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Dain Rauscher Inc., SII Investments, Inc., UBS Financial Services, Inc., Wachovia Securities Financial Network, LLC and Wachovia Securities, LLC. From time to time, other Level Load Intermediaries may be added.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund may use the Systematic Withdrawal Plan to withdraw up to 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C shares and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age
     70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Trustees of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;


(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program;

(7) on incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, directors/trustees fees, wire fees or courier fees) not to exceed $25.00 per occurrence; and

(8) on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan level termination.


If, with respect to a redemption of any Class A, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Fund Reorganizations

Class A shares and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Payment in Securities. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Fund does not presently intend to accept securities in payment for Fund shares. Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities.

Offering Price


When you buy or sell Fund shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors accepts your request. However, in some cases, the Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Fund. In such instances, customer orders will be priced at the Class's NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request, subject to the subsequent acceptance of the order by the Fund. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.


NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and other class expenses accrual differential between the classes.


Generally, portfolio securities in which the Fund invests are traded primarily in the over-the-counter market. Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued either by independent pricing services based on bid prices that consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by Seligman based on quotations provided by primary market makers in such securities. If Seligman concludes that the most recently reported (or closing) price of a security held by the Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security based upon its fair value as determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.


Specimen Price Make-Up


Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%/(1)/, respectively, and Class D shares are sold at NAV/(2)/. Using each Class's NAV at September 30, 2004, the maximum offering price of the Fund's shares is as follows:



Class A
   Net asset value per share ...........................................   $8.03
   Maximum sales charge (4.75% of offering price) ......................    0.40
                                                                           -----
   Offering price to public ............................................   $8.43
                                                                           =====
Class C
   Net asset value per share ...........................................   $8.01
   Maximum sales charge (1.00% of offering price/(1)/) .................    0.08
                                                                           -----
   Offering price to public ............................................   $8.09
                                                                           =====

Class D
   Net asset value and offering price per share/(2)/ ...................   $8.01
                                                                           =====


----------
/(1)/ In addition to the 1.00% front-end sales charge applicable to Class C shares (other than those shares sold through Level Load Intermediaries), such shares are subject to a 1% CDSC if you redeem your shares within 18 months of purchase (12 months in the case of investors who purchase Class C shares through Level Load Intermediaries). Level Load Intermediaries are discussed under "Purchase, Redemption and Pricing of Shares".
/(2)/ Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which the disposal by the Fund of its shares impracticable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or
(iii) such other periods as ordered by the SEC for the protection of shareholders. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

Anti-Money Laundering

As part of the Fund's responsibility for the prevention of money laundering, you may be required by the Fund, Seligman or their respective service providers to provide additional information, including information needed to verify the source of funds used to purchase shares and your identity or the identity of any underlying beneficial owners of your shares. In the event of delay or failure by you to produce any requested information, the Fund or their service providers may refuse to accept a subscription or, to the extent permitted or required by applicable law, cause a complete redemption of your shares from the Fund. The Fund, by written notice to you, may suspend payment to you of any proceeds or distributions if the Fund or their service providers reasonably deem it necessary to do so in order to comply with applicable laws and regulations, including any anti-money laundering laws and regulations applicable to the Fund, Seligman or their respective service providers.


Arrangements Permitting Frequent Trading of Fund Shares

The Fund has no arrangements with any person to permit frequent trading of Fund shares.


                              Taxation of the Fund

Federal Income Taxes. The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net ordinary income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that the sum of
(i) at least 90% of its net ordinary income and net short-term capital gains and
(ii) at least 90% of its net tax-exempt interest are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of the Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; and (2) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities or securities of other regulated investment companies).

The Fund is treated as a separate corporation for federal income tax purposes. As a result, determinations of net ordinary income, exempt-interest dividends and net long-term and short-term capital gains and losses will be made separately for the Fund.

If, at the end of each quarter of its taxable year, at least 50% of the Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by the Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less certain expenses allocable to the Fund.

Dividends from net investment income and distributions from the excess of net short-term capital gains over net long-term capital losses are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. Such dividends and distributions generally will not be eligible for the treatment as qualified dividend income for non-corporate shareholders or for the dividends received deduction allowed to corporate shareholders.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 15% if designated as derived from the Fund's capital gains from property held for more than one year and realized before January 1, 2009. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from the Fund's other investment income (other than exempt interest dividends) or from net realized short-term gains are taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible to be designated as qualified dividend income for non-corporate shareholders or for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Dividends and distributions declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 15% in respect of shares held for more than one year and disposed of before January 1, 2009. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which an exempt interest dividend has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be disallowed to the extent of the amount of the exempt interest dividend paid by the Fund to the shareholder. Further, if shares on which a long-term capital gains distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized, to the extent not otherwise disallowed pursuant to the immediately preceding sentence, will be treated as long-term capital loss to the extent of the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Options offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Options.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of its capital gain net income realized during the one-year period ending October 31 during such year, and all ordinary income and capital gain net income for prior years that was not previously distributed. The Fund intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of the Fund.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined on an annual basis for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee equal to such fine that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.

Pennsylvania Taxes


In the opinion of Ballard Spahr Andrews & Ingersoll, LLP, Pennsylvania tax counsel to the Pennsylvania Fund, the following tax rules are applicable to the Fund and its shareholders:


Business trusts qualifying as regulated investment companies and registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 are not included in the definition of corporations for Pennsylvania tax purposes. Thus, the Fund is not subject to the corporate net income tax and capital stock tax which would be applicable if the Fund were incorporated.

Individual shareholders of the Fund who are subject to the Pennsylvania personal income tax will not be subject to such tax on distributions from the Fund to the extent that such distributions are attributable to interest paid on Pennsylvania Municipal Securities or US Government obligations.




Individual shareholders of the Fund who are Philadelphia resident individuals and subject to the Philadelphia school district investment income tax will not be subject to such tax on distributions from the Fund to the extent that such distributions are attributable to interest paid on Pennsylvania Municipal Securities or US Government obligations.

Corporate shareholders of the Fund who are subject to the Pennsylvania corporate net income tax will not be subject to such tax on distributions from the Fund that qualify as exempt-interest dividends for federal income tax purposes or are derived from interest on US Government obligations.

If a shareholder of the Fund is a business subject to the Pennsylvania capital stock/franchise tax, the value of shares of the Fund held by such shareholder and income derived from the ownership of such shares may be taken into account in determining the "capital stock value" of such shareholder.

Distributions to shareholders from gains realized by the Fund from the disposition (whether by sale, exchange, redemption or payment at maturity) of Pennsylvania Municipal Securities or US Government obligations issued on or after February 1, 1994 are taxable under the Pennsylvania personal income tax and corporate net income tax. With respect to obligations issued before February 1, 1994, gains distributed to shareholders are arguably exempt from the above-referenced taxes, but the law does not so clearly provide. Any distributions to shareholders of the Fund from gains realized on the disposition of Fund assets are not subject to the Philadelphia school district investment income tax.

The foregoing is a general, abbreviated summary of certain provisions of Pennsylvania statutes and administrative interpretations presently in effect governing the taxation of shareholders of the Fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning Pennsylvania tax matters.

                                  Underwriters

Distribution of Securities

The Fund and Seligman Advisors are parties to a Distributing Agreement dated, January 1, 1993, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's shares of beneficial interest, Seligman Advisors allows reallowances to all dealers on sales of Class A and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.


Total initial sales charges paid by shareholders of Class A shares and of Class C shares of the Fund for the fiscal years ended September 30, 2004, 2003 and 2002, are shown below. Also shown below are the amounts of the Class A and Class C sales charges that were retained by Seligman Advisors for the same periods:



              Total Sales Charges Paid by   Amount of Class A and Class C
              Shareholders on Class A and     Sales Charges Retained by
Fiscal Year          Class C Shares               Seligman Advisors
-----------   ---------------------------   -----------------------------
    2004                $15,878                         $1,883
    2003                 27,920                          2,911
    2002                 27,181                          2,816


Compensation


Seligman Advisors, which is an affiliated person of Seligman, which is an affiliate person of the Fund, received the following commissions and other compensation from the Fund during the fiscal year ended September 30, 2004:



                           Compensation on
   Net Underwriting        Redemptions and
     Discounts and           Repurchases
      Commissions         (CDSC on Class A,
 (Class A and Class C    Class C and Class D    Brokerage         Other
Sales Charges Retained     Shares Retained)    Commissions   Compensation(1)
----------------------   -------------------   -----------   ---------------
        $1,883                   $-0-              $-0-           $1,179


----------
(1) This amount reflects service fees paid by the Funds to Seligman Advisors in respect of Class C and Class D shares under each Fund's Rule 12b-1 Plan. The arrangements pursuant to which such service fees are paid are detailed above under the discussion "Rule 12b-1 Plan."

Other Payments

Seligman Advisors shall pay authorized dealers or investment advisors, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more ("NAV sales"), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; ..50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows:
1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above. The fees in the two preceding paragraphs are not duplicative, e.g., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan.


Seligman and Seligman Advisors may make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms, third party administrators and other financial intermediaries (collectively, "Financial Intermediaries"), subject to Seligman's and Seligman Advisors' respective internal policies and procedures.


Seligman Advisors provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by Seligman (the "Seligman Funds"). Seligman Advisors also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to Seligman Advisors' internal policies and procedures governing payments for such seminars. These seminars may take place at Seligman Advisors' headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to Seligman Advisors' internal policies and procedures, Seligman Advisors may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) Seligman Advisors' promotional items of nominal value (golf balls, shirts, etc.).

In addition, Financial Intermediaries may have omnibus accounts and similar arrangements with SDC and may be paid by SDC for providing sub-transfer agency and other services. Such expenses paid by SDC are included in the Annual Operating Expenses set forth in the Prospectuses.

Seligman and/or Seligman Advisors have revenue sharing arrangements with certain Financial Intermediaries. Payments to these Financial Intermediaries are usually structured in any of three ways or a combination thereof: (i) as a percentage of gross sales; (ii) as a percentage of net assets attributable to the financial intermediary; or (iii) a fixed dollar amount.

The foregoing payments (which may take the form of expense reimbursements) by Seligman, Seligman Advisors and/or SDC may be made for shareholder servicing, promotion of Seligman Funds and other services provided by Seligman, such as advisory services to managed accounts, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediaries. These payments are in addition to the 12b-1 fees and sales loads borne by shareholders, as well as the finders' fees and loads paid by Seligman Advisors, as set forth in the Prospectuses or otherwise described above. Such payments may result in, or be necessary for, the inclusion of the Seligman Funds on a sales list, including a preferred or select sales list, in various sales programs. Receipt by Financial Intermediaries of the foregoing payments or services could create an incentive for the Financial Intermediaries to offer a Seligman Fund in lieu of other mutual funds where such payments or services are not provided. Shareholders should consult their Financial Intermediaries for further information.

                         Calculation of Performance Data

The Fund may quote performance data in various ways. All performance information supplied by the Fund in advertising is historical and past performance is not indicative of future investment results. The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

Performance Calculations

Performance quoted in advertising reflects any change in price per share, assumes the reinvestment of dividends and capital gain distributions and may or may not include the effect of a Class's initial maximum sales charge and/or CDSC, as applicable. Such performance may be quoted as a percentage or as a dollar amount, may be calculated over any time period and may be presented in a table, graph or similar illustration. Excluding applicable sales charges from a performance calculation produces a higher performance figure than if such sales charges were included in the calculation.

Average annual total returns are calculated by determining the growth or decline in the value of a hypothetical investment in the Fund over a stated period, and then calculating the annual rate required for this hypothetical investment to grow to the amount that would have been received upon a redemption at the end of such period (i.e., the average annual compound rate of return). Cumulative total returns reflect the simple change in the value of a hypothetical investment in the Fund over a stated period.

Historical Investment Results

Class A


The annualized yield for the 30-day period ended September 30, 2004 for the Fund's Class A shares was 1.61%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales charge of 4.75% of the gross amount invested) on September 30, 2004, which was the last day of this period. The average number of Class A shares of the Fund was 2,453,914, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 2004 for the Fund's Class A shares was 2.56%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 37.00% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to Pennsylvania income tax. Then the small portion of the yield attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 35.0% (35.0% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class A shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total returns for the Fund's Class A shares for the one-, five- and ten-year periods ended September 30, 2004 were (2.12)%, 4.83% and 5.42%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of the Fund, subtracting the maximum sales charge of 4.75% of the public offering price and assuming that all of the dividends and capital gain distributions paid by the Fund's Class A shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one-, five- and ten-year periods of the Fund, the entire amount was redeemed.

The cumulative total return for Class A shares of the Fund for the ten-year period ended September 30, 2004 was 69.58%. Thus, a $1,000 investment in Class A shares made on September 30, 1994 had a value on September 30, 2004 of $1,696.


Class C


The annualized yield for the 30-day period ended September 30, 2004 for the Fund's Class C shares was 0.94%. The annualized yield was computed as discussed above for Class A shares. The average number of Class C shares of the Fund was 132,557, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed as discussed for Class A shares.

The tax equivalent annualized yield for the 30-day period ended September 30, 2004 for the Fund's Class C shares was 1.49%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above for Class A shares.

The average annual total returns for the Fund's Class C shares for the one- and five-year periods ended September 30, 2004 and for the period from May 27, 1999 (inception) to September 30, 2004 were (0.02)%, 4.79% and 3.74%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class C shares of the Fund, subtracting the maximum sales charge of 1.00% of the public offering price and assuming that all of the dividends and capital gain distributions paid by the Fund's Class C shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one- and five-year periods and the period since inception of the Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.

The cumulative total return for Class C shares of the Fund for the period from May 27, 1999 (inception) through September 30, 2004 was 21.68%. Thus, a $1,000 investment in Class C shares made on May 27, 1999 (inception) had a value on September 30, 2004 of $1,217.


Class D


The annualized yield for the 30-day period ended September 30, 2004 for the Fund's Class D shares was 0.95%. The annualized yield was computed as discussed above for Class A shares. The average number of Class D shares of the Fund was 69,359, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed as discussed above for Class A shares.

The tax equivalent annualized yield for the 30-day period ended September 30, 2004 for the Fund's Class D shares was 1.51%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total returns for the Fund's Class D shares for the one-, five- and ten-year periods ended September 30, 2004 were 0.97%, 5.01% and 5.12%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of the Fund and assuming that all of the dividends and capital gain distributions paid by the Fund's Class D shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one-, five- and ten-year periods, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.

The cumulative total return for Class D shares of the Fund for the ten-year period ended September 30, 2004 was 64.70%. Thus, a $1,000 investment in Class D shares made on February 1, 1994 had a value on September 30, 2004 of $1,647.


The cumulative total returns for each Class of shares of the Fund shown above is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the periods specified; subtracting the maximum sales charge for Class A and Class C shares; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was reinvested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class C and Class D shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.




                              Financial Statements


The Fund's Annual Report to Shareholders for the fiscal year ended September 30, 2004, contains a portfolio of the investments of the Fund as of September 30, 2004, as well as certain other financial information as of this date. The financial statements and notes included in the Annual Report and the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished, without charge, to investors who request copies of this SAI.


                               General Information

The Trustees are authorized to classify or reclassify and issue any shares of beneficial interest of the Trust into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.

As a general matter, the Fund will not hold annual or other meetings of the shareholders. This is because the Declaration of Trust provides for shareholder voting only (a) for the election or removal of one or more Trustees if a meeting is called for that purpose, (b) with respect to any matter as to which shareholder approval is required by the 1940 Act, (c) with respect to any termination or reorganization of the Fund or any series, (d) with respect to any amendment of the Declaration of Trust (other than amendments establishing and designating new series or classes of shares, abolishing series or classes of shares when there are no units thereof outstanding, changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or which is defective or inconsistent with the 1940 Act or with the requirements of the Internal Revenue Code or applicable regulations for the Fund's obtaining the most favorable treatment thereunder available to regulated investment companies, (e) to the same extent as the stockholders of a Pennsylvania business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and
(f) with respect to such additional matters relating to the Fund as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Fund, any registration of the Fund with the SEC or any state, or as the Trustees may consider necessary or desirable. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

The shareholders of the Fund have the right, upon the declaration in writing or vote of more than two-thirds of the Fund's outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustee shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Fund; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of requests. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The shareholders of a Pennsylvania trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund.

Custodian. State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.


Independent Registered Public Accounting Firm. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has been selected as auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

                                   APPENDIX A

MOODY'S INVESTORS SERVICE ("MOODY'S")
MUNICIPAL BONDS

Aaa: Municipal bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than "Aaa" bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Municipal bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Municipal bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds which are rated "Ca" represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Municipal bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; modifier "2" indicates a mid-range ranking; and modifier "3" indicates that the issuer ranks in the lower end of its generic rating category.

MUNICIPAL NOTES

Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation "MIG 1" are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation "MIG 2" are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation "MIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation "MIG 4" are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES ("S&P")
MUNICIPAL BONDS

AAA: Municipal bonds rated "AAA" are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Municipal bonds rated "AA" have a very high degree of safety and very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Municipal bonds rated "A" are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long-term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Municipal bonds rated "BBB" are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Municipal bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating "C" is reserved for income bonds on which no interest is being paid.

D: Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

MUNICIPAL NOTES

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The "A-1" designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   APPENDIX B

                      RISK FACTORS REGARDING INVESTMENTS IN
                        PENNSYLVANIA MUNICIPAL SECURITIES

The following information as to certain Pennsylvania considerations is given to investors in view of the Fund's policy of investing primarily in securities of Pennsylvania issuers. Such information is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Pennsylvania issuers.

Employment. The industries traditionally strong in Pennsylvania, such as coal, steel and railway, have declined and account for a decreasing share of total employment. Service industries (including trade, medical, health services, education and finance) have grown, however, have exceeded the manufacturing sector in each year since 1985.


While the level of Pennsylvania's population basically remained constant from 1994 through 2003, nonagricultural employment increased from 1994 through 2003. By 2003, Pennsylvania nonagricultural employment had reached 109% of its 1994 level. In comparison, increases in US nonagricultural employment have been greater. By 2003, US nonagricultural employment had reached 114% of its 1994 level. Trends in the unemployment rates of Pennsylvania and the US have been similar from 1994 to 2003. For example, Pennsylvania's unemployment rate for 1994 and 1995 was 6.2% and 5.9%, respectively, while the unemployment rate for the US was 6.1% and 5.6% for the same years. In 2002 and 2003, Pennsylvania's unemployment rate was 5.7% and 5.6%, respectively, compared with the US unemployment rate of 5.8% and 6.0% for the same years.


Fiscal Year 2002 Financial Results. The national recession was not anticipated in Pennsylvania's budget enacted for fiscal year 2002. Actual revenues were $1.268 billion (5.9%) below estimate. In order to prevent ending the fiscal year with an operating deficit and a negative fiscal year-end budgetary basis balance, Pennsylvania took the following actions: (i) the Governor decided to limit expenditures leading to appropriation lapses; (ii) the $1.038 million balance in the Tax Stabilization Reserve Fund was transferred to the General Fund; and (iii) there was a partial draw down of a portion of the $336 million General Fund balance at the beginning of the fiscal year.


Fiscal Year 2003 Financial Results. Continued slow growth in the national economy since the recession of 2001 impacted Pennsylvania's tax and revenue collections in fiscal year 2003. Actual fiscal year Commonwealth revenues were below estimate by 2.3% or $497.6 million. Total fiscal year 2003 Commonwealth revenues net of reserves for tax refunds and including intergovernmental transfers and additional resources were $21,808.5 million. Actual expenditures from fiscal year 2003 appropriations were 1.4 percent or $295.7 million below the original enacted amounts for fiscal year 2003. Total expenditures net of appropriation lapses and including intergovernmental transfers and expenditures from additional resources totaled $21,671.9 million. As a result of financial operations during fiscal year 2003, efforts to reduce expenditures and the General Assembly's repeal of the transfer of $300 million from the General Fund to the Budget Stabilization Reserve Fund, the unappropriated surplus balance increased by $136.6 million prior to the statutorily required 25% transfer to the Budget Stabilization Reserve Fund. As result, the fiscal year 2003 final unappropriated surplus balance was $209.3 million as of June 30, 2003.

Fiscal Year 2004 Financial Results. A rebounding national economy that exceeded preliminary estimates for growth resulted in actual fiscal year 2004 Pennsylvania General Fund revenues exceeding the budget estimate by 2.9%, or $636.7 million. Total fiscal year 2004 revenues net of reserves for tax refunds and including intergovernmental transfers and additional resources totaled $23,159.7 million. Total expenditures net of appropriation lapses and including intergovernmental transfers and expenditures from additional resources was $23,089.2 million. As result of Commonwealth financial operations during the fiscal year the preliminary unappropriated surplus balance, prior to the statutorily required 25% transfer to the Budget Stabilization Reserve Fund, was scheduled to increase $57.5 million to $266.8 million from the fiscal year 2003 ending balance. Following the statutorily required 25% transfer to the Budget Stabilization Reserve Fund ($66.7 million), a supplemental transfer of $123.3 million was also made to the Budget Stabilization Reserve Fund. As result, the fiscal year 2004 final unappropriated surplus balance was $76.7 million as of June 30, 2004.

Commonwealth Debt. Debt service on general obligation bonds of Pennsylvania, except those issued for highway purposes or the benefit of other special revenue funds, is payable from Pennsylvania's General Fund, the recipient of all Commonwealth revenues that are not required to be deposited in other funds.


As of June 30, 2004, the Commonwealth had $6,892.6 million of net outstanding general obligation debt, a net increase of $125.4 million from June 30, 2003. Debt for capital projects constitutes the largest dollar amount. Although Pennsylvania's Constitution permits the issuance of an aggregate amount of capital project debt equal to 1.75 times the average annual tax revenues of the preceding five fiscal years, the General Assembly may authorize and historically has authorized a smaller amount. This constitutional limit does not apply to other types of Pennsylvania debt such as electorate approved debt or debt issued to rehabilitate areas affected by disaster. However, the former may be incurred only after the enactment of legislation calling for a referendum specifying the purpose and, usually, amount of such debt, followed by electoral approval. Similarly, debt issued to rehabilitate a disaster area is authorized by specific legislation. These statutory and constitutional limitations imposed on bonds are also applicable to bond anticipation notes.


Pennsylvania cannot use tax anticipation notes or any other form of debt to fund budget deficits between fiscal years. All year-end deficits must be funded within the succeeding fiscal year's budget. Moreover, the principal amount of tax anticipation notes issued and outstanding for the account of a fund during a fiscal year may not exceed 20% of that fund's estimated revenues for that fiscal year.


Moral Obligations. The debt of the Pennsylvania Housing Finance Agency ("PHFA"), a state agency which provides housing for lower and moderate income families, and certain obligations of The Hospitals and Higher Education Facilities Authority of Philadelphia (the "Hospitals Authority") is the only debt bearing Pennsylvania's moral obligation. PHFA's bonds, but not its notes, are partially secured by a capital reserve fund required to be maintained by PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year. If there is a potential deficiency in the capital reserve fund or if funds are necessary to avoid default on interest, principal or sinking fund payments on bonds or notes of PHFA, the Governor must place in Pennsylvania's budget for the next succeeding year an amount sufficient to make up any such deficiency or to avoid any such default. The budget which the General Assembly adopts may or may not include such amount. PHFA is not permitted to borrow additional funds as long as any deficiency exists in the capital reserve fund. According to PHFA, as of June 30, 2004, PHFA had $2,971.0 million of revenue bonds outstanding.

The Hospitals Authority is a municipal authority organized by the City of Philadelphia (the "City") to, inter alia, acquire and prepare various sites for use as intermediate care facilities for the mentally retarded. In 1986 the Hospitals Authority issued $20.4 million of bonds, which were refunded in 1993 by a $21.1 million bond issue of the Hospitals Authority and in 2003 by a $13.32 million bond issue of the Hospital Authority ("Hospitals Authority Bonds") for such facilities for the City. The Hospitals Authority Bonds are secured by leases with the City and a debt service reserve fund for which the Pennsylvania Department of Public Welfare (the "Department") has agreed with the Hospitals Authority to request in the Department's annual budget submission to the Governor, an amount of funds sufficient to alleviate any deficiency in the debt service reserve fund that may arise. The budget as finally adopted may or may not include the amount requested. If funds are paid to the Hospitals Authority, the Department will obtain certain rights in the property financed with the Hospitals Authority Bonds in return for such payment.

In response to a delay in the availability of billable beds and the revenues from these beds to pay debt service on the Hospitals Authority Bonds, PHFA agreed in June 1989 to provide a $2.2 million low-interest loan to the Hospitals Authority. The loan enabled the Hospitals Authority to make all debt service payments on the Hospitals Authority Bonds during 1990. Enough beds were completed in 1991 to provide sufficient revenues to the Hospitals Authority to meet its debt service payments and to begin repaying the loan from PHFA. According to the Hospitals Authority, as of June 30, 2004, $0.2 million of the loan was outstanding.

Other Commonwealth Obligations; Pensions. Other obligations of Pennsylvania include long-term agreements with public authorities to make lease payments that are in some cases pledged as security for those authorities' revenue bonds, and two pension plans covering state public school and other employees. For the fiscal year ending in 2003, neither pension plan had unfunded actuarial accrued liability.

Pennsylvania Agencies. Certain Pennsylvania-created agencies have statutory authorization to incur debt for which legislation providing for state appropriations to pay debt service thereon is not required. The debt of these agencies is supported solely by assets of, or revenues derived from, the various projects financed and is not an obligation of Pennsylvania. Some of these agencies, however, are indirectly dependent on Pennsylvania funds through operating appropriations. There can be no assurance that in the future assistance of the Commonwealth will be available to these agencies. These entities are as follows: The Delaware River Joint Toll Bridge Commission, Delaware River Port Authority, Pennsylvania Energy Development Authority, Pennsylvania Higher Education Assistance Agency, Pennsylvania Higher Educational Facilities Authority, Pennsylvania Industrial Development Authority, Pennsylvania Infrastructure Investment Authority, Pennsylvania State Public School Building Authority, the Pennsylvania Turnpike Commission, and Pennsylvania Economic Development Financing Authority.

Debt of Political Subdivisions and their Authorities. The ability of Pennsylvania's political subdivisions, such as counties, cities and school districts, to engage in general obligation borrowing without electorate approval is generally limited by their recent revenue collection experience, although generally such subdivisions can levy real property taxes unlimited as to rate or amount to repay general obligation borrowings. These subdivisions are authorized to engage in general obligation borrowings without limit as to principal amount to fund unfunded accrued pension liabilities.


Political subdivisions can issue revenue obligations which will not affect their general obligation borrowing capacity, but only if such revenue obligations are either limited as to repayment from a certain type of revenue other than tax revenues or projected to be repaid solely from project revenues.

Industrial development and municipal authorities, although created by political subdivisions, can only issue obligations payable solely from the revenues derived from the financed project. If the user of the project is a political subdivision, that subdivision's full faith and credit may back the repayment of the obligations of the industrial development or municipal authority. Often the user of the project is a nongovernmental entity, such as a not-for-profit hospital or university, a public utility or an industrial corporation, and there can be no assurance that it will meet its financial obligations or that the pledge, if any, of property financed will be adequate. Factors affecting the business of the user of the project, such as managed care, increased competition and governmental efforts to control health care costs (in the case of hospitals), declining enrollment and reductions in governmental financial assistance (in the case of universities), increasing capital and operating costs and competition (in the case of public utilities) and economic slowdowns (in the case of industrial corporations) may adversely affect the ability of the project user to pay the debt service on revenue bonds issued on its behalf.

Many factors affect the financial condition of the Commonwealth and its counties, cities, school districts and other political subdivisions, such as social, environmental and economic conditions, many of which are not within the control of such entities. As is the case with many states and cities, many of the programs of the Commonwealth and its political subdivisions, particularly human services programs, depend in part upon federal reimbursements. From time to time, the Commonwealth and various of its political subdivisions (including particularly the Philadelphia School District and the Cities of Philadelphia, Pittsburgh and Scranton) have encountered financial difficulty due to slowdowns in the pace of economic activity in the Commonwealth and to other factors. The Fund is unable to predict what effect, if any, such factors would have on the Fund's investments.

PART C. OTHER INFORMATION

Item 23. Exhibits.

     All Exhibits listed below have been previously filed and are incorporated herein by reference, except Exhibits marked with an (*) which are filed herewith.

(a) Instruments of Establishment and Designation dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on May 28, 1999.)

(a)(1) Form of Amended and Restated Declaration of Trust of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(b) Amended and Restated Bylaws of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(b)(1) Amended By-laws of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on January 28, 2003.)

(c) Copy of Specimen of Stock Certificate for Class D Shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on January 31, 1994.)

(d)      Copy of Management Agreement between each Series of the Registrant and
         J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(e) Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(1) Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(3) Distributing Agreement between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(e)(4) Sales Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(e)(5) Form of Amended Sales Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on January 28, 2003.)

(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(f)(1) Deferred Compensation Plan for Directors. (Incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 1 of the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(g) Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(h)      Not applicable.

(i) Opinion and Consent of Counsel in respect of Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on May 28, 1999.)

(i)(1) Opinion and Consent of Counsel. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(j)      *Consent of Independent Registered Public Accounting Firm.

(j)(1)   *Opinion and Consent of Pennsylvania Counsel.


(k)      Not applicable.

(l) Form of Purchase Agreement for Initial Capital for Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on May 28, 1999.)

(l)(1) Purchase Agreement for Initial Capital for Class D shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on January 29, 1997.)

(m) Amended Administration, Shareholder Services and Distribution Plan of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on May 28, 1999.)

(m)(1) Amended Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(m)(2) Amended Administration, Shareholder Services and Distribution Plan of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on January 28, 2003.)

(m)(3) Form of Services Agreement between Morgan Stanley Dean Witter and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(4) Form of Selected Dealer Agreement between Merrill Lynch and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(5) Form of Services Agreement between Oppenheimer & Co., Inc and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(6) Form of Services Agreement between Paine Webber Incorporated and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(7) Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)


(m)(8) *Participation Agreement between Salomon Smith Barney Inc. and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 42 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 28, 2005.)



(m)(9) Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(10) Form of Mutual Fund Dealer Agreement between Seligman Advisors, Inc. and Smith Barney Inc. (Incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(n) Rule 18f-3 Plan. Plan of Multiple Classes of Shares (three Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940. (Incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on May 28, 1999.)


(p) *Amended Code of Ethics of the Registrant and J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc. and affiliates. (Incorporated by reference to Exhibit (p) of Post-Effective Amendment No 42 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 28, 2005.)

(Other Exhibits)   (a) Power of Attorney for Robert B. Catell. (Incorporated by
                   reference to Registrant's Post-Effective Amendment No. 25 filed on January 28, 2004.)


                   (b) Power of Attorney for Leroy C. Richie. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on January 28, 2002.)

                   (c) Powers of Attorney. (Incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed on January 27, 1998.)

Item 24.   Persons Controlled by or Under Common Control with Registrant. None.

Item 25. Indemnification. Reference is made to the provisions of Article V of Registrant's Amended and Restated Declaration of Trust filed as
           Exhibit 24(b)(1) and Article VII of Registrant's Amended and Restated By-Laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 15 to the Registration Statement.

           Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation ("Seligman"), is the Registrant's investment manager and is an investment adviser under the Investment Advisors Act of 1940, as amended ("Advisors Act"). The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A, C and D of Form ADV, filed by Seligman pursuant to the Advisers Act, as amended (SEC File No. 801-15798) on March 29, 2004.


Item 27.   Principal Underwriters.

(a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman Investment Grade Fixed Income Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Portfolios, Inc., Seligman Time Horizon/Harvester Series, Inc., Seligman Value Fund Series, Inc.

(b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:


                             Seligman Advisors, Inc.
                              As of January 1, 2005



               (1)                                    (2)                              (3)
       Name and Principal                   Positions and Offices             Positions and Offices
        Business Address                       with Underwriter                  with Registrant
--------------------------------   ---------------------------------------   -----------------------
William C. Morris*                 Chairman of the Board and Director        Chairman of the Board
Brian T. Zino*                     Director                                  President, Director and
                                                                             Chief Executive Officer
David F. Stein*                    Director                                  None
Rodney G.D. Smith                  Director                                  None
Charles W. Kadlec*                 President and Director                    None
Richard M. Potocki*                Managing Director, Director of Sales      None
Andrew S. Veasey*                  Managing Director, Sales                  None
Thomas G. Rose*                    Senior Vice President, Finance            Vice President
James R. Besher*                   Senior Vice President, Divisional         None
                                   Sales Director
Gerald I. Cetrulo, III*            Senior Vice President, Sales              None
Arthur A. Condron*                 Senior Vice President, Offshore           None
                                   Sales and Administration
Jeffrey S. Dean*                   Senior Vice President, Director of        None
                                   Operations and Business Planning
Kenneth J. Dougherty*              Senior Vice President, Sales              None
Jonathan G. Evans*                 Senior Vice President, Sales              None
T. Wayne Knowles*                  Senior Vice President, Divisional         None
                                   Sales Director
Michelle L. McCann-Rappa*          Senior Vice President, Director           None
                                   of Marketing
Ronald W. Pond*                    Senior Vice President, Divisional         None
                                   Sales Director
Thomas P. Parnell*                 Senior Vice President, Sales              None
J. Jeffery Rold*                   Senior Vice President, Divisional Sales   None
                                   Director
Fernando Sanchez Alcazar           Senior Vice President, Regional           None
Seligman International, Inc.       Director, Latin America
Av. Alicia M. de Justo 1148
Fourth Floor #407B
C1107AAX Buenos Aires, Argentina
James C. Taylor*                   Senior Vice President, Sales              None
Bruce M. Tuckey*                   Senior Vice President, Sales              None
Mason S. Flinn*                    Senior Vice President, National           None
                                   Sales Manager of Retirement Plans
Jeffery C. Pleet*                  Senior Vice President, Regional           None
                                   Retirement Plans Manager
Judith L. Lyon*                    Senior Vice President, Sales              None
Joseph J. Williams, Jr.*           Senior Vice President, Sales              None
Angela M. Billick*                 Vice President, Offshore                  None
Anna R. Brogan*                    Vice President, Regional Retirement       None
                                   Plans Manager
Emily H. Calcagno*                 Vice President, National Accounts         None

                             Seligman Advisors, Inc.
                              As of January 1, 2005



               (1)                                    (2)                              (3)
       Name and Principal                   Positions and Offices             Positions and Offices
        Business Address                       with Underwriter                  with Registrant
--------------------------------   ---------------------------------------   -----------------------
Peter J. Campagna*                 Vice President, Portfolio Advisory,       None
                                   Managed Money
Dina Cutrone*                      Vice President, Retirement Marketing      None
Helen Delman*                      Vice President, Product Manager           None
Marcie L. Blanco*                  Vice President, Retirement Plans          None
                                   Marketing Consultant
Nicole C. Grogan*                  Vice President, Manager, Sales            None
                                   Administration & Planning
Matthew Witschel*                  Vice President, Manager of Internal       None
                                   Sales
Craig S. Prichard*                 Vice President, Consulting Services       None
Steven J. Ralff*                   Vice President, Product Manager           None
Paula A. Smith*                    Vice President, Product Manager           None
John T. Szwed*                     Vice President, Product Manager           None
Gary A. Terpening*                 Vice President, Director of Business      None
                                   Development
Edward W. Urban*                   Vice President, Product Manager           None
William DeSanto*                   Vice President, Portfolio Advisory,       None
                                   Managed Money
Edward S. Finocchiaro              Vice President, Regional Sales            None
120 Screenhouse Lane
Duxbury, MA  02332
Brian C. Kelleher*                 Vice President, Regional Sales            None
1925 Chestnut Street, #2
San Francisco, CA  94123
Mike Loftus                        Vice President, Regional Sales            None
1625 Larimer, Unit 1002
Denver, CO  80202
Leslie A. Mudd                     Vice President, Regional Sales            None
9234 N. 115th Street
Scottsdale, AZ  85259
John H. Perucki                    Vice President, Regional Sales            None
1307 Old Pond Lane
Matthew, NC  28105
Nicholas C. Roberts                Vice President, Regional Sales            None
315 Montana Avenue, #305
Santa Monica, CA  90403
Frank J. Nasta*                    Corporate Secretary                       Secretary
James M. Curtis*                   Assistant Corporate Secretary             None
Paul B. Goucher*                   Assistant Corporate Secretary             None
Jennifer G. Muzzey*                Assistant Corporate Secretary             None
Albert A. Pisano*                  Vice President, Director of Compliance    None
Katherine J. Shetler*              Senior Vice President and Treasurer       None
Julie S. Rosenberg*                Assistant Treasurer                       None
Lawrence P. Vogel*                 Assistant Treasurer                       Vice President and
                                                                             Treasurer
Richard C. Dluzniewski*            Assistant Treasurer                       None
Paula S. Chan*                     Assistant Vice President, Marketing       None
                                   Specialist

                             Seligman Advisors, Inc.
                              As of January 1, 2005



               (1)                                    (2)                              (3)
       Name and Principal                   Positions and Offices             Positions and Offices
        Business Address                       with Underwriter                  with Registrant
--------------------------------   ---------------------------------------   -----------------------
Sandra G. Floris*                  Assistant Vice President, Order Desk      None
Keith R. Landry*                   Vice President, Order Desk                None
Karin Billias*                     Assistant Vice President, Retirement      None
                                   Plans Marketing Consultant
Michael J. Ferry*                  Assistant Vice President, Retirement      None
                                   Plans Marketing Consultant
John Kielmeyer*                    Assistant Vice President, Regional        None
                                   Sales
Lisa M. MacDonald*                 Assistant Vice President, Sales           None
                                   Administration and Planning
Oscar Lagos*                       Assistant Vice President, Operations      None


* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

(c)        Not Applicable.

Item 28. Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of J. & W. Seligman & Co. Incorporated at its offices at 100 Park Avenue, New York, NY 10017 or at the following locations:
           (1) State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, custodian of the Registrant's cash and securities and also agent performing certain accounting and record-keeping functions relating to portfolio transactions and calculating the net asset value of the Registrant, and (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, shareholder service agent, who maintains shareholder records for the Registrant.

Item 29.   Management Services. Not Applicable.

Item 30.   Undertakings. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 26 to its Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 28th day of January, 2005.

                                  SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES


                                  By: /s/ Brian T. Zino
                                      ------------------------------------------
                                          Brian T. Zino, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 has been signed below by the following persons in the capacities indicated on January 28, 2005.

Signature                               Title
---------                               -----


/s/ Brian T. Zino                       President, Director and Chief Executive
-------------------------------------      Officer
Brian T. Zino                           (Principal Executive Officer)


/s/ William C. Morris                   Chairman of the Board and Director
-------------------------------------
William C. Morris


/s/ Lawrence P. Vogel                   Treasurer (Principal Financial and
-------------------------------------      Accounting Officer)
Lawrence P. Vogel


Robert B. Catell, Trustee        )
John R. Galvin, Trustee          )
Alice S. Ilchman, Trustee        )
Frank A. McPherson, Trustee      )
John E. Merow, Trustee           )      /s/ Brian T. Zino
Betsy S. Michel, Trustee         )      ----------------------------------------
Leroy C. Richie, Trustee         )          Brian T. Zino, Attorney-in-Fact
Robert L. Shafer, Trustee        )
James N. Whitson, Trustee        )

                   SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES
                     Post-Effective Amendment No. 26 to the
                       Registration Statement on Form N-1A

                                  EXHIBIT INDEX

Form N-1A Item No.   Description
------------------   -----------
Item 23(j)           Consent of Independent Registered Public Accounting Firm.

Item 23(j)(1)        Opinion and Consent of Pennsylvania Counsel.